Document and Entity Information	12 Months Ended
Jul. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 31, 2012
Registrant Name	IVY FUNDS
Central Index Key	0000883622
Amendment Flag	false
Document Creation Date	Jul 27, 2012
Document Effective Date	Jul 31, 2012
Prospectus Date	Jul 31, 2012

Ivy Core Equity Fund
Ivy Core Equity Fund
Objective
To seek to provide capital growth and appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Core Equity Fund (USD $)	Class A		Class B		Class C		Class E	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none
Maximum Annual Maintenance Fee	none		none		none		20	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Core Equity Fund		Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	none	0.25%
Other Expenses		0.35%	0.66%	0.38%	0.77%	0.24%	0.25%
Total Annual Fund Operating Expenses		1.30%	2.36%	2.08%	1.72%	0.94%	1.20%
Fee Waiver and/or Expense Reimbursement	[1][2]	none	none	none	0.37%	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.30%	2.36%	2.08%	1.35%	0.94%	1.20%
[1]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class E shares at 1.35%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Core Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	700	963	1,247	2,053
Class B Shares	639	1,036	1,360	2,432
Class C Shares	211	652	1,119	2,410
Class E Shares	725	1,100	1,511	2,650
Class I Shares	96	300	520	1,155
Class Y Shares	122	381	660	1,455

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Core Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	700	963	1,247	2,053
Class B Shares	239	736	1,260	2,432
Class C Shares	211	652	1,119	2,410
Class E Shares	725	1,100	1,511	2,650
Class I Shares	96	300	520	1,155
Class Y Shares	122	381	660	1,455

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Principal Investment Strategies
Ivy Core Equity Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities, primarily in common stocks of large cap companies that IICO believes have dominant market positions in their industries. Large cap companies typically are companies with market capitalizations of at least $10 billion at the time of acquisition. The Fund invests in securities that have the potential for capital appreciation, or that IICO expects to resist market decline. Although the Fund typically invests in securities issued by large cap companies, it may invest in securities issued by companies of any size.

IICO believes that long-term earnings power relative to market expectations is an important component for stock performance. From a top-down perspective, IICO seeks to identify current trends or themes which indicate specific industries that have the potential to experience multi-year growth. Once identified, IICO seeks to invest for the Fund in what it believes to be dominant companies that will benefit from these trends or themes; including companies that IICO believes have long-term earnings potential greater than market expectations. The Fund typically holds a small number of stocks (generally 40 to 50).

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. IICO considers whether the security has fully appreciated according to IICO’s forecast, has ceased to offer the prospect of significant growth potential, has had its competitive barriers diminished, has seen its earnings catalyst lose its impact, or has performed below IICO’s expectations regarding the security’s long-term earnings potential. IICO also may sell a security to reduce the Fund’s holding in that security if that issuer’s competitive advantage has diminished or if the Fund’s portfolio managers lose conviction in a previously identified trend or theme, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Holdings Risk. The Fund tends to be invested in a small number of stocks (generally 40 to 50). As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown on the chart, the highest quarterly return was 17.42% (the third quarter of 2009) and the lowest quarterly return was -20.49% (the fourth quarter of 2008). The Class A return for the year through June 30, 2012 was 10.36%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Core Equity Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	(4.94%)	0.86%	2.49%
Class A Return After Taxes on Distributions	(5.48%)	0.43%	2.11%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(2.32%)	0.82%	2.20%
Class B	(4.04%)	0.84%	2.08%
Class C	0.11%	1.28%	2.28%
Class E	(4.98%)			0.79%	Apr 2, 2007
Class I	1.29%			2.76%	Apr 2, 2007
Class Y	1.06%	2.23%	3.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Lipper Large-Cap Core Funds Universe Average (net of fees and expenses)	(0.65%)	(0.87%)	2.41%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Core Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide capital growth and appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Core Equity Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities, primarily in common stocks of large cap companies that IICO believes have dominant market positions in their industries. Large cap companies typically are companies with market capitalizations of at least $10 billion at the time of acquisition. The Fund invests in securities that have the potential for capital appreciation, or that IICO expects to resist market decline. Although the Fund typically invests in securities issued by large cap companies, it may invest in securities issued by companies of any size.

IICO believes that long-term earnings power relative to market expectations is an important component for stock performance. From a top-down perspective, IICO seeks to identify current trends or themes which indicate specific industries that have the potential to experience multi-year growth. Once identified, IICO seeks to invest for the Fund in what it believes to be dominant companies that will benefit from these trends or themes; including companies that IICO believes have long-term earnings potential greater than market expectations. The Fund typically holds a small number of stocks (generally 40 to 50).

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

		Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. IICO considers whether the security has fully appreciated according to IICO’s forecast, has ceased to offer the prospect of significant growth potential, has had its competitive barriers diminished, has seen its earnings catalyst lose its impact, or has performed below IICO’s expectations regarding the security’s long-term earnings potential. IICO also may sell a security to reduce the Fund’s holding in that security if that issuer’s competitive advantage has diminished or if the Fund’s portfolio managers lose conviction in a previously identified trend or theme, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Holdings Risk. The Fund tends to be invested in a small number of stocks (generally 40 to 50). As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown on the chart, the highest quarterly return was 17.42% (the third quarter of 2009) and the lowest quarterly return was -20.49% (the fourth quarter of 2008). The Class A return for the year through June 30, 2012 was 10.36%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Core Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	700
3 Years	rr_ExpenseExampleYear03	963
5 Years	rr_ExpenseExampleYear05	1,247
10 Years	rr_ExpenseExampleYear10	2,053
1 Year	rr_ExpenseExampleNoRedemptionYear01	700
3 Years	rr_ExpenseExampleNoRedemptionYear03	963
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,247
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,053
2002	rr_AnnualReturn2002	(22.63%)
2003	rr_AnnualReturn2003	17.26%
2004	rr_AnnualReturn2004	9.37%
2005	rr_AnnualReturn2005	7.90%
2006	rr_AnnualReturn2006	14.36%
2007	rr_AnnualReturn2007	13.71%
2008	rr_AnnualReturn2008	(34.82%)
2009	rr_AnnualReturn2009	23.13%
2010	rr_AnnualReturn2010	20.35%
2011	rr_AnnualReturn2011	0.86%
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.49%)
1 Year	rr_AverageAnnualReturnYear01	(4.94%)
5 Years	rr_AverageAnnualReturnYear05	0.86%
10 Years	rr_AverageAnnualReturnYear10	2.49%
Ivy Core Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.36%
1 Year	rr_ExpenseExampleYear01	639
3 Years	rr_ExpenseExampleYear03	1,036
5 Years	rr_ExpenseExampleYear05	1,360
10 Years	rr_ExpenseExampleYear10	2,432
1 Year	rr_ExpenseExampleNoRedemptionYear01	239
3 Years	rr_ExpenseExampleNoRedemptionYear03	736
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,260
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,432
1 Year	rr_AverageAnnualReturnYear01	(4.04%)
5 Years	rr_AverageAnnualReturnYear05	0.84%
10 Years	rr_AverageAnnualReturnYear10	2.08%
Ivy Core Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.08%
1 Year	rr_ExpenseExampleYear01	211
3 Years	rr_ExpenseExampleYear03	652
5 Years	rr_ExpenseExampleYear05	1,119
10 Years	rr_ExpenseExampleYear10	2,410
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	652
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,410
1 Year	rr_AverageAnnualReturnYear01	0.11%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	2.28%
Ivy Core Equity Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.37%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	725
3 Years	rr_ExpenseExampleYear03	1,100
5 Years	rr_ExpenseExampleYear05	1,511
10 Years	rr_ExpenseExampleYear10	2,650
1 Year	rr_ExpenseExampleNoRedemptionYear01	725
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,100
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,511
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,650
1 Year	rr_AverageAnnualReturnYear01	(4.98%)
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Core Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,155
1 Year	rr_ExpenseExampleNoRedemptionYear01	96
3 Years	rr_ExpenseExampleNoRedemptionYear03	300
5 Years	rr_ExpenseExampleNoRedemptionYear05	520
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,155
1 Year	rr_AverageAnnualReturnYear01	1.29%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Core Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,455
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	381
5 Years	rr_ExpenseExampleNoRedemptionYear05	660
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,455
1 Year	rr_AverageAnnualReturnYear01	1.06%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	3.25%
Ivy Core Equity Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.48%)
5 Years	rr_AverageAnnualReturnYear05	0.43%
10 Years	rr_AverageAnnualReturnYear10	2.11%
Ivy Core Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.32%)
5 Years	rr_AverageAnnualReturnYear05	0.82%
10 Years	rr_AverageAnnualReturnYear10	2.20%
Ivy Core Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Ivy Core Equity Fund | Lipper Large-Cap Core Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.65%)
5 Years	rr_AverageAnnualReturnYear05	(0.87%)
10 Years	rr_AverageAnnualReturnYear10	2.41%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class E shares at 1.35%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[3]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Ivy Dividend Opportunities Fund
Ivy Dividend Opportunities Fund
Objective
To seek to provide total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Dividend Opportunities Fund (USD $)	Class A		Class B		Class C		Class E	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none
Maximum Annual Maintenance Fee	none		none		none		20	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Dividend Opportunities Fund		Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	none	0.25%
Other Expenses		0.34%	0.48%	0.30%	0.97%	0.24%	0.24%
Total Annual Fund Operating Expenses		1.29%	2.18%	2.00%	1.92%	0.94%	1.19%
Fee Waiver and/or Expense Reimbursement	[1][2]	none	none	none	0.55%	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.29%	2.18%	2.00%	1.37%	0.94%	1.19%
[1]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.
[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class E shares at 1.37%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Ivy Dividend Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	699	960	1,242	2,042
Class B Shares	621	982	1,269	2,288
Class C Shares	203	627	1,078	2,327
Class E Shares	726	1,136	1,587	2,833
Class I Shares	96	300	520	1,155
Class Y Shares	121	378	654	1,443

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Dividend Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	699	960	1,242	2,042
Class B Shares	221	682	1,169	2,288
Class C Shares	203	627	1,078	2,327
Class E Shares	726	1,136	1,587	2,833
Class I Shares	96	300	520	1,155
Class Y Shares	121	378	654	1,443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Principal Investment Strategies
Ivy Dividend Opportunities Fund seeks to achieve its objective by investing primarily in large cap companies, that are often market leaders in their industry with established operating records, that IICO believes are high-quality companies that may accelerate or grow their dividend payout ratio and that also demonstrate favorable prospects for total return. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. For this purpose, such securities consist primarily of dividend-paying common stocks. Although the Fund invests primarily in securities issued by large cap companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size.

The Fund primarily focuses on companies that have one or more of the following characteristics: high dividend yields that are, in the opinion of IICO, relatively safe; above-average market yield that IICO expects will continue to maintain and/or grow dividends; small dividends that IICO expects could grow over the next few years; and no dividends but IICO expects the company to initiate payment of dividends. IICO also considers other factors, which may include the company’s: established operating history; competitive dividend yields; growth and profitability opportunities; history of improving sales and profits; status as a market leader in its industry; and stock price value.

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

Generally, in determining whether to sell a security, IICO considers many factors, including: changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or appreciation possibilities offered by individual securities. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company. In addition, the amount of any dividend paid may fluctuate significantly.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 14.85% (the second quarter of 2009) and the lowest quarterly return was -21.78% (the fourth quarter of 2008). The Class A return for the year through June 30, 2012 was 7.09%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Dividend Opportunities Fund	1 Year	5 Years	Life of Class	Inception Date
Class A	(10.26%)	(1.48%)	4.82%	Jun 30, 2003
Class A Return After Taxes on Distributions	(10.40%)	(1.65%)	4.63%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(6.44%)	(1.22%)	4.22%
Class B	(9.47%)	(1.48%)	4.58%	Jun 30, 2003
Class C	(5.43%)	(1.01%)	4.77%	Jun 30, 2003
Class E	(10.33%)		(2.32%)	Apr 2, 2007
Class I	(4.51%)		(0.53%)	Apr 2, 2007
Class Y	(4.74%)	(0.17%)	5.69%	Jun 30, 2003
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	5.52%	Jul 1, 2003
Lipper Equity Income Funds Universe Average (net of fees and expenses)	2.85%	0.37%	6.11%	Jul 1, 2003

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Dividend Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Dividend Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Dividend Opportunities Fund seeks to achieve its objective by investing primarily in large cap companies, that are often market leaders in their industry with established operating records, that IICO believes are high-quality companies that may accelerate or grow their dividend payout ratio and that also demonstrate favorable prospects for total return. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. For this purpose, such securities consist primarily of dividend-paying common stocks. Although the Fund invests primarily in securities issued by large cap companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size.

The Fund primarily focuses on companies that have one or more of the following characteristics: high dividend yields that are, in the opinion of IICO, relatively safe; above-average market yield that IICO expects will continue to maintain and/or grow dividends; small dividends that IICO expects could grow over the next few years; and no dividends but IICO expects the company to initiate payment of dividends. IICO also considers other factors, which may include the company’s: established operating history; competitive dividend yields; growth and profitability opportunities; history of improving sales and profits; status as a market leader in its industry; and stock price value.

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

		Generally, in determining whether to sell a security, IICO considers many factors, including: changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or appreciation possibilities offered by individual securities. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company. In addition, the amount of any dividend paid may fluctuate significantly.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 14.85% (the second quarter of 2009) and the lowest quarterly return was -21.78% (the fourth quarter of 2008). The Class A return for the year through June 30, 2012 was 7.09%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Dividend Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	699
3 Years	rr_ExpenseExampleYear03	960
5 Years	rr_ExpenseExampleYear05	1,242
10 Years	rr_ExpenseExampleYear10	2,042
1 Year	rr_ExpenseExampleNoRedemptionYear01	699
3 Years	rr_ExpenseExampleNoRedemptionYear03	960
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,242
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,042
2004	rr_AnnualReturn2004	11.16%
2005	rr_AnnualReturn2005	13.12%
2006	rr_AnnualReturn2006	15.54%
2007	rr_AnnualReturn2007	16.59%
2008	rr_AnnualReturn2008	(36.44%)
2009	rr_AnnualReturn2009	19.98%
2010	rr_AnnualReturn2010	16.36%
2011	rr_AnnualReturn2011	(4.79%)
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.78%)
1 Year	rr_AverageAnnualReturnYear01	(10.26%)
5 Years	rr_AverageAnnualReturnYear05	(1.48%)
Life of Class	rr_AverageAnnualReturnSinceInception	4.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Ivy Dividend Opportunities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.18%
1 Year	rr_ExpenseExampleYear01	621
3 Years	rr_ExpenseExampleYear03	982
5 Years	rr_ExpenseExampleYear05	1,269
10 Years	rr_ExpenseExampleYear10	2,288
1 Year	rr_ExpenseExampleNoRedemptionYear01	221
3 Years	rr_ExpenseExampleNoRedemptionYear03	682
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,288
1 Year	rr_AverageAnnualReturnYear01	(9.47%)
5 Years	rr_AverageAnnualReturnYear05	(1.48%)
Life of Class	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Ivy Dividend Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
1 Year	rr_ExpenseExampleYear01	203
3 Years	rr_ExpenseExampleYear03	627
5 Years	rr_ExpenseExampleYear05	1,078
10 Years	rr_ExpenseExampleYear10	2,327
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	627
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,327
1 Year	rr_AverageAnnualReturnYear01	(5.43%)
5 Years	rr_AverageAnnualReturnYear05	(1.01%)
Life of Class	rr_AverageAnnualReturnSinceInception	4.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Ivy Dividend Opportunities Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.55%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%
1 Year	rr_ExpenseExampleYear01	726
3 Years	rr_ExpenseExampleYear03	1,136
5 Years	rr_ExpenseExampleYear05	1,587
10 Years	rr_ExpenseExampleYear10	2,833
1 Year	rr_ExpenseExampleNoRedemptionYear01	726
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,136
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,587
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,833
1 Year	rr_AverageAnnualReturnYear01	(10.33%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	(2.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Dividend Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,155
1 Year	rr_ExpenseExampleNoRedemptionYear01	96
3 Years	rr_ExpenseExampleNoRedemptionYear03	300
5 Years	rr_ExpenseExampleNoRedemptionYear05	520
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,155
1 Year	rr_AverageAnnualReturnYear01	(4.51%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	(0.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Dividend Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	1,443
1 Year	rr_ExpenseExampleNoRedemptionYear01	121
3 Years	rr_ExpenseExampleNoRedemptionYear03	378
5 Years	rr_ExpenseExampleNoRedemptionYear05	654
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,443
1 Year	rr_AverageAnnualReturnYear01	(4.74%)
5 Years	rr_AverageAnnualReturnYear05	(0.17%)
Life of Class	rr_AverageAnnualReturnSinceInception	5.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2003
Ivy Dividend Opportunities Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.40%)
5 Years	rr_AverageAnnualReturnYear05	(1.65%)
Life of Class	rr_AverageAnnualReturnSinceInception	4.63%
Ivy Dividend Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.44%)
5 Years	rr_AverageAnnualReturnYear05	(1.22%)
Life of Class	rr_AverageAnnualReturnSinceInception	4.22%
Ivy Dividend Opportunities Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
Life of Class	rr_AverageAnnualReturnSinceInception	5.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Ivy Dividend Opportunities Fund | Lipper Equity Income Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.85%
5 Years	rr_AverageAnnualReturnYear05	0.37%
Life of Class	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.
[3]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class E shares at 1.37%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

Ivy Large Cap Growth Fund
Ivy Large Cap Growth Fund
Objective
To seek to provide growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Large Cap Growth Fund (USD $)	Class A		Class B		Class C		Class E	Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none	none
Maximum Annual Maintenance Fee	none		none		none		20	none	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Large Cap Growth Fund		Class A	Class B	Class C	Class E	Class I	Class R	Class Y
Management Fees		0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	none	0.50%	0.25%
Other Expenses		0.28%	0.53%	0.26%	0.68%	0.20%	0.30%	0.20%
Total Annual Fund Operating Expenses		1.22%	2.22%	1.95%	1.62%	0.89%	1.49%	1.14%
Fee Waiver and/or Expense Reimbursement	[1]	0.07%	0.07%	none	0.47%	0.01%	none	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.15%	2.15%	1.95%	1.15%	0.88%	1.49%	1.06%
[1]	Through July 31, 2014, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for the Fund's Class A shares at 1.15%, Class B shares at 2.15%, Class C shares at 1.95%, Class E shares at 1.15%, Class I shares at 0.88%, and Class Y shares at 1.06%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	685	924	1,192	1,953
Class B Shares	618	978	1,275	2,288
Class C Shares	198	612	1,052	2,275
Class E Shares	705	1,011	1,404	2,495
Class I Shares	90	282	491	1,094
Class R Shares	152	471	813	1,779
Class Y Shares	108	343	609	1,368

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	685	924	1,192	1,953
Class B Shares	218	678	1,175	2,288
Class C Shares	198	612	1,052	2,275
Class E Shares	705	1,011	1,404	2,495
Class I Shares	90	282	491	1,094
Class R Shares	152	471	813	1,779
Class Y Shares	108	343	609	1,368

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Principal Investment Strategies
Ivy Large Cap Growth Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks issued by large-cap companies that IICO believes are high-quality, growth-oriented companies with appreciation possibilities. Under normal circumstances, the Fund invests at least 80% of its net assets in large cap companies, which typically are companies with market capitalizations of at least $10 billion at the time of acquisition. Growth stocks are those whose earnings IICO believes are likely to grow faster than the economy. The Fund seeks to generate solid returns while striving to protect against downside risks.

IICO primarily utilizes a bottom-up strategy in selecting securities for the Fund and seeks companies that it believes have dominant market positions and established competitive advantages. IICO believes that these characteristics can help to mitigate competition and lead to more sustainable revenue and earnings growth.

IICO attempts to focus on companies operating in large, growing, addressable markets (generally, the potential markets for their goods and services) whose competitive market position IICO believes will allow them to grow faster than the general economy. The key factors IICO typically analyzes consist of: a company’s brand equity, proprietary technology, economies of scale, and level of intra- and inter-industry competition; the threat of substitute products; and the interaction and bargaining power between a company, its customers, suppliers and competitors. The Fund typically holds a small number of stocks (generally 45 to 60).

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

In general, IICO may sell a security when, in IICO’s opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. IICO also may sell a security if it determines that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Holdings Risk. The Fund tends to be invested in a small number of stocks (generally 45 to 60), and the Fund’s portfolio managers also tend to invest a significant portion of the Fund’s total assets in a limited number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities or if the Fund’s portfolio managers invested a greater portion of the Fund’s total assets in a larger number of stocks.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 15.91% (the third quarter of 2007) and the lowest quarterly return was -20.70% (the fourth quarter of 2008). The Class A return for the year through June 30, 2012 was 6.43%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Large Cap Growth Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	(4.01%)	1.76%	3.52%
Class A Return After Taxes on Distributions	(4.01%)	1.72%	3.50%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(2.61%)	1.51%	3.06%
Class B	(3.13%)	1.55%	2.84%
Class C	1.09%	2.07%	3.23%
Class E	(3.93%)			1.40%	Apr 2, 2007
Class I	2.18%			3.07%	Apr 2, 2007
Class R	1.56%	2.64%		2.63%	Dec 29, 2005
Class Y	2.05%	3.08%	4.30%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%
Lipper Large-Cap Growth Funds Universe Average (net of fees and expenses)	(1.91%)	0.96%	1.94%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Large Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Large Cap Growth Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks issued by large-cap companies that IICO believes are high-quality, growth-oriented companies with appreciation possibilities. Under normal circumstances, the Fund invests at least 80% of its net assets in large cap companies, which typically are companies with market capitalizations of at least $10 billion at the time of acquisition. Growth stocks are those whose earnings IICO believes are likely to grow faster than the economy. The Fund seeks to generate solid returns while striving to protect against downside risks.

IICO primarily utilizes a bottom-up strategy in selecting securities for the Fund and seeks companies that it believes have dominant market positions and established competitive advantages. IICO believes that these characteristics can help to mitigate competition and lead to more sustainable revenue and earnings growth.

IICO attempts to focus on companies operating in large, growing, addressable markets (generally, the potential markets for their goods and services) whose competitive market position IICO believes will allow them to grow faster than the general economy. The key factors IICO typically analyzes consist of: a company’s brand equity, proprietary technology, economies of scale, and level of intra- and inter-industry competition; the threat of substitute products; and the interaction and bargaining power between a company, its customers, suppliers and competitors. The Fund typically holds a small number of stocks (generally 45 to 60).

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

		In general, IICO may sell a security when, in IICO’s opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. IICO also may sell a security if it determines that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Holdings Risk. The Fund tends to be invested in a small number of stocks (generally 45 to 60), and the Fund’s portfolio managers also tend to invest a significant portion of the Fund’s total assets in a limited number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities or if the Fund’s portfolio managers invested a greater portion of the Fund’s total assets in a larger number of stocks.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 15.91% (the third quarter of 2007) and the lowest quarterly return was -20.70% (the fourth quarter of 2008). The Class A return for the year through June 30, 2012 was 6.43%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Large Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	685
3 Years	rr_ExpenseExampleYear03	924
5 Years	rr_ExpenseExampleYear05	1,192
10 Years	rr_ExpenseExampleYear10	1,953
1 Year	rr_ExpenseExampleNoRedemptionYear01	685
3 Years	rr_ExpenseExampleNoRedemptionYear03	924
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,192
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,953
2002	rr_AnnualReturn2002	(19.78%)
2003	rr_AnnualReturn2003	28.97%
2004	rr_AnnualReturn2004	5.94%
2005	rr_AnnualReturn2005	14.37%
2006	rr_AnnualReturn2006	3.30%
2007	rr_AnnualReturn2007	29.34%
2008	rr_AnnualReturn2008	(38.14%)
2009	rr_AnnualReturn2009	24.58%
2010	rr_AnnualReturn2010	14.07%
2011	rr_AnnualReturn2011	1.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.70%)
1 Year	rr_AverageAnnualReturnYear01	(4.01%)
5 Years	rr_AverageAnnualReturnYear05	1.76%
10 Years	rr_AverageAnnualReturnYear10	3.52%
Ivy Large Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.15%
1 Year	rr_ExpenseExampleYear01	618
3 Years	rr_ExpenseExampleYear03	978
5 Years	rr_ExpenseExampleYear05	1,275
10 Years	rr_ExpenseExampleYear10	2,288
1 Year	rr_ExpenseExampleNoRedemptionYear01	218
3 Years	rr_ExpenseExampleNoRedemptionYear03	678
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,288
1 Year	rr_AverageAnnualReturnYear01	(3.13%)
5 Years	rr_AverageAnnualReturnYear05	1.55%
10 Years	rr_AverageAnnualReturnYear10	2.84%
Ivy Large Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%
1 Year	rr_ExpenseExampleYear01	198
3 Years	rr_ExpenseExampleYear03	612
5 Years	rr_ExpenseExampleYear05	1,052
10 Years	rr_ExpenseExampleYear10	2,275
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	612
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,052
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,275
1 Year	rr_AverageAnnualReturnYear01	1.09%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	3.23%
Ivy Large Cap Growth Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.47%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	705
3 Years	rr_ExpenseExampleYear03	1,011
5 Years	rr_ExpenseExampleYear05	1,404
10 Years	rr_ExpenseExampleYear10	2,495
1 Year	rr_ExpenseExampleNoRedemptionYear01	705
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,011
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,404
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,495
1 Year	rr_AverageAnnualReturnYear01	(3.93%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	1.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Large Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	282
5 Years	rr_ExpenseExampleYear05	491
10 Years	rr_ExpenseExampleYear10	1,094
1 Year	rr_ExpenseExampleNoRedemptionYear01	90
3 Years	rr_ExpenseExampleNoRedemptionYear03	282
5 Years	rr_ExpenseExampleNoRedemptionYear05	491
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,094
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	3.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Large Cap Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%
1 Year	rr_ExpenseExampleYear01	152
3 Years	rr_ExpenseExampleYear03	471
5 Years	rr_ExpenseExampleYear05	813
10 Years	rr_ExpenseExampleYear10	1,779
1 Year	rr_ExpenseExampleNoRedemptionYear01	152
3 Years	rr_ExpenseExampleNoRedemptionYear03	471
5 Years	rr_ExpenseExampleNoRedemptionYear05	813
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,779
1 Year	rr_AverageAnnualReturnYear01	1.56%
5 Years	rr_AverageAnnualReturnYear05	2.64%
Life of Class	rr_AverageAnnualReturnSinceInception	2.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2005
Ivy Large Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	609
10 Years	rr_ExpenseExampleYear10	1,368
1 Year	rr_ExpenseExampleNoRedemptionYear01	108
3 Years	rr_ExpenseExampleNoRedemptionYear03	343
5 Years	rr_ExpenseExampleNoRedemptionYear05	609
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,368
1 Year	rr_AverageAnnualReturnYear01	2.05%
5 Years	rr_AverageAnnualReturnYear05	3.08%
10 Years	rr_AverageAnnualReturnYear10	4.30%
Ivy Large Cap Growth Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.01%)
5 Years	rr_AverageAnnualReturnYear05	1.72%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Ivy Large Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.61%)
5 Years	rr_AverageAnnualReturnYear05	1.51%
10 Years	rr_AverageAnnualReturnYear10	3.06%
Ivy Large Cap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Ivy Large Cap Growth Fund | Lipper Large-Cap Growth Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.91%)
5 Years	rr_AverageAnnualReturnYear05	0.96%
10 Years	rr_AverageAnnualReturnYear10	1.94%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2014, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for the Fund's Class A shares at 1.15%, Class B shares at 2.15%, Class C shares at 1.95%, Class E shares at 1.15%, Class I shares at 0.88%, and Class Y shares at 1.06%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

Ivy Micro Cap Growth Fund
Ivy Micro Cap Growth Fund
Objective
To seek to provide growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Micro Cap Growth Fund	Class A		Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Micro Cap Growth Fund		Class A	Class B	Class C	Class I	Class Y
Management Fees		0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.58%	1.04%	0.67%	0.39%	0.39%
Total Annual Fund Operating Expenses		1.78%	2.99%	2.62%	1.34%	1.59%
Fee Waiver and/or Expense Reimbursement	[1]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.78%	2.99%	2.62%	1.34%	1.59%
[1]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Micro Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	745	1,103	1,484	2,549
Class B Shares	702	1,224	1,672	3,024
Class C Shares	265	814	1,390	2,954
Class I Shares	136	425	734	1,613
Class Y Shares	162	502	866	1,889

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Micro Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	745	1,103	1,484	2,549
Class B Shares	302	924	1,572	3,024
Class C Shares	265	814	1,390	2,954
Class I Shares	136	425	734	1,613
Class Y Shares	162	502	866	1,889

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.
Principal Investment Strategies
Ivy Micro Cap Growth Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of micro cap companies. Micro cap companies typically are companies with float-adjusted market capitalizations below $1 billion at the time of acquisition. The Fund primarily invests in common stock, which may include common stocks that are offered in initial public offerings (IPOs).

In selecting equity securities for the Fund, Wall Street Associates, LLC (WSA), the Fund’s investment subadviser, utilizes a bottom-up stock selection process and seeks to invest in securities of companies that it believes exhibit extraordinary earnings growth, earnings surprise potential, fundamental strength and management vision.

Generally, in determining whether to sell a security, WSA uses the same type of analysis that it uses in buying securities. For example, WSA may sell a security if it determines that the issuer’s growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, when more attractive investment opportunities arise, when WSA believes a company’s valuation has become unattractive relative to industry leaders and industry-specific metrics, to reduce the Fund’s holding in that security or its exposure to a particular sector, or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Initial Public Offering Risk. Investments in IPOs can have a significant positive impact on the Fund’s performance; however, any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. To the extent that IPOs have had a significant impact on the Fund’s performance, such may not be able to be replicated in the future.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Management Risk. Fund performance is primarily dependent on WSA’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Small Company Risk. Equity securities of small to micro capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small to micro capitalization companies at the desired time.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 20.33% (the fourth quarter of 2010) and the lowest quarterly return was -25.41% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 11.90%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Micro Cap Growth Fund	1 Year	Life of Class	Inception Date
Class A	(12.94%)	21.50%	Feb 17, 2009
Class A Return After Taxes on Distributions	(14.52%)	20.01%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(7.10%)	18.42%
Class B	(12.16%)	21.59%	Feb 17, 2009
Class C	(8.38%)	22.95%	Feb 17, 2009
Class I	(7.19%)	24.52%	Feb 17, 2009
Class Y	(7.46%)	24.00%	Feb 17, 2009
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91%)	28.50%	Mar 1, 2009
Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes)	(8.43%)	27.29%	Mar 1, 2009
Lipper Small-Cap Growth Funds Universe Average (net of fees and expenses)	(3.43%)	27.38%	Mar 1, 2009

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Micro Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Micro Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Micro Cap Growth Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of micro cap companies. Micro cap companies typically are companies with float-adjusted market capitalizations below $1 billion at the time of acquisition. The Fund primarily invests in common stock, which may include common stocks that are offered in initial public offerings (IPOs).

In selecting equity securities for the Fund, Wall Street Associates, LLC (WSA), the Fund’s investment subadviser, utilizes a bottom-up stock selection process and seeks to invest in securities of companies that it believes exhibit extraordinary earnings growth, earnings surprise potential, fundamental strength and management vision.

		Generally, in determining whether to sell a security, WSA uses the same type of analysis that it uses in buying securities. For example, WSA may sell a security if it determines that the issuer’s growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, when more attractive investment opportunities arise, when WSA believes a company’s valuation has become unattractive relative to industry leaders and industry-specific metrics, to reduce the Fund’s holding in that security or its exposure to a particular sector, or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Initial Public Offering Risk. Investments in IPOs can have a significant positive impact on the Fund’s performance; however, any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. To the extent that IPOs have had a significant impact on the Fund’s performance, such may not be able to be replicated in the future.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Management Risk. Fund performance is primarily dependent on WSA’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Small Company Risk. Equity securities of small to micro capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small to micro capitalization companies at the desired time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 20.33% (the fourth quarter of 2010) and the lowest quarterly return was -25.41% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 11.90%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Micro Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.78%
1 Year	rr_ExpenseExampleYear01	745
3 Years	rr_ExpenseExampleYear03	1,103
5 Years	rr_ExpenseExampleYear05	1,484
10 Years	rr_ExpenseExampleYear10	2,549
1 Year	rr_ExpenseExampleNoRedemptionYear01	745
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,103
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,484
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,549
2010	rr_AnnualReturn2010	37.93%
2011	rr_AnnualReturn2011	(7.63%)
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.41%)
1 Year	rr_AverageAnnualReturnYear01	(12.94%)
Life of Class	rr_AverageAnnualReturnSinceInception	21.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 17, 2009
Ivy Micro Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.99%
1 Year	rr_ExpenseExampleYear01	702
3 Years	rr_ExpenseExampleYear03	1,224
5 Years	rr_ExpenseExampleYear05	1,672
10 Years	rr_ExpenseExampleYear10	3,024
1 Year	rr_ExpenseExampleNoRedemptionYear01	302
3 Years	rr_ExpenseExampleNoRedemptionYear03	924
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,572
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,024
1 Year	rr_AverageAnnualReturnYear01	(12.16%)
Life of Class	rr_AverageAnnualReturnSinceInception	21.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 17, 2009
Ivy Micro Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.62%
1 Year	rr_ExpenseExampleYear01	265
3 Years	rr_ExpenseExampleYear03	814
5 Years	rr_ExpenseExampleYear05	1,390
10 Years	rr_ExpenseExampleYear10	2,954
1 Year	rr_ExpenseExampleNoRedemptionYear01	265
3 Years	rr_ExpenseExampleNoRedemptionYear03	814
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,390
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,954
1 Year	rr_AverageAnnualReturnYear01	(8.38%)
Life of Class	rr_AverageAnnualReturnSinceInception	22.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 17, 2009
Ivy Micro Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_ExpenseExampleNoRedemptionYear01	136
3 Years	rr_ExpenseExampleNoRedemptionYear03	425
5 Years	rr_ExpenseExampleNoRedemptionYear05	734
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,613
1 Year	rr_AverageAnnualReturnYear01	(7.19%)
Life of Class	rr_AverageAnnualReturnSinceInception	24.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 17, 2009
Ivy Micro Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	162
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	1,889
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	502
5 Years	rr_ExpenseExampleNoRedemptionYear05	866
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,889
1 Year	rr_AverageAnnualReturnYear01	(7.46%)
Life of Class	rr_AverageAnnualReturnSinceInception	24.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 17, 2009
Ivy Micro Cap Growth Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.52%)
Life of Class	rr_AverageAnnualReturnSinceInception	20.01%
Ivy Micro Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.10%)
Life of Class	rr_AverageAnnualReturnSinceInception	18.42%
Ivy Micro Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
Life of Class	rr_AverageAnnualReturnSinceInception	28.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2009
Ivy Micro Cap Growth Fund | Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.43%)
Life of Class	rr_AverageAnnualReturnSinceInception	27.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2009
Ivy Micro Cap Growth Fund | Lipper Small-Cap Growth Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.43%)
Life of Class	rr_AverageAnnualReturnSinceInception	27.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2009

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Ivy Mid Cap Growth Fund
Ivy Mid Cap Growth Fund
Objective
To seek to provide growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Mid Cap Growth Fund (USD $)	Class A		Class B		Class C		Class E	Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none	none
Maximum Annual Maintenance Fee	none		none		none		20	none	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Mid Cap Growth Fund		Class A	Class B	Class C	Class E	Class I	Class R	Class Y
Management Fees		0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	none	0.50%	0.25%
Other Expenses		0.31%	0.51%	0.30%	0.88%	0.21%	0.30%	0.21%
Total Annual Fund Operating Expenses		1.40%	2.35%	2.14%	1.97%	1.05%	1.64%	1.30%
Fee Waiver and/or Expense Reimbursement	[1][2]	none	none	none	0.37%	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.40%	2.35%	2.14%	1.60%	1.05%	1.64%	1.30%
[1]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class E shares at 1.60%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Mid Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	709	993	1,297	2,158
Class B Shares	638	1,033	1,355	2,449
Class C Shares	217	670	1,149	2,472
Class E Shares	748	1,173	1,633	2,901
Class I Shares	107	334	579	1,283
Class R Shares	167	517	892	1,944
Class Y Shares	132	412	713	1,568

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Mid Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	709	993	1,297	2,158
Class B Shares	238	733	1,255	2,449
Class C Shares	217	670	1,149	2,472
Class E Shares	748	1,173	1,633	2,901
Class I Shares	107	343	579	1,283
Class R Shares	167	517	892	1,944
Class Y Shares	132	412	713	1,568

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies
Ivy Mid Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of mid cap companies that IICO believes offer above-average growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of mid-cap companies, which typically are companies with market capitalizations within the range of companies in the Russell Midcap Growth Index at the time of acquisition. As of June 30, 2012, this range of market capitalizations was between approximately $1.2 billion and $20.1 billion.

In selecting securities for the Fund, IICO primarily emphasizes a bottom-up approach and may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain growth; stable and consistent revenue, earnings, and cash flow; market potential; and profit potential.

Generally, in determining whether to sell a security, IICO considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 22.40% (the second quarter of 2009) and the lowest quarterly return was -23.36% (the fourth quarter of 2008). The Class A return for the year through June 30, 2012 was 4.43%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Mid Cap Growth Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	(6.33%)	4.70%	5.79%
Class A Return After Taxes on Distributions	(6.71%)	4.61%	5.74%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(3.46%)	4.08%	5.10%
Class B	(5.35%)	4.70%	5.23%
Class C	(1.35%)	5.21%	5.61%
Class E	(6.61%)			3.91%	Apr 2, 2007
Class I	(0.31%)			6.14%	Apr 2, 2007
Class R	(0.85%)	5.85%		6.13%	Dec 29, 2005
Class Y	(0.48%)	6.31%	6.75%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	(1.65%)	2.44%	5.29%
Lipper Mid-Cap Growth Funds Universe Average (net of fees and expenses)	(4.40%)	2.19%	4.36%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Mid Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of mid cap companies that IICO believes offer above-average growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of mid-cap companies, which typically are companies with market capitalizations within the range of companies in the Russell Midcap Growth Index at the time of acquisition. As of June 30, 2012, this range of market capitalizations was between approximately $1.2 billion and $20.1 billion.

In selecting securities for the Fund, IICO primarily emphasizes a bottom-up approach and may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain growth; stable and consistent revenue, earnings, and cash flow; market potential; and profit potential.

		Generally, in determining whether to sell a security, IICO considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 22.40% (the second quarter of 2009) and the lowest quarterly return was -23.36% (the fourth quarter of 2008). The Class A return for the year through June 30, 2012 was 4.43%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Mid Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	709
3 Years	rr_ExpenseExampleYear03	993
5 Years	rr_ExpenseExampleYear05	1,297
10 Years	rr_ExpenseExampleYear10	2,158
1 Year	rr_ExpenseExampleNoRedemptionYear01	709
3 Years	rr_ExpenseExampleNoRedemptionYear03	993
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,297
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,158
2002	rr_AnnualReturn2002	(25.84%)
2003	rr_AnnualReturn2003	30.42%
2004	rr_AnnualReturn2004	18.89%
2005	rr_AnnualReturn2005	11.96%
2006	rr_AnnualReturn2006	8.38%
2007	rr_AnnualReturn2007	12.85%
2008	rr_AnnualReturn2008	(38.09%)
2009	rr_AnnualReturn2009	48.19%
2010	rr_AnnualReturn2010	29.70%
2011	rr_AnnualReturn2011	(0.61%)
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.36%)
1 Year	rr_AverageAnnualReturnYear01	(6.33%)
5 Years	rr_AverageAnnualReturnYear05	4.70%
10 Years	rr_AverageAnnualReturnYear10	5.79%
Ivy Mid Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.35%
1 Year	rr_ExpenseExampleYear01	638
3 Years	rr_ExpenseExampleYear03	1,033
5 Years	rr_ExpenseExampleYear05	1,355
10 Years	rr_ExpenseExampleYear10	2,449
1 Year	rr_ExpenseExampleNoRedemptionYear01	238
3 Years	rr_ExpenseExampleNoRedemptionYear03	733
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,255
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,449
1 Year	rr_AverageAnnualReturnYear01	(5.35%)
5 Years	rr_AverageAnnualReturnYear05	4.70%
10 Years	rr_AverageAnnualReturnYear10	5.23%
Ivy Mid Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.14%
1 Year	rr_ExpenseExampleYear01	217
3 Years	rr_ExpenseExampleYear03	670
5 Years	rr_ExpenseExampleYear05	1,149
10 Years	rr_ExpenseExampleYear10	2,472
1 Year	rr_ExpenseExampleNoRedemptionYear01	217
3 Years	rr_ExpenseExampleNoRedemptionYear03	670
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,149
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,472
1 Year	rr_AverageAnnualReturnYear01	(1.35%)
5 Years	rr_AverageAnnualReturnYear05	5.21%
10 Years	rr_AverageAnnualReturnYear10	5.61%
Ivy Mid Cap Growth Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.37%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	748
3 Years	rr_ExpenseExampleYear03	1,173
5 Years	rr_ExpenseExampleYear05	1,633
10 Years	rr_ExpenseExampleYear10	2,901
1 Year	rr_ExpenseExampleNoRedemptionYear01	748
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,173
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,633
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,901
1 Year	rr_AverageAnnualReturnYear01	(6.61%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Mid Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,283
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	343
5 Years	rr_ExpenseExampleNoRedemptionYear05	579
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,283
1 Year	rr_AverageAnnualReturnYear01	(0.31%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	6.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Mid Cap Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.64%
1 Year	rr_ExpenseExampleYear01	167
3 Years	rr_ExpenseExampleYear03	517
5 Years	rr_ExpenseExampleYear05	892
10 Years	rr_ExpenseExampleYear10	1,944
1 Year	rr_ExpenseExampleNoRedemptionYear01	167
3 Years	rr_ExpenseExampleNoRedemptionYear03	517
5 Years	rr_ExpenseExampleNoRedemptionYear05	892
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,944
1 Year	rr_AverageAnnualReturnYear01	(0.85%)
5 Years	rr_AverageAnnualReturnYear05	5.85%
Life of Class	rr_AverageAnnualReturnSinceInception	6.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2005
Ivy Mid Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,568
1 Year	rr_ExpenseExampleNoRedemptionYear01	132
3 Years	rr_ExpenseExampleNoRedemptionYear03	412
5 Years	rr_ExpenseExampleNoRedemptionYear05	713
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,568
1 Year	rr_AverageAnnualReturnYear01	(0.48%)
5 Years	rr_AverageAnnualReturnYear05	6.31%
10 Years	rr_AverageAnnualReturnYear10	6.75%
Ivy Mid Cap Growth Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.71%)
5 Years	rr_AverageAnnualReturnYear05	4.61%
10 Years	rr_AverageAnnualReturnYear10	5.74%
Ivy Mid Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.46%)
5 Years	rr_AverageAnnualReturnYear05	4.08%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Ivy Mid Cap Growth Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	5.29%
Ivy Mid Cap Growth Fund | Lipper Mid-Cap Growth Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.40%)
5 Years	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	4.36%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class E shares at 1.60%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[3]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Ivy Small Cap Growth Fund
Ivy Small Cap Growth Fund
Objective
To seek to provide growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Small Cap Growth Fund (USD $)	Class A		Class B		Class C		Class E	Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none	none
Maximum Annual Maintenance Fee	none		none		none		20	none	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Small Cap Growth Fund		Class A	Class B	Class C	Class E	Class I	Class R	Class Y
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	none	0.50%	0.25%
Other Expenses		0.40%	0.72%	0.32%	0.98%	0.22%	0.32%	0.22%
Total Annual Fund Operating Expenses		1.50%	2.57%	2.17%	2.08%	1.07%	1.67%	1.32%
Fee Waiver and/or Expense Reimbursement	[1][2]	none	none	none	0.52%	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50%	2.57%	2.17%	1.56%	1.07%	1.67%	1.32%
[1]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class E shares at 1.56%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Ivy Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	719	1,022	1,346	2,263
Class B Shares	660	1,099	1,465	2,643
Class C Shares	220	679	1,164	2,503
Class E Shares	745	1,186	1,669	2,994
Class I Shares	109	340	590	1,306
Class R Shares	170	526	907	1,976
Class Y Shares	134	418	723	1,590

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	719	1,022	1,346	2,263
Class B Shares	260	799	1,365	2,643
Class C Shares	220	679	1,164	2,503
Class E Shares	745	1,186	1,669	2,994
Class I Shares	109	340	590	1,306
Class R Shares	170	526	907	1,976
Class Y Shares	134	418	723	1,590

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Principal Investment Strategies
Ivy Small Cap Growth Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of small cap companies. Small cap companies typically are companies with market capitalizations below $3.5 billion at the time of acquisition. The Fund emphasizes smaller companies positioned in new or emerging industries where there is opportunity for higher growth. The Fund’s investments in equity securities may include common stocks that are offered in initial public offerings (IPOs).

In selecting securities for the Fund, IICO utilizes a bottom-up stock picking process that focuses on companies it believes have sustainable long-term growth potential with superior financial characteristics and, therefore, are believed by IICO to be of a higher quality than many other small cap companies. IICO may look at a number of factors regarding a company, such as: management that is aggressive, creative, strong and/or dedicated, technological or specialized expertise, new or unique products or services, entry into new or emerging industries, growth in earnings/growth in revenue and sales/positive cash flows, ROIC (return on invested capital), market share, barriers to entry, security size and liquidity.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Initial Public Offering Risk. Investments in IPOs can have a significant positive impact on the Fund’s performance; however, any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. To the extent that IPOs have had a significant impact on the Fund’s performance, such may not be able to be replicated in the future.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Small Company Risk. Equity securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 18.36% (the second quarter of 2009) and the lowest quarterly return was -22.83% (the fourth quarter of 2008). The Class A return for the year through June 30, 2012 was 11.44%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Small Cap Growth Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	(10.63%)	2.97%	4.86%
Class A Return After Taxes on Distributions	(11.14%)	2.37%	4.29%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(6.05%)	2.56%	4.25%
Class B	(9.78%)	2.95%	4.41%
Class C	(5.74%)	3.52%	4.75%
Class E	(10.64%)			2.29%	Apr 2, 2007
Class I	(4.72%)			4.57%	Apr 2, 2007
Class R	(5.32%)	4.15%		4.36%	Dec 29, 2005
Class Y	(4.97%)	4.47%	5.72%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91%)	2.09%	4.48%
Lipper Small-Cap Growth Funds Universe Average (net of fees and expenses)	(3.43%)	1.42%	4.23%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Small Cap Growth Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of small cap companies. Small cap companies typically are companies with market capitalizations below $3.5 billion at the time of acquisition. The Fund emphasizes smaller companies positioned in new or emerging industries where there is opportunity for higher growth. The Fund’s investments in equity securities may include common stocks that are offered in initial public offerings (IPOs).

In selecting securities for the Fund, IICO utilizes a bottom-up stock picking process that focuses on companies it believes have sustainable long-term growth potential with superior financial characteristics and, therefore, are believed by IICO to be of a higher quality than many other small cap companies. IICO may look at a number of factors regarding a company, such as: management that is aggressive, creative, strong and/or dedicated, technological or specialized expertise, new or unique products or services, entry into new or emerging industries, growth in earnings/growth in revenue and sales/positive cash flows, ROIC (return on invested capital), market share, barriers to entry, security size and liquidity.

		Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Initial Public Offering Risk. Investments in IPOs can have a significant positive impact on the Fund’s performance; however, any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. To the extent that IPOs have had a significant impact on the Fund’s performance, such may not be able to be replicated in the future.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Small Company Risk. Equity securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 18.36% (the second quarter of 2009) and the lowest quarterly return was -22.83% (the fourth quarter of 2008). The Class A return for the year through June 30, 2012 was 11.44%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	719
3 Years	rr_ExpenseExampleYear03	1,022
5 Years	rr_ExpenseExampleYear05	1,346
10 Years	rr_ExpenseExampleYear10	2,263
1 Year	rr_ExpenseExampleNoRedemptionYear01	719
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,022
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,346
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,263
2002	rr_AnnualReturn2002	(25.23%)
2003	rr_AnnualReturn2003	36.46%
2004	rr_AnnualReturn2004	13.86%
2005	rr_AnnualReturn2005	12.44%
2006	rr_AnnualReturn2006	6.32%
2007	rr_AnnualReturn2007	7.73%
2008	rr_AnnualReturn2008	(37.85%)
2009	rr_AnnualReturn2009	42.74%
2010	rr_AnnualReturn2010	35.56%
2011	rr_AnnualReturn2011	(5.18%)
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.83%)
1 Year	rr_AverageAnnualReturnYear01	(10.63%)
5 Years	rr_AverageAnnualReturnYear05	2.97%
10 Years	rr_AverageAnnualReturnYear10	4.86%
Ivy Small Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.57%
1 Year	rr_ExpenseExampleYear01	660
3 Years	rr_ExpenseExampleYear03	1,099
5 Years	rr_ExpenseExampleYear05	1,465
10 Years	rr_ExpenseExampleYear10	2,643
1 Year	rr_ExpenseExampleNoRedemptionYear01	260
3 Years	rr_ExpenseExampleNoRedemptionYear03	799
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,365
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,643
1 Year	rr_AverageAnnualReturnYear01	(9.78%)
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	4.41%
Ivy Small Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.17%
1 Year	rr_ExpenseExampleYear01	220
3 Years	rr_ExpenseExampleYear03	679
5 Years	rr_ExpenseExampleYear05	1,164
10 Years	rr_ExpenseExampleYear10	2,503
1 Year	rr_ExpenseExampleNoRedemptionYear01	220
3 Years	rr_ExpenseExampleNoRedemptionYear03	679
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,503
1 Year	rr_AverageAnnualReturnYear01	(5.74%)
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	4.75%
Ivy Small Cap Growth Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.52%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.56%
1 Year	rr_ExpenseExampleYear01	745
3 Years	rr_ExpenseExampleYear03	1,186
5 Years	rr_ExpenseExampleYear05	1,669
10 Years	rr_ExpenseExampleYear10	2,994
1 Year	rr_ExpenseExampleNoRedemptionYear01	745
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,186
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,669
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,994
1 Year	rr_AverageAnnualReturnYear01	(10.64%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	2.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Small Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
1 Year	rr_ExpenseExampleNoRedemptionYear01	109
3 Years	rr_ExpenseExampleNoRedemptionYear03	340
5 Years	rr_ExpenseExampleNoRedemptionYear05	590
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,306
1 Year	rr_AverageAnnualReturnYear01	(4.72%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Small Cap Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.67%
1 Year	rr_ExpenseExampleYear01	170
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	907
10 Years	rr_ExpenseExampleYear10	1,976
1 Year	rr_ExpenseExampleNoRedemptionYear01	170
3 Years	rr_ExpenseExampleNoRedemptionYear03	526
5 Years	rr_ExpenseExampleNoRedemptionYear05	907
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,976
1 Year	rr_AverageAnnualReturnYear01	(5.32%)
5 Years	rr_AverageAnnualReturnYear05	4.15%
Life of Class	rr_AverageAnnualReturnSinceInception	4.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2005
Ivy Small Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,590
1 Year	rr_ExpenseExampleNoRedemptionYear01	134
3 Years	rr_ExpenseExampleNoRedemptionYear03	418
5 Years	rr_ExpenseExampleNoRedemptionYear05	723
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,590
1 Year	rr_AverageAnnualReturnYear01	(4.97%)
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	5.72%
Ivy Small Cap Growth Fund | After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.14%)
5 Years	rr_AverageAnnualReturnYear05	2.37%
10 Years	rr_AverageAnnualReturnYear10	4.29%
Ivy Small Cap Growth Fund | After Taxes on Distributions and Sales | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.05%)
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	4.25%
Ivy Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Ivy Small Cap Growth Fund | Lipper Small-Cap Growth Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.43%)
5 Years	rr_AverageAnnualReturnYear05	1.42%
10 Years	rr_AverageAnnualReturnYear10	4.23%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class E shares at 1.56%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[3]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Ivy Small Cap Value Fund
Ivy Small Cap Value Fund
Objective
To seek to provide capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Small Cap Value Fund	Class A		Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Small Cap Value Fund		Class A	Class B	Class C	Class I	Class Y
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.57%	0.93%	0.55%	0.26%	0.29%
Acquired Fund Fees and Expenses	[1]	0.23%	0.23%	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	[2]	1.90%	3.01%	2.63%	1.34%	1.62%
Fee Waiver and/or Expense Reimbursement	[3]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.90%	3.01%	2.63%	1.34%	1.62%
[1]	Acquired Fund Fees and Expenses includes the Fund's pro rata portion of the cumulative expenses charged by the business development companies (BDCs) in which the Fund invested during the last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund's assets. These expenses are based on the total expense ratio of the BDCs for each BDC's most recent fiscal period.
[2]	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
[3]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	757	1,138	1,542	2,669
Class B Shares	704	1,230	1,682	3,067
Class C Shares	266	817	1,395	2,964
Class I Shares	136	425	734	1,613
Class Y Shares	165	511	881	1,922

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	757	1,138	1,542	2,669
Class B Shares	304	930	1,582	3,067
Class C Shares	266	817	1,395	2,964
Class I Shares	136	425	734	1,613
Class Y Shares	165	511	881	1,922

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Principal Investment Strategies
Ivy Small Cap Value Fund seeks to achieve its objective by investing primarily in various types of equity securities of small cap companies that Ivy Investment Management Company (IICO), the Fund’s investment manager, believes are undervalued. Under normal circumstances, at least 80% of the Fund’s net assets will be invested, at the time of purchase, in common stocks of small cap companies. Small cap companies typically are companies with market capitalizations below $3.5 billion at the time of acquisition. The Fund seeks to invest in stocks that IICO believes are undervalued stocks or those stocks trading at a significant discount relative to the intrinsic value of the company as estimated by IICO and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. These equity securities will consist primarily of common stocks, some of which may be offered in initial public offerings (IPOs).

To identify securities for the Fund, IICO primarily utilizes fundamental, bottom-up research while considering a top-down (assess the market and economic environment) and quantitative analysis. The estimated intrinsic value of companies is primarily determined by IICO based on cash flow generation, normalized earnings power and/or underlying asset values, but other valuation factors are also considered, such as price to earnings and price to book value. IICO also considers a company’s asset growth, changes in share count, and changes in working capital. The Fund emphasizes companies which may have an identifiable catalyst that IICO believes will help it achieve its estimated intrinsic value. In addition, IICO attempts to diversify the Fund’s holdings among sectors in an effort to manage risk and to limit excess volatility. The Fund typically holds a small number of stocks (generally 40 to 65).

IICO will typically sell a stock when, in IICO’s opinion, it reaches an acceptable price, its fundamental factors have changed or it has performed below IICO’s expectations. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses.
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Holdings Risk. The Fund tends to be invested in a small number of stocks (generally 40 to 65). As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.
  Initial Public Offering Risk. Investments in IPOs can have a significant positive impact on the Fund’s performance; however, any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. To the extent that IPOs have had a significant impact on the Fund’s performance, such may not be able to be replicated in the future.
  Investment Company Securities Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest. Investments in exchange traded funds (ETFs) and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Small Company Risk. Equity securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.
  Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Venture Fund, which along with its other classes of shares, was reorganized on December 8, 2003 into Class A shares of Ivy Small Cap Value Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance prior to December 8, 2003, has not been restated to reflect the estimated annual operating expenses of the Ivy Small Cap Value Fund. If those expenses were reflected, performance shown below would differ. Beginning March 24, 2008, IICO assumed direct investment management responsibilities of the Fund’s portfolio.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 22.35% (the second quarter of 2003) and the lowest quarterly return was -26.24% (the third quarter of 2002). The Class A return for the year through June 30, 2012 was 6.12%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Small Cap Value Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	(18.39%)	(1.25%)	4.81%
Class A Return After Taxes on Distributions	(19.63%)	(1.83%)	3.77%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(9.94%)	(1.04%)	4.09%
Class B	(17.31%)	(1.36%)		3.60%	Dec 8, 2003
Class C	(14.04%)	(0.86%)		3.94%	Dec 8, 2003
Class I	(12.87%)			0.19%	Apr 2, 2007
Class Y	(13.12%)	0.30%		5.13%	Dec 8, 2003
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	(5.50%)	(1.87%)	6.40%
Lipper Small-Cap Value Funds Universe Average (net of fees and expenses)	(5.20%)	(0.08%)	6.90%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Small Cap Value Fund seeks to achieve its objective by investing primarily in various types of equity securities of small cap companies that Ivy Investment Management Company (IICO), the Fund’s investment manager, believes are undervalued. Under normal circumstances, at least 80% of the Fund’s net assets will be invested, at the time of purchase, in common stocks of small cap companies. Small cap companies typically are companies with market capitalizations below $3.5 billion at the time of acquisition. The Fund seeks to invest in stocks that IICO believes are undervalued stocks or those stocks trading at a significant discount relative to the intrinsic value of the company as estimated by IICO and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. These equity securities will consist primarily of common stocks, some of which may be offered in initial public offerings (IPOs).

To identify securities for the Fund, IICO primarily utilizes fundamental, bottom-up research while considering a top-down (assess the market and economic environment) and quantitative analysis. The estimated intrinsic value of companies is primarily determined by IICO based on cash flow generation, normalized earnings power and/or underlying asset values, but other valuation factors are also considered, such as price to earnings and price to book value. IICO also considers a company’s asset growth, changes in share count, and changes in working capital. The Fund emphasizes companies which may have an identifiable catalyst that IICO believes will help it achieve its estimated intrinsic value. In addition, IICO attempts to diversify the Fund’s holdings among sectors in an effort to manage risk and to limit excess volatility. The Fund typically holds a small number of stocks (generally 40 to 65).

		IICO will typically sell a stock when, in IICO’s opinion, it reaches an acceptable price, its fundamental factors have changed or it has performed below IICO’s expectations. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses.
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Holdings Risk. The Fund tends to be invested in a small number of stocks (generally 40 to 65). As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.
  Initial Public Offering Risk. Investments in IPOs can have a significant positive impact on the Fund’s performance; however, any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. To the extent that IPOs have had a significant impact on the Fund’s performance, such may not be able to be replicated in the future.
  Investment Company Securities Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest. Investments in exchange traded funds (ETFs) and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Small Company Risk. Equity securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.
  Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Venture Fund, which along with its other classes of shares, was reorganized on December 8, 2003 into Class A shares of Ivy Small Cap Value Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance prior to December 8, 2003, has not been restated to reflect the estimated annual operating expenses of the Ivy Small Cap Value Fund. If those expenses were reflected, performance shown below would differ. Beginning March 24, 2008, IICO assumed direct investment management responsibilities of the Fund’s portfolio.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 22.35% (the second quarter of 2003) and the lowest quarterly return was -26.24% (the third quarter of 2002). The Class A return for the year through June 30, 2012 was 6.12%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Small Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
1 Year	rr_ExpenseExampleYear01	757
3 Years	rr_ExpenseExampleYear03	1,138
5 Years	rr_ExpenseExampleYear05	1,542
10 Years	rr_ExpenseExampleYear10	2,669
1 Year	rr_ExpenseExampleNoRedemptionYear01	757
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,138
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,542
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,669
2002	rr_AnnualReturn2002	(18.68%)
2003	rr_AnnualReturn2003	50.82%
2004	rr_AnnualReturn2004	15.75%
2005	rr_AnnualReturn2005	3.46%
2006	rr_AnnualReturn2006	16.06%
2007	rr_AnnualReturn2007	(4.81%)
2008	rr_AnnualReturn2008	(25.40%)
2009	rr_AnnualReturn2009	28.69%
2010	rr_AnnualReturn2010	25.88%
2011	rr_AnnualReturn2011	(13.41%)
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.24%)
1 Year	rr_AverageAnnualReturnYear01	(18.39%)
5 Years	rr_AverageAnnualReturnYear05	(1.25%)
10 Years	rr_AverageAnnualReturnYear10	4.81%
Ivy Small Cap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.93%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.01%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.01%
1 Year	rr_ExpenseExampleYear01	704
3 Years	rr_ExpenseExampleYear03	1,230
5 Years	rr_ExpenseExampleYear05	1,682
10 Years	rr_ExpenseExampleYear10	3,067
1 Year	rr_ExpenseExampleNoRedemptionYear01	304
3 Years	rr_ExpenseExampleNoRedemptionYear03	930
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,582
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,067
1 Year	rr_AverageAnnualReturnYear01	(17.31%)
5 Years	rr_AverageAnnualReturnYear05	(1.36%)
Life of Class	rr_AverageAnnualReturnSinceInception	3.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2003
Ivy Small Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.63%
1 Year	rr_ExpenseExampleYear01	266
3 Years	rr_ExpenseExampleYear03	817
5 Years	rr_ExpenseExampleYear05	1,395
10 Years	rr_ExpenseExampleYear10	2,964
1 Year	rr_ExpenseExampleNoRedemptionYear01	266
3 Years	rr_ExpenseExampleNoRedemptionYear03	817
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,395
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,964
1 Year	rr_AverageAnnualReturnYear01	(14.04%)
5 Years	rr_AverageAnnualReturnYear05	(0.86%)
Life of Class	rr_AverageAnnualReturnSinceInception	3.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2003
Ivy Small Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_ExpenseExampleNoRedemptionYear01	136
3 Years	rr_ExpenseExampleNoRedemptionYear03	425
5 Years	rr_ExpenseExampleNoRedemptionYear05	734
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,613
1 Year	rr_AverageAnnualReturnYear01	(12.87%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	0.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Small Cap Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.62%
1 Year	rr_ExpenseExampleYear01	165
3 Years	rr_ExpenseExampleYear03	511
5 Years	rr_ExpenseExampleYear05	881
10 Years	rr_ExpenseExampleYear10	1,922
1 Year	rr_ExpenseExampleNoRedemptionYear01	165
3 Years	rr_ExpenseExampleNoRedemptionYear03	511
5 Years	rr_ExpenseExampleNoRedemptionYear05	881
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,922
1 Year	rr_AverageAnnualReturnYear01	(13.12%)
5 Years	rr_AverageAnnualReturnYear05	0.30%
Life of Class	rr_AverageAnnualReturnSinceInception	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2003
Ivy Small Cap Value Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.63%)
5 Years	rr_AverageAnnualReturnYear05	(1.83%)
10 Years	rr_AverageAnnualReturnYear10	3.77%
Ivy Small Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.94%)
5 Years	rr_AverageAnnualReturnYear05	(1.04%)
10 Years	rr_AverageAnnualReturnYear10	4.09%
Ivy Small Cap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10	6.40%
Ivy Small Cap Value Fund | Lipper Small-Cap Value Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.20%)
5 Years	rr_AverageAnnualReturnYear05	(0.08%)
10 Years	rr_AverageAnnualReturnYear10	6.90%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Acquired Fund Fees and Expenses includes the Fund's pro rata portion of the cumulative expenses charged by the business development companies (BDCs) in which the Fund invested during the last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund's assets. These expenses are based on the total expense ratio of the BDCs for each BDC's most recent fiscal period.
[3]	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
[4]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Ivy Tax-Managed Equity Fund
Ivy Tax-Managed Equity Fund
Objective
To seek to provide growth of capital while minimizing taxable gains and income to shareholders.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Tax-Managed Equity Fund	Class A		Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Tax-Managed Equity Fund		Class A	Class B	Class C	Class I	Class Y
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses		1.07%	0.90%	0.97%	1.02%	1.00%
Total Annual Fund Operating Expenses		1.97%	2.55%	2.62%	1.67%	1.90%
Fee Waiver and/or Expense Reimbursement	[1]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.97%	2.55%	2.62%	1.67%	1.90%
[1]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Tax-Managed Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	763	1,158	1,576	2,739
Class B Shares	658	1,093	1,455	2,744
Class C Shares	265	814	1,390	2,954
Class I Shares	170	526	907	1,976
Class Y Shares	193	597	1,026	2,222

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Tax-Managed Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	763	1,158	1,576	2,739
Class B Shares	258	793	1,355	2,744
Class C Shares	265	814	1,390	2,954
Class I Shares	170	526	907	1,976
Class Y Shares	193	597	1,026	22,222

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
Ivy Tax-Managed Equity Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of companies that Ivy Investment Management Company (IICO), the Fund’s investment manager, considers to be high in quality and attractive in their long-term investment potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. For this purpose, such equity securities consist primarily of common stocks. IICO seeks stocks of growth-oriented companies that it believes have above-average earnings predictability and stability. While the Fund typically invests in the common stocks of primarily large cap U.S. companies, it may invest in companies of any size, any industry or any country in seeking to achieve its objective. Large cap companies are typically companies with market capitalizations of at least $10 billion at the time of acquisition.

IICO manages the Fund using an investment strategy that is sensitive to the potential impact of Federal income tax on shareholders’ investment returns. The Fund’s tax-sensitive investment strategy is intended to lead to lower distributions of net investment income and realized net capital gains than funds managed without regard to Federal income tax consequences.

IICO typically invests for the long term and primarily utilizes a bottom-up strategy in selecting securities for the Fund and seeks companies that it believes have dominant market positions and established competitive advantages. IICO believes that these characteristics can help to mitigate competition and lead to more sustainable revenue and earnings growth.

IICO attempts to focus on growth companies with sustainable competitive advantages that will allow them to have more persistent growth over long periods of time. The key factors IICO typically analyzes may include a company’s brand equity, proprietary technology, economies of scale, level of intra- and inter-industry competition, threat of substitute products and the interaction and bargaining power between a company, its customers, suppliers and competitors. The Fund typically holds a small number of stocks (generally 40-60).

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

When deciding to sell a security, IICO considers the negative tax impact of realizing capital gains and, if applicable, the positive tax impact of realizing capital losses. However, IICO may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of continuing to own the security, to reduce the Fund’s holding in that security, or if more attractive investment opportunities are available. In addition, redemptions by shareholders may force the Fund to sell securities at an inopportune time, potentially resulting in realized gains.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Holdings Risk. The Fund tends to be invested in a small number of stocks (generally 40 to 60). As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Tax-Managed Strategy Risk. Tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non tax-managed mutual funds. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. In addition, the Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation.
Notwithstanding the Fund’s use of tax-management investment strategies, the Fund may have taxable income and may realize net capital gains from time to time. In addition, investors purchasing Fund shares when the Fund has large undistributed realized net capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund’s assets. As well, state or Federal tax laws or regulations may be amended at any time and may include changes to applicable tax rates or capital gain holding periods that may be adverse to the Fund’s shareholders.
Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. The performance information shown below prior to May 18, 2009 is the performance of the Class Y shares of Waddell & Reed Advisors Tax-Managed Equity Fund (“predecessor fund”), which reorganized as the Class I shares of Ivy Tax-Managed Equity Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses than the predecessor fund. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Tax-Managed Equity Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class I shares, which reflect the returns of Class Y shares of the predecessor fund for certain time periods. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 12.97% (the second quarter of 2009) and the lowest quarterly return was -19.20% (the fourth quarter of 2008). The Class I return for the year through June 30, 2012 was 7.43%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Tax-Managed Equity Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class I	(1.53%)	2.59%	4.57%
Class I Return After Taxes on Distributions	(1.53%)	2.59%	4.56%
Class I Return After Taxes on Distributions and Sale of Fund Shares	(1.00%)	2.22%	3.99%
Class A	(7.52%)			9.06%	May 18, 2009
Class B	(6.24%)			9.94%	May 18, 2009
Class C	(2.42%)			10.88%	May 18, 2009
Class Y	(1.79%)			11.62%	May 18, 2009
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%
Lipper Large-Cap Growth Funds Universe Average (net of fees and expenses)	(1.91%)	0.96%	1.94%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Tax-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Tax-Managed Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital while minimizing taxable gains and income to shareholders.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Tax-Managed Equity Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of companies that Ivy Investment Management Company (IICO), the Fund’s investment manager, considers to be high in quality and attractive in their long-term investment potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. For this purpose, such equity securities consist primarily of common stocks. IICO seeks stocks of growth-oriented companies that it believes have above-average earnings predictability and stability. While the Fund typically invests in the common stocks of primarily large cap U.S. companies, it may invest in companies of any size, any industry or any country in seeking to achieve its objective. Large cap companies are typically companies with market capitalizations of at least $10 billion at the time of acquisition.

IICO manages the Fund using an investment strategy that is sensitive to the potential impact of Federal income tax on shareholders’ investment returns. The Fund’s tax-sensitive investment strategy is intended to lead to lower distributions of net investment income and realized net capital gains than funds managed without regard to Federal income tax consequences.

IICO typically invests for the long term and primarily utilizes a bottom-up strategy in selecting securities for the Fund and seeks companies that it believes have dominant market positions and established competitive advantages. IICO believes that these characteristics can help to mitigate competition and lead to more sustainable revenue and earnings growth.

IICO attempts to focus on growth companies with sustainable competitive advantages that will allow them to have more persistent growth over long periods of time. The key factors IICO typically analyzes may include a company’s brand equity, proprietary technology, economies of scale, level of intra- and inter-industry competition, threat of substitute products and the interaction and bargaining power between a company, its customers, suppliers and competitors. The Fund typically holds a small number of stocks (generally 40-60).

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

		When deciding to sell a security, IICO considers the negative tax impact of realizing capital gains and, if applicable, the positive tax impact of realizing capital losses. However, IICO may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of continuing to own the security, to reduce the Fund’s holding in that security, or if more attractive investment opportunities are available. In addition, redemptions by shareholders may force the Fund to sell securities at an inopportune time, potentially resulting in realized gains.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Holdings Risk. The Fund tends to be invested in a small number of stocks (generally 40 to 60). As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Tax-Managed Strategy Risk. Tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non tax-managed mutual funds. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. In addition, the Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation.
		Notwithstanding the Fund’s use of tax-management investment strategies, the Fund may have taxable income and may realize net capital gains from time to time. In addition, investors purchasing Fund shares when the Fund has large undistributed realized net capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund’s assets. As well, state or Federal tax laws or regulations may be amended at any time and may include changes to applicable tax rates or capital gain holding periods that may be adverse to the Fund’s shareholders.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. The performance information shown below prior to May 18, 2009 is the performance of the Class Y shares of Waddell & Reed Advisors Tax-Managed Equity Fund (“predecessor fund”), which reorganized as the Class I shares of Ivy Tax-Managed Equity Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses than the predecessor fund. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Tax-Managed Equity Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class I shares, which reflect the returns of Class Y shares of the predecessor fund for certain time periods. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 12.97% (the second quarter of 2009) and the lowest quarterly return was -19.20% (the fourth quarter of 2008). The Class I return for the year through June 30, 2012 was 7.43%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares, which reflect the returns of Class Y shares of the predecessor fund for certain time periods. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Tax-Managed Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.97%
1 Year	rr_ExpenseExampleYear01	763
3 Years	rr_ExpenseExampleYear03	1,158
5 Years	rr_ExpenseExampleYear05	1,576
10 Years	rr_ExpenseExampleYear10	2,739
1 Year	rr_ExpenseExampleNoRedemptionYear01	763
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,158
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,576
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,739
1 Year	rr_AverageAnnualReturnYear01	(7.52%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	9.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
Ivy Tax-Managed Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.55%
1 Year	rr_ExpenseExampleYear01	658
3 Years	rr_ExpenseExampleYear03	1,093
5 Years	rr_ExpenseExampleYear05	1,455
10 Years	rr_ExpenseExampleYear10	2,744
1 Year	rr_ExpenseExampleNoRedemptionYear01	258
3 Years	rr_ExpenseExampleNoRedemptionYear03	793
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,744
1 Year	rr_AverageAnnualReturnYear01	(6.24%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	9.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
Ivy Tax-Managed Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.62%
1 Year	rr_ExpenseExampleYear01	265
3 Years	rr_ExpenseExampleYear03	814
5 Years	rr_ExpenseExampleYear05	1,390
10 Years	rr_ExpenseExampleYear10	2,954
1 Year	rr_ExpenseExampleNoRedemptionYear01	265
3 Years	rr_ExpenseExampleNoRedemptionYear03	814
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,390
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,954
1 Year	rr_AverageAnnualReturnYear01	(2.42%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	10.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
Ivy Tax-Managed Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.67%
1 Year	rr_ExpenseExampleYear01	170
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	907
10 Years	rr_ExpenseExampleYear10	1,976
1 Year	rr_ExpenseExampleNoRedemptionYear01	170
3 Years	rr_ExpenseExampleNoRedemptionYear03	526
5 Years	rr_ExpenseExampleNoRedemptionYear05	907
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,976
2002	rr_AnnualReturn2002	(16.29%)
2003	rr_AnnualReturn2003	24.92%
2004	rr_AnnualReturn2004	11.91%
2005	rr_AnnualReturn2005	10.38%
2006	rr_AnnualReturn2006	6.48%
2007	rr_AnnualReturn2007	24.93%
2008	rr_AnnualReturn2008	(36.21%)
2009	rr_AnnualReturn2009	28.45%
2010	rr_AnnualReturn2010	12.75%
2011	rr_AnnualReturn2011	(1.53%)
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.20%)
1 Year	rr_AverageAnnualReturnYear01	(1.53%)
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	4.57%
Ivy Tax-Managed Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
1 Year	rr_ExpenseExampleYear01	193
3 Years	rr_ExpenseExampleYear03	597
5 Years	rr_ExpenseExampleYear05	1,026
10 Years	rr_ExpenseExampleYear10	2,222
1 Year	rr_ExpenseExampleNoRedemptionYear01	193
3 Years	rr_ExpenseExampleNoRedemptionYear03	597
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,026
10 Years	rr_ExpenseExampleNoRedemptionYear10	22,222
1 Year	rr_AverageAnnualReturnYear01	(1.79%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	11.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
Ivy Tax-Managed Equity Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.53%)
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	4.56%
Ivy Tax-Managed Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.00%)
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	3.99%
Ivy Tax-Managed Equity Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Ivy Tax-Managed Equity Fund | Lipper Large-Cap Growth Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.91%)
5 Years	rr_AverageAnnualReturnYear05	0.96%
10 Years	rr_AverageAnnualReturnYear10	1.94%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Ivy Value Fund
Ivy Value Fund
Objective
To seek to provide capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ivy Value Fund	Class A		Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Value Fund		Class A	Class B	Class C	Class I	Class Y
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.58%	1.08%	0.55%	0.36%	0.36%
Total Annual Fund Operating Expenses		1.53%	2.78%	2.25%	1.06%	1.31%
Fee Waiver and/or Expense Reimbursement	[1][2]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.53%	2.78%	2.25%	1.06%	1.31%
[1]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.
[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses at 1.55% for Class A shares. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Ivy Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	722	1,031	1,361	2,294
Class B Shares	681	1,162	1,569	2,809
Class C Shares	228	703	1,205	2,585
Class I Shares	108	337	585	1,294
Class Y Shares	133	415	718	1,579

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	722	1,031	1,361	2,294
Class B Shares	281	862	1,469	2,809
Class C Shares	228	703	1,205	2,585
Class I Shares	108	337	585	1,294
Class Y Shares	133	415	718	1,579

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategies
Ivy Value Fund seeks to achieve its objective by investing in the common stocks of primarily large cap companies that IICO believes are undervalued, trading at a significant discount relative to the intrinsic value of the company as estimated by IICO and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Fund primarily invests in securities issued by large cap companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. The Fund seeks to be diversified across economic sectors in an effort to manage risk, and to prevent excess volatility.

To identify securities for the Fund, IICO primarily utilizes fundamental, bottom-up research while considering a top-down (assess the market environment) and quantitative analysis. The estimated intrinsic value of companies is primarily determined by IICO based on cash flow generation, but other valuation factors are also considered such as price to earnings and price to book value. IICO also considers a company’s asset growth, changes in share count, and changes in working capital. The Fund emphasizes companies which may have a clearly identifiable catalyst that IICO believes will help the company achieve its estimated intrinsic value. The Fund typically holds a small number of stocks (generally 35 to 45).

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

IICO will typically sell a stock when, in IICO’s opinion, it reaches an acceptable price, its fundamental characteristics have changed or it has performed below IICO’s expectations. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses.
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Holdings Risk. The Fund tends to be invested in a small number of stocks (generally 35 to 45). As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Cornerstone Fund, which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Value Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance prior to December 8, 2003 has not been restated to reflect the estimated annual operating expenses of the Ivy Value Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 19.74% (the third quarter of 2009) and the lowest quarterly return was -19.75% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 8.05%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns - Ivy Value Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	(12.60%)	(2.86%)	2.49%
Class A Return After Taxes on Distributions	(12.83%)	(3.16%)	2.21%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(7.80%)	(2.34%)	2.17%
Class B	(12.11%)	(3.18%)		2.25%	Dec 8, 2003
Class C	(7.92%)	(2.54%)		2.59%	Dec 8, 2003
Class I	(6.79%)			(1.67%)	Apr 2, 2007
Class Y	(7.05%)	(1.43%)		3.74%	Dec 8, 2003
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	3.89%
Lipper Large-Cap Value Funds Universe Average (net of fees and expenses)	(2.24%)	(2.68%)	2.87%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Value Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Value Fund seeks to achieve its objective by investing in the common stocks of primarily large cap companies that IICO believes are undervalued, trading at a significant discount relative to the intrinsic value of the company as estimated by IICO and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Fund primarily invests in securities issued by large cap companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. The Fund seeks to be diversified across economic sectors in an effort to manage risk, and to prevent excess volatility.

To identify securities for the Fund, IICO primarily utilizes fundamental, bottom-up research while considering a top-down (assess the market environment) and quantitative analysis. The estimated intrinsic value of companies is primarily determined by IICO based on cash flow generation, but other valuation factors are also considered such as price to earnings and price to book value. IICO also considers a company’s asset growth, changes in share count, and changes in working capital. The Fund emphasizes companies which may have a clearly identifiable catalyst that IICO believes will help the company achieve its estimated intrinsic value. The Fund typically holds a small number of stocks (generally 35 to 45).

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

		IICO will typically sell a stock when, in IICO’s opinion, it reaches an acceptable price, its fundamental characteristics have changed or it has performed below IICO’s expectations. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses.
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Holdings Risk. The Fund tends to be invested in a small number of stocks (generally 35 to 45). As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Cornerstone Fund, which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Value Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance prior to December 8, 2003 has not been restated to reflect the estimated annual operating expenses of the Ivy Value Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 19.74% (the third quarter of 2009) and the lowest quarterly return was -19.75% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 8.05%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.53%
1 Year	rr_ExpenseExampleYear01	722
3 Years	rr_ExpenseExampleYear03	1,031
5 Years	rr_ExpenseExampleYear05	1,361
10 Years	rr_ExpenseExampleYear10	2,294
1 Year	rr_ExpenseExampleNoRedemptionYear01	722
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,031
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,361
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,294
2002	rr_AnnualReturn2002	(15.57%)
2003	rr_AnnualReturn2003	26.73%
2004	rr_AnnualReturn2004	14.14%
2005	rr_AnnualReturn2005	3.99%
2006	rr_AnnualReturn2006	16.21%
2007	rr_AnnualReturn2007	1.12%
2008	rr_AnnualReturn2008	(34.07%)
2009	rr_AnnualReturn2009	26.19%
2010	rr_AnnualReturn2010	17.61%
2011	rr_AnnualReturn2011	(7.26%)
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.75%)
1 Year	rr_AverageAnnualReturnYear01	(12.60%)
5 Years	rr_AverageAnnualReturnYear05	(2.86%)
10 Years	rr_AverageAnnualReturnYear10	2.49%
Ivy Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.78%
1 Year	rr_ExpenseExampleYear01	681
3 Years	rr_ExpenseExampleYear03	1,162
5 Years	rr_ExpenseExampleYear05	1,569
10 Years	rr_ExpenseExampleYear10	2,809
1 Year	rr_ExpenseExampleNoRedemptionYear01	281
3 Years	rr_ExpenseExampleNoRedemptionYear03	862
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,469
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,809
1 Year	rr_AverageAnnualReturnYear01	(12.11%)
5 Years	rr_AverageAnnualReturnYear05	(3.18%)
Life of Class	rr_AverageAnnualReturnSinceInception	2.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2003
Ivy Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
1 Year	rr_ExpenseExampleYear01	228
3 Years	rr_ExpenseExampleYear03	703
5 Years	rr_ExpenseExampleYear05	1,205
10 Years	rr_ExpenseExampleYear10	2,585
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	703
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,205
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,585
1 Year	rr_AverageAnnualReturnYear01	(7.92%)
5 Years	rr_AverageAnnualReturnYear05	(2.54%)
Life of Class	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2003
Ivy Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,294
1 Year	rr_ExpenseExampleNoRedemptionYear01	108
3 Years	rr_ExpenseExampleNoRedemptionYear03	337
5 Years	rr_ExpenseExampleNoRedemptionYear05	585
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,294
1 Year	rr_AverageAnnualReturnYear01	(6.79%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	(1.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,579
1 Year	rr_ExpenseExampleNoRedemptionYear01	133
3 Years	rr_ExpenseExampleNoRedemptionYear03	415
5 Years	rr_ExpenseExampleNoRedemptionYear05	718
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,579
1 Year	rr_AverageAnnualReturnYear01	(7.05%)
5 Years	rr_AverageAnnualReturnYear05	(1.43%)
Life of Class	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2003
Ivy Value Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.83%)
5 Years	rr_AverageAnnualReturnYear05	(3.16%)
10 Years	rr_AverageAnnualReturnYear10	2.21%
Ivy Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.80%)
5 Years	rr_AverageAnnualReturnYear05	(2.34%)
10 Years	rr_AverageAnnualReturnYear10	2.17%
Ivy Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.89%
Ivy Value Fund | Lipper Large-Cap Value Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.24%)
5 Years	rr_AverageAnnualReturnYear05	(2.68%)
10 Years	rr_AverageAnnualReturnYear10	2.87%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.
[3]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses at 1.55% for Class A shares. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

Ivy Bond Fund
Ivy Bond Fund
Objective
To seek to provide current income consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Bond Fund (USD $)	Class A		Class B		Class C		Class E	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none
Maximum Annual Maintenance Fee	none		none		none		20	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Bond Fund		Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees		0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	none	0.25%
Other Expenses		0.33%	0.66%	0.31%	0.64%	0.24%	0.25%
Total Annual Fund Operating Expenses		1.11%	2.19%	1.84%	1.42%	0.77%	1.03%
Fee Waiver and/or Expense Reimbursement	[1][2]	none	none	none	0.28%	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.11%	2.19%	1.84%	1.14%	0.77%	1.03%
[1]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.14% and Class I shares at 0.84%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	682	908	1,151	1,849
Class B Shares	622	985	1,275	2,250
Class C Shares	187	579	995	2,159
Class E Shares	705	1,024	1,373	2,349
Class I Shares	79	246	428	954
Class Y Shares	105	328	569	1,259

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	682	908	1,151	1,849
Class B Shares	222	685	1,175	2,250
Class C Shares	187	579	995	2,159
Class E Shares	705	1,024	1,373	2,349
Class I Shares	79	246	428	954
Class Y Shares	105	328	569	1,259

Portfolio Turnover
The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 309% of the average value of its portfolio.
Principal Investment Strategies
Ivy Bond Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in bonds (for this purpose, “bonds” includes any debt security with an initial maturity greater than one year). The Fund invests in a variety of primarily investment-grade debt securities (including bonds rated BBB- or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO, or Advantus Capital Management, Inc. (Advantus Capital), the Fund’s subadviser, to be of comparable quality). Debt securities in which the Fund may invest include corporate and mortgage-backed securities, asset-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (U.S. government securities) and other debt obligations of U.S. banks. The Fund may invest in investment grade debt securities issued by both domestic and foreign companies in a variety of industries.

In selecting securities, Advantus Capital uses a bottom-up, fundamental approach by focusing on security selection and sector allocation. Advantus Capital also focuses on relative value trading among fixed-income securities, and considers factors such as security pricing, industry outlook, current and anticipated market and economic conditions, general levels of debt and issuer operations.

Generally, in determining whether to sell a security, Advantus Capital uses the same type of analysis that it uses in buying securities, including review of the security’s valuation and the issuer’s creditworthiness. Advantus Capital may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Extension Risk. A rise in interest rates could cause property owners to pay their mortgages more slowly than expected, resulting in slower payments of mortgage-backed securities and lengthening the average life of such security. This could cause their value to decline more than other fixed-income securities.
  Frequent Trading Risk. The risk that frequent buying and selling of investments involve higher costs to the Fund and may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short term capital gains. The payment of taxes on these gains could adversely affect a shareholder’s after tax return on their investment in the Fund. Any distributions resulting from such net gains will be considered ordinary income for Federal income tax purposes.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Management Risk. Fund performance is primarily dependent on Advantus Capital’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities.
  Non-Agency Securities Risk. The risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government. These securities may include, but are not limited to, securities issued by non-government entities, asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.
  U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Bond Fund, which along with its other classes of shares, was reorganized on December 8, 2003 into Class A shares of Ivy Bond Fund. For that period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance prior to December 8, 2003 has not been restated to reflect the estimated annual operating expenses of the Ivy Bond Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 6.62% (the third quarter of 2009) and the lowest quarterly return was -3.89% (the fourth quarter of 2008). The Class A return for the year through June 30, 2012 was 3.65%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Bond Fund		1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A		0.76%	2.78%	3.89%
Class A Return After Taxes on Distributions		(0.42%)	1.35%	2.37%
Class A Return After Taxes on Distributions and Sale of Fund Shares		0.87%	1.73%	2.62%
Class B		1.73%	2.61%		2.60%	Dec 8, 2003
Class C		6.11%	3.20%		2.87%	Dec 8, 2003
Class E		0.76%			2.49%	Apr 2, 2007
Class I		7.27%			4.27%	Apr 2, 2007
Class Y		7.00%	4.05%		3.77%	Dec 8, 2003
Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes)		7.85%	6.68%	5.89%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	7.84%	6.50%	5.78%
Lipper Corporate Debt Funds A Rated Universe Average (net of fees and expenses)		6.78%	5.85%	5.38%
[1]	(The Fund's benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. IICO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 309% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	309.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Bond Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in bonds (for this purpose, “bonds” includes any debt security with an initial maturity greater than one year). The Fund invests in a variety of primarily investment-grade debt securities (including bonds rated BBB- or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO, or Advantus Capital Management, Inc. (Advantus Capital), the Fund’s subadviser, to be of comparable quality). Debt securities in which the Fund may invest include corporate and mortgage-backed securities, asset-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (U.S. government securities) and other debt obligations of U.S. banks. The Fund may invest in investment grade debt securities issued by both domestic and foreign companies in a variety of industries.

In selecting securities, Advantus Capital uses a bottom-up, fundamental approach by focusing on security selection and sector allocation. Advantus Capital also focuses on relative value trading among fixed-income securities, and considers factors such as security pricing, industry outlook, current and anticipated market and economic conditions, general levels of debt and issuer operations.

		Generally, in determining whether to sell a security, Advantus Capital uses the same type of analysis that it uses in buying securities, including review of the security’s valuation and the issuer’s creditworthiness. Advantus Capital may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Extension Risk. A rise in interest rates could cause property owners to pay their mortgages more slowly than expected, resulting in slower payments of mortgage-backed securities and lengthening the average life of such security. This could cause their value to decline more than other fixed-income securities.
  Frequent Trading Risk. The risk that frequent buying and selling of investments involve higher costs to the Fund and may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short term capital gains. The payment of taxes on these gains could adversely affect a shareholder’s after tax return on their investment in the Fund. Any distributions resulting from such net gains will be considered ordinary income for Federal income tax purposes.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Management Risk. Fund performance is primarily dependent on Advantus Capital’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities.
  Non-Agency Securities Risk. The risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government. These securities may include, but are not limited to, securities issued by non-government entities, asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.
  U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Bond Fund, which along with its other classes of shares, was reorganized on December 8, 2003 into Class A shares of Ivy Bond Fund. For that period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance prior to December 8, 2003 has not been restated to reflect the estimated annual operating expenses of the Ivy Bond Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 6.62% (the third quarter of 2009) and the lowest quarterly return was -3.89% (the fourth quarter of 2008). The Class A return for the year through June 30, 2012 was 3.65%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%
1 Year	rr_ExpenseExampleYear01	682
3 Years	rr_ExpenseExampleYear03	908
5 Years	rr_ExpenseExampleYear05	1,151
10 Years	rr_ExpenseExampleYear10	1,849
1 Year	rr_ExpenseExampleNoRedemptionYear01	682
3 Years	rr_ExpenseExampleNoRedemptionYear03	908
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,151
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,849
2002	rr_AnnualReturn2002	9.78%
2003	rr_AnnualReturn2003	5.04%
2004	rr_AnnualReturn2004	4.36%
2005	rr_AnnualReturn2005	1.85%
2006	rr_AnnualReturn2006	4.15%
2007	rr_AnnualReturn2007	2.03%
2008	rr_AnnualReturn2008	(9.50%)
2009	rr_AnnualReturn2009	13.96%
2010	rr_AnnualReturn2010	8.16%
2011	rr_AnnualReturn2011	6.91%
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.89%)
1 Year	rr_AverageAnnualReturnYear01	0.76%
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	3.89%
Ivy Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.19%
1 Year	rr_ExpenseExampleYear01	622
3 Years	rr_ExpenseExampleYear03	985
5 Years	rr_ExpenseExampleYear05	1,275
10 Years	rr_ExpenseExampleYear10	2,250
1 Year	rr_ExpenseExampleNoRedemptionYear01	222
3 Years	rr_ExpenseExampleNoRedemptionYear03	685
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,250
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	2.61%
Life of Class	rr_AverageAnnualReturnSinceInception	2.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2003
Ivy Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.84%
1 Year	rr_ExpenseExampleYear01	187
3 Years	rr_ExpenseExampleYear03	579
5 Years	rr_ExpenseExampleYear05	995
10 Years	rr_ExpenseExampleYear10	2,159
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	579
5 Years	rr_ExpenseExampleNoRedemptionYear05	995
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,159
1 Year	rr_AverageAnnualReturnYear01	6.11%
5 Years	rr_AverageAnnualReturnYear05	3.20%
Life of Class	rr_AverageAnnualReturnSinceInception	2.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2003
Ivy Bond Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	705
3 Years	rr_ExpenseExampleYear03	1,024
5 Years	rr_ExpenseExampleYear05	1,373
10 Years	rr_ExpenseExampleYear10	2,349
1 Year	rr_ExpenseExampleNoRedemptionYear01	705
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,024
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,373
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,349
1 Year	rr_AverageAnnualReturnYear01	0.76%
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	2.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	954
1 Year	rr_ExpenseExampleNoRedemptionYear01	79
3 Years	rr_ExpenseExampleNoRedemptionYear03	246
5 Years	rr_ExpenseExampleNoRedemptionYear05	428
10 Years	rr_ExpenseExampleNoRedemptionYear10	954
1 Year	rr_AverageAnnualReturnYear01	7.27%
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,259
1 Year	rr_ExpenseExampleNoRedemptionYear01	105
3 Years	rr_ExpenseExampleNoRedemptionYear03	328
5 Years	rr_ExpenseExampleNoRedemptionYear05	569
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,259
1 Year	rr_AverageAnnualReturnYear01	7.00%
5 Years	rr_AverageAnnualReturnYear05	4.05%
Life of Class	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2003
Ivy Bond Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.42%)
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	2.37%
Ivy Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.87%
5 Years	rr_AverageAnnualReturnYear05	1.73%
10 Years	rr_AverageAnnualReturnYear10	2.62%
Ivy Bond Fund | Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.85%
5 Years	rr_AverageAnnualReturnYear05	6.68%
10 Years	rr_AverageAnnualReturnYear10	5.89%
Ivy Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Years	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Years	rr_AverageAnnualReturnYear10	5.78%	[4]
Ivy Bond Fund | Lipper Corporate Debt Funds A Rated Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	5.85%
10 Years	rr_AverageAnnualReturnYear10	5.38%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.14% and Class I shares at 0.84%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[3]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.
[4]	(The Fund's benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. IICO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests)

Ivy Global Bond Fund
Ivy Global Bond Fund
Objectives
To seek to provide a high level of current income.
Capital appreciation is a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Global Bond Fund	Class A		Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Global Bond Fund		Class A	Class B	Class C	Class I	Class Y
Management Fees		0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.37%	0.63%	0.30%	0.28%	0.28%
Total Annual Fund Operating Expenses		1.25%	2.26%	1.93%	0.91%	1.16%
Fee Waiver and/or Expense Reimbursement	[1]	0.26%	0.52%	0.19%	0.17%	0.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.99%	1.74%	1.74%	0.74%	0.99%
[1]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees (for each Class except Class I) and/or shareholder servicing fees to cap the expenses as follows: Class A shares at 0.99%, Class B shares at 1.74%, Class C shares at 1.74%, Class I shares at 0.74% and Class Y shares at 0.99%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Global Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	670	916	1,190	1,970
Class B Shares	577	939	1,246	2,285
Class C Shares	177	582	1,018	2,233
Class I Shares	76	267	481	1,098
Class Y Shares	101	345	616	1,388

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Global Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	670	916	1,190	1,970
Class B Shares	177	639	1,146	2,285
Class C Shares	177	582	1,018	2,233
Class I Shares	76	267	481	1,098
Class Y Shares	101	345	616	1,388

Portfolio Turnover
The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
Ivy Global Bond Fund seeks to achieve its objectives by investing during normal circumstances, at least 80% of its net assets in a diversified portfolio of bonds of foreign and U.S. issuers. The Fund may invest in securities issued by foreign or U.S. governments and in securities, including loan participations and other loan instruments (loan participations), issued by foreign or U.S. companies of any size, including those in emerging markets. The Fund may invest up to 100% of its total assets in securities denominated in currencies other than the U.S. dollar. The Fund may invest in bonds of any maturity.

Although the Fund invests, primarily, in investment grade securities, it may invest up to 100% of its total assets in non-investment grade bonds, commonly called junk bonds, primarily of foreign issuers, that include bonds rated BB+ or lower by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality. The Fund will only invest in non-investment grade bonds if IICO deems the risks to be consistent with the Fund’s objectives. The Fund also may invest in equity securities of foreign and U.S. issuers to achieve income and/or its secondary objective of capital appreciation.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

IICO may look at a number of factors in selecting securities for the Fund’s portfolio, including: identifying fundamental global themes; country analysis (economic, legislative/judicial and demographic trends); credit analysis of the issuer (financial strength, cash flow, balance sheet, management, strategy and accounting); the maturity, quality, and denomination (U.S. dollar, euro, yen) of the issue; domicile and market share of the issuer; and analysis of the issuer’s profit history through various economic cycles.

Generally, in determining whether to sell a debt security, IICO continues to analyze the factors considered for buying the security. IICO also considers its assumptions regarding a company, an industry, the markets, an individual economy and/or the global economy. IICO may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objectives. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays. In particular, sovereign debt instruments are subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Fund may have limited recourse against the issuing government or agency.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Loan Participation Risk. In addition to the risks typically associated with fixed-income securities, loan participations carry other risks, including the risk of insolvency of the lending bank or other intermediary. Loan participations may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market.
  Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.
  Small Company Risk. Securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to those of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 4.49% (the second quarter of 2009) and the lowest quarterly return was -2.80% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 2.56%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Global Bond Fund	1 Year		Life of Class		Inception Date
Class A	(5.12%)		1.83%		Apr 4, 2008
Class A Return After Taxes on Distributions	(6.45%)		0.67%		Apr 4, 2008
Class A Return After Taxes on Distributions and Sale of Fund Shares	(2.81%)		1.15%		Apr 4, 2008
Class B	(3.95%)		1.94%		Apr 4, 2008
Class C	(0.09%)		2.70%		Apr 4, 2008
Class I	0.92%		3.72%		Apr 4, 2008
Class Y	0.67%		3.48%		Apr 4, 2008
Barclays U.S. Dollar-Denominated Universal Index (reflects no deduction for fees, expenses or taxes)	7.40%		6.33%		Apr 1, 2008
Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes)	5.55%	[1]	4.47%	[1]	Apr 1, 2008
Lipper Global Income Funds Universe Average (net of fees and expenses)	3.51%		4.30%		Apr 1, 2008
[1]	(The Fund's benchmark changed from Barclays U.S. Dollar-Denominated Universal Index, effective July 2011. IICO believes that the Barclays Multiverse Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests) (Life of Class index comparison begins on April 1, 2008)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Global Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Global Bond Fund seeks to achieve its objectives by investing during normal circumstances, at least 80% of its net assets in a diversified portfolio of bonds of foreign and U.S. issuers. The Fund may invest in securities issued by foreign or U.S. governments and in securities, including loan participations and other loan instruments (loan participations), issued by foreign or U.S. companies of any size, including those in emerging markets. The Fund may invest up to 100% of its total assets in securities denominated in currencies other than the U.S. dollar. The Fund may invest in bonds of any maturity.

Although the Fund invests, primarily, in investment grade securities, it may invest up to 100% of its total assets in non-investment grade bonds, commonly called junk bonds, primarily of foreign issuers, that include bonds rated BB+ or lower by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality. The Fund will only invest in non-investment grade bonds if IICO deems the risks to be consistent with the Fund’s objectives. The Fund also may invest in equity securities of foreign and U.S. issuers to achieve income and/or its secondary objective of capital appreciation.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

IICO may look at a number of factors in selecting securities for the Fund’s portfolio, including: identifying fundamental global themes; country analysis (economic, legislative/judicial and demographic trends); credit analysis of the issuer (financial strength, cash flow, balance sheet, management, strategy and accounting); the maturity, quality, and denomination (U.S. dollar, euro, yen) of the issue; domicile and market share of the issuer; and analysis of the issuer’s profit history through various economic cycles.

		Generally, in determining whether to sell a debt security, IICO continues to analyze the factors considered for buying the security. IICO also considers its assumptions regarding a company, an industry, the markets, an individual economy and/or the global economy. IICO may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objectives. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays. In particular, sovereign debt instruments are subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Fund may have limited recourse against the issuing government or agency.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Loan Participation Risk. In addition to the risks typically associated with fixed-income securities, loan participations carry other risks, including the risk of insolvency of the lending bank or other intermediary. Loan participations may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market.
  Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.
  Small Company Risk. Securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to those of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to those of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 4.49% (the second quarter of 2009) and the lowest quarterly return was -2.80% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 2.56%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Global Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	670
3 Years	rr_ExpenseExampleYear03	916
5 Years	rr_ExpenseExampleYear05	1,190
10 Years	rr_ExpenseExampleYear10	1,970
1 Year	rr_ExpenseExampleNoRedemptionYear01	670
3 Years	rr_ExpenseExampleNoRedemptionYear03	916
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,190
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,970
2009	rr_AnnualReturn2009	12.05%
2010	rr_AnnualReturn2010	5.94%
2011	rr_AnnualReturn2011	0.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.80%)
1 Year	rr_AverageAnnualReturnYear01	(5.12%)
Life of Class	rr_AverageAnnualReturnSinceInception	1.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2008
Ivy Global Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.52%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
1 Year	rr_ExpenseExampleYear01	577
3 Years	rr_ExpenseExampleYear03	939
5 Years	rr_ExpenseExampleYear05	1,246
10 Years	rr_ExpenseExampleYear10	2,285
1 Year	rr_ExpenseExampleNoRedemptionYear01	177
3 Years	rr_ExpenseExampleNoRedemptionYear03	639
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,146
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,285
1 Year	rr_AverageAnnualReturnYear01	(3.95%)
Life of Class	rr_AverageAnnualReturnSinceInception	1.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2008
Ivy Global Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
1 Year	rr_ExpenseExampleYear01	177
3 Years	rr_ExpenseExampleYear03	582
5 Years	rr_ExpenseExampleYear05	1,018
10 Years	rr_ExpenseExampleYear10	2,233
1 Year	rr_ExpenseExampleNoRedemptionYear01	177
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,018
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,233
1 Year	rr_AverageAnnualReturnYear01	(0.09%)
Life of Class	rr_AverageAnnualReturnSinceInception	2.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2008
Ivy Global Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	267
5 Years	rr_ExpenseExampleYear05	481
10 Years	rr_ExpenseExampleYear10	1,098
1 Year	rr_ExpenseExampleNoRedemptionYear01	76
3 Years	rr_ExpenseExampleNoRedemptionYear03	267
5 Years	rr_ExpenseExampleNoRedemptionYear05	481
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,098
1 Year	rr_AverageAnnualReturnYear01	0.92%
Life of Class	rr_AverageAnnualReturnSinceInception	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2008
Ivy Global Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	345
5 Years	rr_ExpenseExampleYear05	616
10 Years	rr_ExpenseExampleYear10	1,388
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	345
5 Years	rr_ExpenseExampleNoRedemptionYear05	616
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,388
1 Year	rr_AverageAnnualReturnYear01	0.67%
Life of Class	rr_AverageAnnualReturnSinceInception	3.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2008
Ivy Global Bond Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.45%)
Life of Class	rr_AverageAnnualReturnSinceInception	0.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2008
Ivy Global Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.81%)
Life of Class	rr_AverageAnnualReturnSinceInception	1.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2008
Ivy Global Bond Fund | Barclays U.S. Dollar-Denominated Universal Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.40%
Life of Class	rr_AverageAnnualReturnSinceInception	6.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2008
Ivy Global Bond Fund | Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.55%	[3]
Life of Class	rr_AverageAnnualReturnSinceInception	4.47%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2008
Ivy Global Bond Fund | Lipper Global Income Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.51%
Life of Class	rr_AverageAnnualReturnSinceInception	4.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2008

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees (for each Class except Class I) and/or shareholder servicing fees to cap the expenses as follows: Class A shares at 0.99%, Class B shares at 1.74%, Class C shares at 1.74%, Class I shares at 0.74% and Class Y shares at 0.99%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[3]	(The Fund's benchmark changed from Barclays U.S. Dollar-Denominated Universal Index, effective July 2011. IICO believes that the Barclays Multiverse Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests) (Life of Class index comparison begins on April 1, 2008)

Ivy High Income Fund
Ivy High Income Fund
Objective
To seek to provide total return through a combination of high current income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy High Income Fund (USD $)	Class A		Class B		Class C		Class E	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none
Maximum Annual Maintenance Fee	none		none		none		20	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy High Income Fund		Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	none	0.25%
Other Expenses		0.20%	0.24%	0.15%	0.65%	0.18%	0.19%
Total Annual Fund Operating Expenses		1.00%	1.79%	1.70%	1.45%	0.73%	0.99%
Fee Waiver and/or Expense Reimbursement	[1][2]	none	none	none	0.09%	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.00%	1.79%	1.70%	1.36%	0.73%	0.99%
[1]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.36%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy High Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	671	875	1,096	1,729
Class B Shares	582	863	1,070	1,897
Class C Shares	173	536	923	2,009
Class E Shares	726	1,056	1,411	2,401
Class I Shares	75	233	406	906
Class Y Shares	101	315	547	1,213

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy High Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	671	875	1,096	1,729
Class B Shares	182	563	970	1,897
Class C Shares	173	536	923	2,009
Class E Shares	726	1,056	1,411	2,401
Class I Shares	75	233	406	906
Class Y Shares	101	315	547	1,213

Portfolio Turnover
The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.
Principal Investment Strategies
Ivy High Income Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high-yield, high-risk, fixed income securities, including loan participations and other loan instruments (loan participations), of U.S. and foreign issuers, the risks of which are, in the judgment of IICO consistent with the Fund’s objective. The Fund invests primarily in lower quality debt securities, which include debt securities rated BBB+ or lower by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality. The Fund may invest an unlimited amount of its total assets in non-investment grade debt securities, commonly called junk bonds, which include debt securities rated BB+ or lower by S&P or comparably rated by another NRSRO or, if unrated, determined by IICO to be of comparable quality. The Fund may invest in fixed-income securities of any maturity and in companies of any size.

The Fund may invest an unlimited amount of its assets in foreign securities. Investments in foreign securities also present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

IICO may look at a number of factors in selecting securities for the Fund, beginning with a primarily bottom-up analysis of a company’s fundamentals, including financial strength, growth of operating cash flows, strength of management, borrowing requirements, improving credit metrics, potential to improve credit standing, responsiveness to changes in interest rates and business conditions, strength of business model, and capital structure and future capital needs, and progressing to consideration of the current economic environment and industry fundamentals.

After IICO is comfortable with the business model of a company, it attempts to optimize the Fund’s risk/reward by investing in the debt portion of the capital structure that IICO believes to be most attractive, which may include secured and/or unsecured bank loans or floating rate notes, secured and/or unsecured high-yield bonds, and/or convertible securities trading well below their conversion values.

The Fund may also use forward contracts and futures to either increase or decrease exposure to a foreign currency.

Generally, in determining whether to sell a debt security, IICO considers the dynamics of an industry and/or company change or anticipated change, a change in strategy by a company, and/or a change in management’s consideration of its creditors. IICO also may sell a security if, in IICO’s opinion, the price of the security has risen to fully reflect the company’s improved creditworthiness and other investments with greater potential exist. IICO may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund’s holding in that security or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Derivatives Risk. The use of derivatives presents several risks, including the risk that these instruments may be regulated in a manner that adversely affects the value of the Fund’s investments and the risk that fluctuations in the value of the derivatives may not correlate with securities markets or the underlying asset from which the derivative’s value is derived. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody and settlement delays.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Loan Participation Risk. In addition to the risks typically associated with fixed income securities, loan participations carry other risks, including the risk of insolvency of the lending bank or other intermediary. Loan participations may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market.
  Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund's updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown on the chart, the highest quarterly return was 16.35% (the second quarter of 2009) and the lowest quarterly return was -15.13% (the fourth quarter of 2008). The Class A return for the year through June 30, 2012 was 8.34%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy High Income Fund		1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A		0.03%	7.00%	7.59%
Class A Return After Taxes on Distributions		(3.15%)	3.50%	4.45%
Class A Return After Taxes on Distributions and Sale of Fund Shares		1.32%	4.45%	5.00%
Class B		1.47%	7.14%	7.24%
Class C		5.41%	7.48%	7.40%
Class E		(0.33%)			6.29%	Apr 2, 2007
Class I		6.44%			8.55%	Apr 2, 2007
Class Y		6.17%	8.38%	8.35%
Citigroup High Yield Market Index (reflects no deduction for fees, expenses or taxes)		5.52%	7.15%	8.68%
BofA Merrill Lynch US High Yield Index (reflects no deduction for fees, expenses or taxes)	[1]	4.38%	7.34%	8.59%
Lipper High Current Yield Funds Universe Average (net of fees and expenses)		2.77%	5.10%	6.99%
[1]	(The Fund's benchmark changed from Citigroup High Yield Market Index, effective March 2012. IICO believes that the BofA Merrill Lynch US High Yield Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy High Income Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide total return through a combination of high current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy High Income Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high-yield, high-risk, fixed income securities, including loan participations and other loan instruments (loan participations), of U.S. and foreign issuers, the risks of which are, in the judgment of IICO consistent with the Fund’s objective. The Fund invests primarily in lower quality debt securities, which include debt securities rated BBB+ or lower by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality. The Fund may invest an unlimited amount of its total assets in non-investment grade debt securities, commonly called junk bonds, which include debt securities rated BB+ or lower by S&P or comparably rated by another NRSRO or, if unrated, determined by IICO to be of comparable quality. The Fund may invest in fixed-income securities of any maturity and in companies of any size.

The Fund may invest an unlimited amount of its assets in foreign securities. Investments in foreign securities also present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

IICO may look at a number of factors in selecting securities for the Fund, beginning with a primarily bottom-up analysis of a company’s fundamentals, including financial strength, growth of operating cash flows, strength of management, borrowing requirements, improving credit metrics, potential to improve credit standing, responsiveness to changes in interest rates and business conditions, strength of business model, and capital structure and future capital needs, and progressing to consideration of the current economic environment and industry fundamentals.

After IICO is comfortable with the business model of a company, it attempts to optimize the Fund’s risk/reward by investing in the debt portion of the capital structure that IICO believes to be most attractive, which may include secured and/or unsecured bank loans or floating rate notes, secured and/or unsecured high-yield bonds, and/or convertible securities trading well below their conversion values.

The Fund may also use forward contracts and futures to either increase or decrease exposure to a foreign currency.

		Generally, in determining whether to sell a debt security, IICO considers the dynamics of an industry and/or company change or anticipated change, a change in strategy by a company, and/or a change in management’s consideration of its creditors. IICO also may sell a security if, in IICO’s opinion, the price of the security has risen to fully reflect the company’s improved creditworthiness and other investments with greater potential exist. IICO may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund’s holding in that security or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Derivatives Risk. The use of derivatives presents several risks, including the risk that these instruments may be regulated in a manner that adversely affects the value of the Fund’s investments and the risk that fluctuations in the value of the derivatives may not correlate with securities markets or the underlying asset from which the derivative’s value is derived. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody and settlement delays.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Loan Participation Risk. In addition to the risks typically associated with fixed income securities, loan participations carry other risks, including the risk of insolvency of the lending bank or other intermediary. Loan participations may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market.
  Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund's updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown on the chart, the highest quarterly return was 16.35% (the second quarter of 2009) and the lowest quarterly return was -15.13% (the fourth quarter of 2008). The Class A return for the year through June 30, 2012 was 8.34%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	671
3 Years	rr_ExpenseExampleYear03	875
5 Years	rr_ExpenseExampleYear05	1,096
10 Years	rr_ExpenseExampleYear10	1,729
1 Year	rr_ExpenseExampleNoRedemptionYear01	671
3 Years	rr_ExpenseExampleNoRedemptionYear03	875
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,096
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,729
2002	rr_AnnualReturn2002	2.46%
2003	rr_AnnualReturn2003	19.06%
2004	rr_AnnualReturn2004	8.42%
2005	rr_AnnualReturn2005	1.35%
2006	rr_AnnualReturn2006	10.53%
2007	rr_AnnualReturn2007	4.14%
2008	rr_AnnualReturn2008	(20.12%)
2009	rr_AnnualReturn2009	46.31%
2010	rr_AnnualReturn2010	15.27%
2011	rr_AnnualReturn2011	6.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.13%)
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	7.00%
10 Years	rr_AverageAnnualReturnYear10	7.59%
Ivy High Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.79%
1 Year	rr_ExpenseExampleYear01	582
3 Years	rr_ExpenseExampleYear03	863
5 Years	rr_ExpenseExampleYear05	1,070
10 Years	rr_ExpenseExampleYear10	1,897
1 Year	rr_ExpenseExampleNoRedemptionYear01	182
3 Years	rr_ExpenseExampleNoRedemptionYear03	563
5 Years	rr_ExpenseExampleNoRedemptionYear05	970
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,897
1 Year	rr_AverageAnnualReturnYear01	1.47%
5 Years	rr_AverageAnnualReturnYear05	7.14%
10 Years	rr_AverageAnnualReturnYear10	7.24%
Ivy High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.70%
1 Year	rr_ExpenseExampleYear01	173
3 Years	rr_ExpenseExampleYear03	536
5 Years	rr_ExpenseExampleYear05	923
10 Years	rr_ExpenseExampleYear10	2,009
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	536
5 Years	rr_ExpenseExampleNoRedemptionYear05	923
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,009
1 Year	rr_AverageAnnualReturnYear01	5.41%
5 Years	rr_AverageAnnualReturnYear05	7.48%
10 Years	rr_AverageAnnualReturnYear10	7.40%
Ivy High Income Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.36%
1 Year	rr_ExpenseExampleYear01	726
3 Years	rr_ExpenseExampleYear03	1,056
5 Years	rr_ExpenseExampleYear05	1,411
10 Years	rr_ExpenseExampleYear10	2,401
1 Year	rr_ExpenseExampleNoRedemptionYear01	726
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,056
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,411
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,401
1 Year	rr_AverageAnnualReturnYear01	(0.33%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	6.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy High Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	906
1 Year	rr_ExpenseExampleNoRedemptionYear01	75
3 Years	rr_ExpenseExampleNoRedemptionYear03	233
5 Years	rr_ExpenseExampleNoRedemptionYear05	406
10 Years	rr_ExpenseExampleNoRedemptionYear10	906
1 Year	rr_AverageAnnualReturnYear01	6.44%
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	8.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy High Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	315
5 Years	rr_ExpenseExampleNoRedemptionYear05	547
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,213
1 Year	rr_AverageAnnualReturnYear01	6.17%
5 Years	rr_AverageAnnualReturnYear05	8.38%
10 Years	rr_AverageAnnualReturnYear10	8.35%
Ivy High Income Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.15%)
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	4.45%
Ivy High Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.32%
5 Years	rr_AverageAnnualReturnYear05	4.45%
10 Years	rr_AverageAnnualReturnYear10	5.00%
Ivy High Income Fund | Citigroup High Yield Market Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.52%
5 Years	rr_AverageAnnualReturnYear05	7.15%
10 Years	rr_AverageAnnualReturnYear10	8.68%
Ivy High Income Fund | BofA Merrill Lynch US High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.38%	[4]
5 Years	rr_AverageAnnualReturnYear05	7.34%	[4]
10 Years	rr_AverageAnnualReturnYear10	8.59%	[4]
Ivy High Income Fund | Lipper High Current Yield Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.77%
5 Years	rr_AverageAnnualReturnYear05	5.10%
10 Years	rr_AverageAnnualReturnYear10	6.99%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.36%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[3]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.
[4]	(The Fund's benchmark changed from Citigroup High Yield Market Index, effective March 2012. IICO believes that the BofA Merrill Lynch US High Yield Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests)

Ivy Limited-Term Bond Fund
Ivy Limited-Term Bond Fund
Objective
To seek to provide current income consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Limited-Term Bond Fund (USD $)	Class A		Class B		Class C		Class E		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.50%		none		none		2.50%		none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	1.00%	[1]	none	none
Maximum Annual Maintenance Fee	none		none		none		20		none	none
[1]	For Class A and Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A and Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Limited-Term Bond Fund		Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees		0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	none	0.25%
Other Expenses		0.19%	0.28%	0.19%	0.38%	0.20%	0.21%
Total Annual Fund Operating Expenses		0.90%	1.74%	1.65%	1.09%	0.66%	0.92%
Fee Waiver and/or Expense Reimbursement	[1][2]	none	none	none	0.09%	none	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.90%	1.74%	1.65%	1.00%	0.66%	0.90%
[1]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.00%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Limited-Term Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	340	530	736	1,330
Class B Shares	577	848	1,044	1,829
Class C Shares	168	520	897	1,955
Class E Shares	369	636	924	1,735
Class I Shares	67	211	368	822
Class Y Shares	92	290	506	1,128

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Limited-Term Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	340	530	736	1,330
Class B Shares	177	548	944	1,829
Class C Shares	168	520	897	1,955
Class E Shares	369	636	924	1,735
Class I Shares	67	211	368	822
Class Y Shares	92	290	506	1,128

Portfolio Turnover
The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies
Ivy Limited-Term Bond Fund seeks to achieve its objective by investing primarily in investment grade, U.S. dollar-denominated, debt securities of primarily U.S. issuers. The Fund may invest in U.S. government securities, corporate debt securities, mortgage-backed securities including collateralized mortgage obligations (CMOs) and other asset-backed securities. The Fund seeks to identify relative value opportunities between these sectors of the fixed-income market. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds with limited-term maturities; therefore, the Fund seeks to maintain a dollar-weighted average maturity of not less than two years and not more than five years. Although the Fund primarily invests in securities issued by large cap companies, it may invest in securities issued by companies of any size.

Investment grade debt securities include bonds rated BBB- or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality.

IICO may look at a number of factors in selecting securities for the Fund’s portfolio, beginning with a review of the broad economic and financial trends in the U.S. and world markets. This process aids in the determination of economic fundamentals, which leads to sector allocation. Within a sector, IICO typically considers the security’s current coupon, the maturity of the security, the relative value of the security based on historical yield information, the creditworthiness of the particular issuer (if not backed by the full faith and credit of the Treasury), and prepayment risks for mortgage-backed securities and other debt securities with call provisions.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities, including review of the security’s valuation and the issuer’s creditworthiness. IICO may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund’s holding in that security or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect a large cap company credit rating. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.
  Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
  U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown on the chart, the highest quarterly return was 4.52% (the fourth quarter of 2008) and the lowest quarterly return was -1.62% (the second quarter of 2004). The Class A return for the year through June 30, 2012 was 1.38%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Limited-Term Bond Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A		0.41%	4.58%	3.66%
Class A Return After Taxes on Distributions		(0.40%)	3.50%	2.52%
Class A Return After Taxes on Distributions and Sale of Fund Shares		0.63%	3.48%	2.60%
Class B		(1.86%)	4.07%	3.02%
Class C		2.23%	4.32%	3.08%
Class E		0.35%			4.64%	Apr 2, 2007
Class I		3.24%			5.62%	Apr 2, 2007
Class Y		2.98%	5.17%	3.99%
Citigroup 1-5 Year Treasury/Govt Sponsored/Credit Index (reflects no deduction for fees, expenses or taxes)		3.06%	4.87%	4.35%
Barclays 1-5 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	[1]	3.14%	4.84%	4.30%
Lipper Short-Intermediate Investment Grade Debt Funds Universe Average (net of fees and expenses)		3.80%	4.69%	4.19%
[1]	(The Fund's benchmark changed from Citigroup 1-5 Year Treasury/Govt Sponsored/Credit Index, effective March 2012. IICO believes that the Barclays 1-5 Year U.S. Government/Credit Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Limited-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Limited-Term Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Limited-Term Bond Fund seeks to achieve its objective by investing primarily in investment grade, U.S. dollar-denominated, debt securities of primarily U.S. issuers. The Fund may invest in U.S. government securities, corporate debt securities, mortgage-backed securities including collateralized mortgage obligations (CMOs) and other asset-backed securities. The Fund seeks to identify relative value opportunities between these sectors of the fixed-income market. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds with limited-term maturities; therefore, the Fund seeks to maintain a dollar-weighted average maturity of not less than two years and not more than five years. Although the Fund primarily invests in securities issued by large cap companies, it may invest in securities issued by companies of any size.

Investment grade debt securities include bonds rated BBB- or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality.

IICO may look at a number of factors in selecting securities for the Fund’s portfolio, beginning with a review of the broad economic and financial trends in the U.S. and world markets. This process aids in the determination of economic fundamentals, which leads to sector allocation. Within a sector, IICO typically considers the security’s current coupon, the maturity of the security, the relative value of the security based on historical yield information, the creditworthiness of the particular issuer (if not backed by the full faith and credit of the Treasury), and prepayment risks for mortgage-backed securities and other debt securities with call provisions.

		Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities, including review of the security’s valuation and the issuer’s creditworthiness. IICO may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund’s holding in that security or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect a large cap company credit rating. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.
  Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
  U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown on the chart, the highest quarterly return was 4.52% (the fourth quarter of 2008) and the lowest quarterly return was -1.62% (the second quarter of 2004). The Class A return for the year through June 30, 2012 was 1.38%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Limited-Term Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	340
3 Years	rr_ExpenseExampleYear03	530
5 Years	rr_ExpenseExampleYear05	736
10 Years	rr_ExpenseExampleYear10	1,330
1 Year	rr_ExpenseExampleNoRedemptionYear01	340
3 Years	rr_ExpenseExampleNoRedemptionYear03	530
5 Years	rr_ExpenseExampleNoRedemptionYear05	736
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,330
2002	rr_AnnualReturn2002	5.01%
2003	rr_AnnualReturn2003	2.83%
2004	rr_AnnualReturn2004	1.23%
2005	rr_AnnualReturn2005	1.24%
2006	rr_AnnualReturn2006	3.47%
2007	rr_AnnualReturn2007	5.72%
2008	rr_AnnualReturn2008	7.41%
2009	rr_AnnualReturn2009	5.98%
2010	rr_AnnualReturn2010	3.54%
2011	rr_AnnualReturn2011	2.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.62%)
1 Year	rr_AverageAnnualReturnYear01	0.41%
5 Years	rr_AverageAnnualReturnYear05	4.58%
10 Years	rr_AverageAnnualReturnYear10	3.66%
Ivy Limited-Term Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
1 Year	rr_ExpenseExampleYear01	577
3 Years	rr_ExpenseExampleYear03	848
5 Years	rr_ExpenseExampleYear05	1,044
10 Years	rr_ExpenseExampleYear10	1,829
1 Year	rr_ExpenseExampleNoRedemptionYear01	177
3 Years	rr_ExpenseExampleNoRedemptionYear03	548
5 Years	rr_ExpenseExampleNoRedemptionYear05	944
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,829
1 Year	rr_AverageAnnualReturnYear01	(1.86%)
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	3.02%
Ivy Limited-Term Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
1 Year	rr_ExpenseExampleYear01	168
3 Years	rr_ExpenseExampleYear03	520
5 Years	rr_ExpenseExampleYear05	897
10 Years	rr_ExpenseExampleYear10	1,955
1 Year	rr_ExpenseExampleNoRedemptionYear01	168
3 Years	rr_ExpenseExampleNoRedemptionYear03	520
5 Years	rr_ExpenseExampleNoRedemptionYear05	897
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955
1 Year	rr_AverageAnnualReturnYear01	2.23%
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	3.08%
Ivy Limited-Term Bond Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	369
3 Years	rr_ExpenseExampleYear03	636
5 Years	rr_ExpenseExampleYear05	924
10 Years	rr_ExpenseExampleYear10	1,735
1 Year	rr_ExpenseExampleNoRedemptionYear01	369
3 Years	rr_ExpenseExampleNoRedemptionYear03	636
5 Years	rr_ExpenseExampleNoRedemptionYear05	924
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,735
1 Year	rr_AverageAnnualReturnYear01	0.35%
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	4.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Limited-Term Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	822
1 Year	rr_ExpenseExampleNoRedemptionYear01	67
3 Years	rr_ExpenseExampleNoRedemptionYear03	211
5 Years	rr_ExpenseExampleNoRedemptionYear05	368
10 Years	rr_ExpenseExampleNoRedemptionYear10	822
1 Year	rr_AverageAnnualReturnYear01	3.24%
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Limited-Term Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	506
10 Years	rr_ExpenseExampleYear10	1,128
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	290
5 Years	rr_ExpenseExampleNoRedemptionYear05	506
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,128
1 Year	rr_AverageAnnualReturnYear01	2.98%
5 Years	rr_AverageAnnualReturnYear05	5.17%
10 Years	rr_AverageAnnualReturnYear10	3.99%
Ivy Limited-Term Bond Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.40%)
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	2.52%
Ivy Limited-Term Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.63%
5 Years	rr_AverageAnnualReturnYear05	3.48%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Ivy Limited-Term Bond Fund | Citigroup 1-5 Year Treasury/Govt Sponsored/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.06%
5 Years	rr_AverageAnnualReturnYear05	4.87%
10 Years	rr_AverageAnnualReturnYear10	4.35%
Ivy Limited-Term Bond Fund | Barclays 1-5 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.14%	[4]
5 Years	rr_AverageAnnualReturnYear05	4.84%	[4]
10 Years	rr_AverageAnnualReturnYear10	4.30%	[4]
Ivy Limited-Term Bond Fund | Lipper Short-Intermediate Investment Grade Debt Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.80%
5 Years	rr_AverageAnnualReturnYear05	4.69%
10 Years	rr_AverageAnnualReturnYear10	4.19%

[1]	For Class A and Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A and Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.00%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[3]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.
[4]	(The Fund's benchmark changed from Citigroup 1-5 Year Treasury/Govt Sponsored/Credit Index, effective March 2012. IICO believes that the Barclays 1-5 Year U.S. Government/Credit Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests)

Ivy Municipal Bond Fund
Ivy Municipal Bond Fund
Objective
To seek to provide the level of current income consistent with preservation of capital and that is not subject to Federal income tax.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ivy Municipal Bond Fund Ivy Municipal Bond Fund	Class A		Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Municipal Bond Fund		Class A	Class B	Class C	Class I	Class Y
Management Fees		0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.29%	0.29%	0.30%	0.33%	0.34%
Total Annual Fund Operating Expenses		1.06%	1.81%	1.82%	0.85%	1.11%
Fee Waiver and/or Expense Reimbursement	[1]	none	none	none	none	0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.06%	1.81%	1.82%	0.85%	1.06%
[1]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	528	748	985	1,664
Class B Shares	584	869	1,080	1,930
Class C Shares	185	573	985	2,137
Class I Shares	87	271	471	1,049
Class Y Shares	108	346	605	1,345

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	528	748	985	1,664
Class B Shares	184	569	980	1,930
Class C Shares	185	573	985	2,137
Class I Shares	87	271	471	1,049
Class Y Shares	108	346	605	1,345

Portfolio Turnover
The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
Ivy Municipal Bond Fund seeks to achieve its objective by investing, during normal circumstances, at least 80% of its net assets in tax-exempt municipal bonds, mainly of investment grade and of any maturity. Municipal bonds are obligations the interest on which is not includable in gross income for Federal income tax purposes, although a portion of such interest may be a tax preference item for purposes of the Federal alternative minimum tax (AMT) (Tax Preference Item). Investment grade debt securities include debt securities rated BBB- or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Ivy Investment Management Company (IICO), the Fund’s investment manager, to be of comparable quality.

The Fund diversifies its holdings between two main types of municipal bonds:
  general obligation bonds, which are backed by the full faith, credit and taxing power of the governmental authority revenue bonds, which are payable only from specific sources, such as the revenue from a particular project, a special tax, lease payments and/or appropriated funds. Revenue bonds include certain private activity bonds (PABs), which finance privately operated facilities. Revenue bonds also include housing bonds that finance pools of single-family home mortgages and student loan bonds that finance pools of student loans, as well as bonds that finance charter schools. Revenue bonds also include tobacco bonds that are issued by state-created special purpose entities as a means to securitize a state’s share of annual tobacco settlement revenues.
IICO primarily utilizes a cautious top-down management style that de-emphasizes aggressive interest rate strategies. IICO attempts to enhance Fund performance by utilizing opportunities presented by the shape and slope of the yield curve, while typically striving to keep the overall Fund duration within a plus or minus twenty percent (20%) range relative to the Fund’s stated benchmark. As an overlay to this core strategy, IICO attempts to identify and capitalize on relative value opportunities that exist between sectors, states (including U.S. possessions), security structures and ratings categories. IICO monitors relative attractiveness to other taxable fixed-income asset classes, as well as municipal market supply/demand patterns and other technical factors, in seeking to identify opportunities for the Fund.

IICO may look at a number of factors in selecting securities for the Fund’s portfolio. These include the security’s current coupon, the maturity, relative value and market yield of the security, the creditworthiness of the particular issuer or of the private company involved, the sector in which the security is identified, the structure of the security, including whether it has a call feature, and the state in which the security is issued.

IICO seeks to emphasize prudent diversification among sectors, states, security structures, position sizes and ratings categories, in an attempt to reduce overall portfolio risk and performance volatility as well as to emphasize capital preservation. However, the Fund may invest significantly in municipal bonds payable from revenues derived from similar projects, such as those in the health care sector.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desired investment for the Fund. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Alternative Minimum Tax Risk. The Fund may invest in municipal bonds the interest on which (and, therefore, Fund dividends attributable to such interest) is a Tax Preference Item. If a Fund shareholder’s AMT liability increased as a result of such dividends, that would reduce the Fund’s after-tax return to the shareholder.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets, including the municipal bond market, and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Political, Legislative or Regulatory Risk. The municipal securities market generally or certain municipal securities in particular may be significantly affected by adverse political, legislative or regulatory changes or litigation at the Federal or state level.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.
  Taxability Risk. The Fund relies on the opinion of the issuer’s bond counsel that the interest paid on the issuer’s securities will not be subject to Federal income tax. However, after the Fund buys a security issued as tax-exempt, the Internal Revenue Service (IRS) may determine that interest on the security should, in fact, be taxable, in which event the dividends the Fund pays with respect to that interest would be subject to Federal income tax.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. The Class Y performance shown below from September 24, 2008 to October 8, 2009 is the performance of the Fund’s Class A shares. Class Y performance during these time periods has not been adjusted to reflect the Class Y expenses. If those expenses were reflected, the Class Y performance may differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown on the chart, the highest quarterly return was 8.06% (the third quarter of 2009) and the lowest quarterly return was -4.06% (the fourth quarter of 2010). The Class A return for the year through June 30, 2012 was 4.49%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Municipal Bond Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	5.30%	3.99%	4.36%
Class A Return After Taxes on Distributions	5.29%	3.96%	4.34%
Class A Return After Taxes on Distributions and Sale of Fund Shares	4.77%	3.91%	4.25%
Class B	5.16%	3.90%	3.97%
Class C	9.14%	4.09%	3.97%
Class I	10.23%			6.74%	Nov 3, 2009
Class Y	9.99%	3.91%	4.25%
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.64%	4.86%	5.36%
Lipper General Municipal Debt Funds Universe Average (net of fees and expenses)	10.56%	3.71%	4.36%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide the level of current income consistent with preservation of capital and that is not subject to Federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Municipal Bond Fund seeks to achieve its objective by investing, during normal circumstances, at least 80% of its net assets in tax-exempt municipal bonds, mainly of investment grade and of any maturity. Municipal bonds are obligations the interest on which is not includable in gross income for Federal income tax purposes, although a portion of such interest may be a tax preference item for purposes of the Federal alternative minimum tax (AMT) (Tax Preference Item). Investment grade debt securities include debt securities rated BBB- or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Ivy Investment Management Company (IICO), the Fund’s investment manager, to be of comparable quality.

The Fund diversifies its holdings between two main types of municipal bonds:
  general obligation bonds, which are backed by the full faith, credit and taxing power of the governmental authority revenue bonds, which are payable only from specific sources, such as the revenue from a particular project, a special tax, lease payments and/or appropriated funds. Revenue bonds include certain private activity bonds (PABs), which finance privately operated facilities. Revenue bonds also include housing bonds that finance pools of single-family home mortgages and student loan bonds that finance pools of student loans, as well as bonds that finance charter schools. Revenue bonds also include tobacco bonds that are issued by state-created special purpose entities as a means to securitize a state’s share of annual tobacco settlement revenues.
IICO primarily utilizes a cautious top-down management style that de-emphasizes aggressive interest rate strategies. IICO attempts to enhance Fund performance by utilizing opportunities presented by the shape and slope of the yield curve, while typically striving to keep the overall Fund duration within a plus or minus twenty percent (20%) range relative to the Fund’s stated benchmark. As an overlay to this core strategy, IICO attempts to identify and capitalize on relative value opportunities that exist between sectors, states (including U.S. possessions), security structures and ratings categories. IICO monitors relative attractiveness to other taxable fixed-income asset classes, as well as municipal market supply/demand patterns and other technical factors, in seeking to identify opportunities for the Fund.

IICO may look at a number of factors in selecting securities for the Fund’s portfolio. These include the security’s current coupon, the maturity, relative value and market yield of the security, the creditworthiness of the particular issuer or of the private company involved, the sector in which the security is identified, the structure of the security, including whether it has a call feature, and the state in which the security is issued.

IICO seeks to emphasize prudent diversification among sectors, states, security structures, position sizes and ratings categories, in an attempt to reduce overall portfolio risk and performance volatility as well as to emphasize capital preservation. However, the Fund may invest significantly in municipal bonds payable from revenues derived from similar projects, such as those in the health care sector.

		Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desired investment for the Fund. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Alternative Minimum Tax Risk. The Fund may invest in municipal bonds the interest on which (and, therefore, Fund dividends attributable to such interest) is a Tax Preference Item. If a Fund shareholder’s AMT liability increased as a result of such dividends, that would reduce the Fund’s after-tax return to the shareholder.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets, including the municipal bond market, and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Political, Legislative or Regulatory Risk. The municipal securities market generally or certain municipal securities in particular may be significantly affected by adverse political, legislative or regulatory changes or litigation at the Federal or state level.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.
  Taxability Risk. The Fund relies on the opinion of the issuer’s bond counsel that the interest paid on the issuer’s securities will not be subject to Federal income tax. However, after the Fund buys a security issued as tax-exempt, the Internal Revenue Service (IRS) may determine that interest on the security should, in fact, be taxable, in which event the dividends the Fund pays with respect to that interest would be subject to Federal income tax.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. The Class Y performance shown below from September 24, 2008 to October 8, 2009 is the performance of the Fund’s Class A shares. Class Y performance during these time periods has not been adjusted to reflect the Class Y expenses. If those expenses were reflected, the Class Y performance may differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and Lipper peer group (a universe of funds with similar investment objectives).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown on the chart, the highest quarterly return was 8.06% (the third quarter of 2009) and the lowest quarterly return was -4.06% (the fourth quarter of 2010). The Class A return for the year through June 30, 2012 was 4.49%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Ivy Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	528
3 Years	rr_ExpenseExampleYear03	748
5 Years	rr_ExpenseExampleYear05	985
10 Years	rr_ExpenseExampleYear10	1,664
1 Year	rr_ExpenseExampleNoRedemptionYear01	528
3 Years	rr_ExpenseExampleNoRedemptionYear03	748
5 Years	rr_ExpenseExampleNoRedemptionYear05	985
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,664
2002	rr_AnnualReturn2002	8.44%
2003	rr_AnnualReturn2003	5.34%
2004	rr_AnnualReturn2004	3.72%
2005	rr_AnnualReturn2005	2.39%
2006	rr_AnnualReturn2006	3.84%
2007	rr_AnnualReturn2007	1.88%
2008	rr_AnnualReturn2008	(5.52%)
2009	rr_AnnualReturn2009	15.96%
2010	rr_AnnualReturn2010	3.46%
2011	rr_AnnualReturn2011	9.97%
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.06%)
1 Year	rr_AverageAnnualReturnYear01	5.30%
5 Years	rr_AverageAnnualReturnYear05	3.99%
10 Years	rr_AverageAnnualReturnYear10	4.36%
Ivy Municipal Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.81%
1 Year	rr_ExpenseExampleYear01	584
3 Years	rr_ExpenseExampleYear03	869
5 Years	rr_ExpenseExampleYear05	1,080
10 Years	rr_ExpenseExampleYear10	1,930
1 Year	rr_ExpenseExampleNoRedemptionYear01	184
3 Years	rr_ExpenseExampleNoRedemptionYear03	569
5 Years	rr_ExpenseExampleNoRedemptionYear05	980
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,930
1 Year	rr_AverageAnnualReturnYear01	5.16%
5 Years	rr_AverageAnnualReturnYear05	3.90%
10 Years	rr_AverageAnnualReturnYear10	3.97%
Ivy Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.82%
1 Year	rr_ExpenseExampleYear01	185
3 Years	rr_ExpenseExampleYear03	573
5 Years	rr_ExpenseExampleYear05	985
10 Years	rr_ExpenseExampleYear10	2,137
1 Year	rr_ExpenseExampleNoRedemptionYear01	185
3 Years	rr_ExpenseExampleNoRedemptionYear03	573
5 Years	rr_ExpenseExampleNoRedemptionYear05	985
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,137
1 Year	rr_AverageAnnualReturnYear01	9.14%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	3.97%
Ivy Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	1,049
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	271
5 Years	rr_ExpenseExampleNoRedemptionYear05	471
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,049
1 Year	rr_AverageAnnualReturnYear01	10.23%
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	6.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2009
Ivy Municipal Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	346
5 Years	rr_ExpenseExampleYear05	605
10 Years	rr_ExpenseExampleYear10	1,345
1 Year	rr_ExpenseExampleNoRedemptionYear01	108
3 Years	rr_ExpenseExampleNoRedemptionYear03	346
5 Years	rr_ExpenseExampleNoRedemptionYear05	605
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,345
1 Year	rr_AverageAnnualReturnYear01	9.99%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	4.25%
Ivy Municipal Bond Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.29%
5 Years	rr_AverageAnnualReturnYear05	3.96%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Ivy Municipal Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.77%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	4.25%
Ivy Municipal Bond Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.64%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	5.36%
Ivy Municipal Bond Fund | Lipper General Municipal Debt Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.56%
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	4.36%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Ivy Municipal High Income Fund
Ivy Municipal High Income Fund
Objective
To seek to provide a high level of current income that is not subject to Federal income tax.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Municipal High Income Fund	Class A		Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Municipal High Income Fund		Class A	Class B	Class C	Class I	Class Y
Management Fees		0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.13%	0.18%	0.13%	0.22%	0.22%
Total Annual Fund Operating Expenses		0.90%	1.70%	1.65%	0.74%	0.99%
Fee Waiver and/or Expense Reimbursement	[1][2]	none	none	none	0.04%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.90%	1.70%	1.65%	0.70%	0.90%
[1]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses at 0.95% for Class A shares and 0.70% for Class I shares. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Municipal High Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	513	700	902	1,486
Class B Shares	573	836	1,023	1,796
Class C Shares	168	520	897	1,955
Class I Shares	72	231	406	914
Class Y Shares	92	303	535	1,202

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Municipal High Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	513	700	902	1,486
Class B Shares	173	536	923	1,796
Class C Shares	168	520	897	1,955
Class I Shares	72	231	406	914
Class Y Shares	92	303	535	1,202

Portfolio Turnover
The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
Ivy Municipal High Income Fund seeks to achieve its objective by investing, during normal circumstances, at least 80% of its net assets in a diversified portfolio of tax-exempt municipal bonds. Municipal bonds are obligations the interest on which is not includable in gross income for Federal income tax purposes, although a portion of such interest may be a tax preference item for purposes of the Federal alternative minimum tax (AMT) (Tax Preference Item).

The Fund typically invests in medium- and lower-quality bonds that include bonds rated BBB+ or lower by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality, including non-investment grade bonds, commonly called junk bonds, typically rated BB+ or lower by S&P or comparably rated by another NRSRO or, if unrated, determined by IICO to be of comparable quality. IICO’s view on interest rates largely determines the desired duration of the Fund’s holdings and how to structure the portfolio to achieve a duration target. In current market conditions, the Fund invests substantially in municipal bonds with remaining maturities of 10 to 30 years.

The Fund may invest in higher-quality municipal bonds at times when yield spreads are narrow and IICO believes that the higher yields do not justify the increased risk, and/or when, in the opinion of IICO, there is a lack of medium- and lower-quality securities in which to invest.

IICO typically conducts a macro-economic analysis in conjunction with its security selection, and it may look at a number of factors in selecting individual securities for the Fund’s portfolio. These include the security’s current coupon, the maturity, relative value and market yield of the security, the creditworthiness of the particular issuer or of the private company involved, the sector in which the security is identified, the structure of the security, including whether it has a call feature, and the state in which the security is issued.

The Fund primarily invests in revenue bonds: revenue bonds are payable only from specific sources, such as the revenue from a particular project, a special tax, lease payments and/or appropriated funds. Revenue bonds include certain private activity bonds (PABs), which finance privately operated facilities. Revenue bonds also include housing bonds that finance pools of single-family home mortgages and student loan bonds that finance pools of student loans, as well as bonds that finance charter schools. Revenue bonds also include tobacco bonds that are issued by state-created special purpose entities as a means to securitize a state’s share of annual tobacco settlement revenues.

The Fund may invest significantly in PABs in general, in revenue bonds payable from revenues derived from similar projects, such as those in the health care and life care sectors, and in municipal bonds of issuers located in the same geographic area.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desired investment for the Fund, including consideration of the security’s current credit quality. As well, IICO may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Alternative Minimum Tax Risk. The Fund may invest in municipal bonds the interest on which (and, therefore, Fund dividends attributable to such interest) is a Tax Preference Item. If a Fund shareholder’s AMT liability increased as a result of such dividends, that would reduce the Fund’s after-tax return to the shareholder.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAV’s of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets, including the municipal bond market, and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Political, Legislative or Regulatory Risk. The municipal securities market generally or certain municipal securities in particular may be significantly affected by adverse political, legislative or regulatory changes or litigation at the Federal or state level.
  Reinvestment Risk. A decline in interest rates may cause issuers to pay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.
  Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
  Taxability Risk. The Fund relies on the opinion of the issuer’s bond counsel that the interest paid on the issuer’s securities will not be subject to Federal income tax. However, after the Fund buys a security issued as tax-exempt, the Internal Revenue Service (IRS) may determine that interest on the security should, in fact, be taxable, in which event the dividends the Fund pays with respect to that interest would be subject to Federal income tax.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. The performance information shown below prior to May 18, 2009 is the performance of the Class Y shares of Waddell & Reed Advisors Municipal High Income Fund (“predecessor fund”), which reorganized as the Class I shares of Ivy Municipal High Income Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses than the predecessor fund. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Municipal High Income Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class I shares, which reflect the returns of Class Y shares of the predecessor fund for certain time periods. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 12.98% (the third quarter of 2009) and the lowest quarterly return was -14.05% (the fourth quarter of 2008). The Class I return for the year through June 30, 2012 was 7.12%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Municipal High Income Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class I	10.80%	5.26%	5.87%
Class I Return After Taxes on Distributions	10.80%	4.32%	5.21%
Class I Return After Taxes on Distributions and Sale of Fund Shares	8.92%	4.40%	5.22%
Class A	5.89%			11.06%	May 18, 2009
Class B	5.71%			11.03%	May 18, 2009
Class C	9.78%			12.01%	May 18, 2009
Class Y	10.63%			12.42%	May 18, 2009
Barclays Municipal High Yield Index (reflects no deduction for fees, expenses or taxes)	9.25%	2.20%	5.52%
Lipper High Yield Municipal Debt Funds Universe Average (net of fees and expenses)	9.93%	1.55%	4.13%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Municipal High Income Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide a high level of current income that is not subject to Federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Municipal High Income Fund seeks to achieve its objective by investing, during normal circumstances, at least 80% of its net assets in a diversified portfolio of tax-exempt municipal bonds. Municipal bonds are obligations the interest on which is not includable in gross income for Federal income tax purposes, although a portion of such interest may be a tax preference item for purposes of the Federal alternative minimum tax (AMT) (Tax Preference Item).

The Fund typically invests in medium- and lower-quality bonds that include bonds rated BBB+ or lower by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality, including non-investment grade bonds, commonly called junk bonds, typically rated BB+ or lower by S&P or comparably rated by another NRSRO or, if unrated, determined by IICO to be of comparable quality. IICO’s view on interest rates largely determines the desired duration of the Fund’s holdings and how to structure the portfolio to achieve a duration target. In current market conditions, the Fund invests substantially in municipal bonds with remaining maturities of 10 to 30 years.

The Fund may invest in higher-quality municipal bonds at times when yield spreads are narrow and IICO believes that the higher yields do not justify the increased risk, and/or when, in the opinion of IICO, there is a lack of medium- and lower-quality securities in which to invest.

IICO typically conducts a macro-economic analysis in conjunction with its security selection, and it may look at a number of factors in selecting individual securities for the Fund’s portfolio. These include the security’s current coupon, the maturity, relative value and market yield of the security, the creditworthiness of the particular issuer or of the private company involved, the sector in which the security is identified, the structure of the security, including whether it has a call feature, and the state in which the security is issued.

The Fund primarily invests in revenue bonds: revenue bonds are payable only from specific sources, such as the revenue from a particular project, a special tax, lease payments and/or appropriated funds. Revenue bonds include certain private activity bonds (PABs), which finance privately operated facilities. Revenue bonds also include housing bonds that finance pools of single-family home mortgages and student loan bonds that finance pools of student loans, as well as bonds that finance charter schools. Revenue bonds also include tobacco bonds that are issued by state-created special purpose entities as a means to securitize a state’s share of annual tobacco settlement revenues.

The Fund may invest significantly in PABs in general, in revenue bonds payable from revenues derived from similar projects, such as those in the health care and life care sectors, and in municipal bonds of issuers located in the same geographic area.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desired investment for the Fund, including consideration of the security’s current credit quality. As well, IICO may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Alternative Minimum Tax Risk. The Fund may invest in municipal bonds the interest on which (and, therefore, Fund dividends attributable to such interest) is a Tax Preference Item. If a Fund shareholder’s AMT liability increased as a result of such dividends, that would reduce the Fund’s after-tax return to the shareholder.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAV’s of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets, including the municipal bond market, and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Political, Legislative or Regulatory Risk. The municipal securities market generally or certain municipal securities in particular may be significantly affected by adverse political, legislative or regulatory changes or litigation at the Federal or state level.
  Reinvestment Risk. A decline in interest rates may cause issuers to pay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.
  Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
  Taxability Risk. The Fund relies on the opinion of the issuer’s bond counsel that the interest paid on the issuer’s securities will not be subject to Federal income tax. However, after the Fund buys a security issued as tax-exempt, the Internal Revenue Service (IRS) may determine that interest on the security should, in fact, be taxable, in which event the dividends the Fund pays with respect to that interest would be subject to Federal income tax.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. The performance information shown below prior to May 18, 2009 is the performance of the Class Y shares of Waddell & Reed Advisors Municipal High Income Fund (“predecessor fund”), which reorganized as the Class I shares of Ivy Municipal High Income Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses than the predecessor fund. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Municipal High Income Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class I shares, which reflect the returns of Class Y shares of the predecessor fund for certain time periods. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 12.98% (the third quarter of 2009) and the lowest quarterly return was -14.05% (the fourth quarter of 2008). The Class I return for the year through June 30, 2012 was 7.12%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares, which reflect the returns of Class Y shares of the predecessor fund for certain time periods. After-tax returns for other Classes may vary.
Ivy Municipal High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	513
3 Years	rr_ExpenseExampleYear03	700
5 Years	rr_ExpenseExampleYear05	902
10 Years	rr_ExpenseExampleYear10	1,486
1 Year	rr_ExpenseExampleNoRedemptionYear01	513
3 Years	rr_ExpenseExampleNoRedemptionYear03	700
5 Years	rr_ExpenseExampleNoRedemptionYear05	902
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,486
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	11.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
Ivy Municipal High Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.70%
1 Year	rr_ExpenseExampleYear01	573
3 Years	rr_ExpenseExampleYear03	836
5 Years	rr_ExpenseExampleYear05	1,023
10 Years	rr_ExpenseExampleYear10	1,796
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	536
5 Years	rr_ExpenseExampleNoRedemptionYear05	923
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,796
1 Year	rr_AverageAnnualReturnYear01	5.71%
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	11.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
Ivy Municipal High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
1 Year	rr_ExpenseExampleYear01	168
3 Years	rr_ExpenseExampleYear03	520
5 Years	rr_ExpenseExampleYear05	897
10 Years	rr_ExpenseExampleYear10	1,955
1 Year	rr_ExpenseExampleNoRedemptionYear01	168
3 Years	rr_ExpenseExampleNoRedemptionYear03	520
5 Years	rr_ExpenseExampleNoRedemptionYear05	897
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955
1 Year	rr_AverageAnnualReturnYear01	9.78%
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	12.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
Ivy Municipal High Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	231
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	914
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	231
5 Years	rr_ExpenseExampleNoRedemptionYear05	406
10 Years	rr_ExpenseExampleNoRedemptionYear10	914
2002	rr_AnnualReturn2002	5.88%
2003	rr_AnnualReturn2003	5.28%
2004	rr_AnnualReturn2004	6.88%
2005	rr_AnnualReturn2005	7.33%
2006	rr_AnnualReturn2006	7.10%
2007	rr_AnnualReturn2007	0.09%
2008	rr_AnnualReturn2008	(17.86%)
2009	rr_AnnualReturn2009	32.62%
2010	rr_AnnualReturn2010	6.96%
2011	rr_AnnualReturn2011	10.80%
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.05%)
1 Year	rr_AverageAnnualReturnYear01	10.80%
5 Years	rr_AverageAnnualReturnYear05	5.26%
10 Years	rr_AverageAnnualReturnYear10	5.87%
Ivy Municipal High Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	535
10 Years	rr_ExpenseExampleYear10	1,202
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	303
5 Years	rr_ExpenseExampleNoRedemptionYear05	535
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,202
1 Year	rr_AverageAnnualReturnYear01	10.63%
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	12.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
Ivy Municipal High Income Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.80%
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	5.21%
Ivy Municipal High Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.92%
5 Years	rr_AverageAnnualReturnYear05	4.40%
10 Years	rr_AverageAnnualReturnYear10	5.22%
Ivy Municipal High Income Fund | Barclays Municipal High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.25%
5 Years	rr_AverageAnnualReturnYear05	2.20%
10 Years	rr_AverageAnnualReturnYear10	5.52%
Ivy Municipal High Income Fund | Lipper High Yield Municipal Debt Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.93%
5 Years	rr_AverageAnnualReturnYear05	1.55%
10 Years	rr_AverageAnnualReturnYear10	4.13%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses at 0.95% for Class A shares and 0.70% for Class I shares. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[3]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Ivy Cundill Global Value Fund
Ivy Cundill Global Value Fund
Objective
To seek to provide capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Cundill Global Value Fund (USD $)	Class A		Class B		Class C		Class E	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none
Maximum Annual Maintenance Fee	none		none		none		20	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Cundill Global Value Fund		Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	none	0.25%
Other Expenses		0.61%	0.81%	0.42%	1.11%	0.27%	0.29%
Total Annual Fund Operating Expenses		1.86%	2.81%	2.42%	2.36%	1.27%	1.54%
Fee Waiver and/or Expense Reimbursement	[1][2]	none	none	none	0.77%	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.86%	2.81%	2.42%	1.59%	1.27%	1.54%
[1]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class A shares at 1.90% and Class E shares at 1.59%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Cundill Global Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	753	1,126	1,523	2,629
Class B Shares	684	1,171	1,584	2,911
Class C Shares	245	755	1,291	2,756
Class E Shares	747	1,235	1,774	3,240
Class I Shares	129	403	697	1,534
Class Y Shares	157	486	839	1,834

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Cundill Global Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	753	1,126	1,523	2,629
Class B Shares	284	871	1,484	2,911
Class C Shares	245	755	1,291	2,756
Class E Shares	747	1,235	1,774	3,240
Class I Shares	129	403	697	1,534
Class Y Shares	157	486	839	1,834

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies
Ivy Cundill Global Value Fund invests primarily in equity securities of issuers located throughout the world, including emerging market countries, which Mackenzie Financial Corporation (Mackenzie), the Fund’s investment subadviser, believes are trading below their estimated “intrinsic value.” Mackenzie’s Cundill investment team is responsible for the management of the Fund using investment management techniques developed by the late Peter Cundill and based on analytical techniques originally developed by Benjamin Graham. The Fund may invest in issuers located in any country, in a company of any size and in issuers of any industry. The Fund typically invests in equity securities, but Mackenzie looks at all levels of the capital structure to find what it believes is the best value. The Fund may invest up to 20% of its total assets in “distressed debt,” which are fixed income non-investment grade securities of distressed issuers. The Fund typically holds a small number of stocks (generally 20 to 50).

“Intrinsic value” is the perceived realizable market value, determined through Mackenzie’s analysis of the companies’ financial statements (and includes factors such as financial capacity on the balance sheet, earnings, cash flows, dividends, business prospects, management capabilities and other catalysts for potentially increasing shareholder value). Mackenzie utilizes a bottom-up, fundamental research driven approach in its selection of securities for the Fund and maintains a global focus with no index, sector, or country allocation constraints.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will also have an indirect exposure to additional foreign markets through investments in these companies.

A security is typically sold when Mackenzie determines that its target value has been reached, or when a security’s price declines to the point that the investment has become unattractive. As well, Mackenzie may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Holdings Risk. The Fund tends to be invested in a small number of stocks (generally 20 to 50), and the Fund’s portfolio managers also tend to invest a significant portion of the Fund’s total assets in a limited number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities or if the Fund’s portfolio managers invested a greater portion of the Fund’s total assets in a larger number of stocks.
  Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Management Risk. Fund performance is primarily dependent on Mackenzie’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of Mackenzie, undervalued. The value of a security believed by Mackenzie to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 19.30% (the second quarter of 2009) and the lowest quarterly return was -19.75% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 5.02%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Cundill Global Value Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	(22.10%)	(5.47%)	3.17%
Class A Return After Taxes on Distributions	(22.11%)	(5.86%)	2.73%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(14.35%)	(4.52%)	2.77%
Class B	(21.38%)	(5.39%)	2.91%
Class C	(17.88%)	(4.92%)	3.11%
Class E	(21.90%)			(6.55%)	Apr 2, 2007
Class I	(16.87%)			(4.77%)	Apr 2, 2007
Class Y	(16.81%)	(3.76%)		4.67%	Jul 24, 2003
MSCI World Index (reflects no deduction for fees, expenses or taxes)	(5.54%)	(2.37%)	3.62%
Lipper Global Multi-Cap Value Funds Universe Average (net of fees and expenses)	(9.03%)	(1.12%)	5.57%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Cundill Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Cundill Global Value Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Cundill Global Value Fund invests primarily in equity securities of issuers located throughout the world, including emerging market countries, which Mackenzie Financial Corporation (Mackenzie), the Fund’s investment subadviser, believes are trading below their estimated “intrinsic value.” Mackenzie’s Cundill investment team is responsible for the management of the Fund using investment management techniques developed by the late Peter Cundill and based on analytical techniques originally developed by Benjamin Graham. The Fund may invest in issuers located in any country, in a company of any size and in issuers of any industry. The Fund typically invests in equity securities, but Mackenzie looks at all levels of the capital structure to find what it believes is the best value. The Fund may invest up to 20% of its total assets in “distressed debt,” which are fixed income non-investment grade securities of distressed issuers. The Fund typically holds a small number of stocks (generally 20 to 50).

“Intrinsic value” is the perceived realizable market value, determined through Mackenzie’s analysis of the companies’ financial statements (and includes factors such as financial capacity on the balance sheet, earnings, cash flows, dividends, business prospects, management capabilities and other catalysts for potentially increasing shareholder value). Mackenzie utilizes a bottom-up, fundamental research driven approach in its selection of securities for the Fund and maintains a global focus with no index, sector, or country allocation constraints.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will also have an indirect exposure to additional foreign markets through investments in these companies.

		A security is typically sold when Mackenzie determines that its target value has been reached, or when a security’s price declines to the point that the investment has become unattractive. As well, Mackenzie may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Holdings Risk. The Fund tends to be invested in a small number of stocks (generally 20 to 50), and the Fund’s portfolio managers also tend to invest a significant portion of the Fund’s total assets in a limited number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities or if the Fund’s portfolio managers invested a greater portion of the Fund’s total assets in a larger number of stocks.
  Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Management Risk. Fund performance is primarily dependent on Mackenzie’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of Mackenzie, undervalued. The value of a security believed by Mackenzie to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 19.30% (the second quarter of 2009) and the lowest quarterly return was -19.75% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 5.02%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Cundill Global Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.86%
1 Year	rr_ExpenseExampleYear01	753
3 Years	rr_ExpenseExampleYear03	1,126
5 Years	rr_ExpenseExampleYear05	1,523
10 Years	rr_ExpenseExampleYear10	2,629
1 Year	rr_ExpenseExampleNoRedemptionYear01	753
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,126
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,523
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,629
2002	rr_AnnualReturn2002	(12.17%)
2003	rr_AnnualReturn2003	36.43%
2004	rr_AnnualReturn2004	18.06%
2005	rr_AnnualReturn2005	16.40%
2006	rr_AnnualReturn2006	9.92%
2007	rr_AnnualReturn2007	(0.06%)
2008	rr_AnnualReturn2008	(32.58%)
2009	rr_AnnualReturn2009	29.65%
2010	rr_AnnualReturn2010	10.93%
2011	rr_AnnualReturn2011	(17.35%)
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.75%)
1 Year	rr_AverageAnnualReturnYear01	(22.10%)
5 Years	rr_AverageAnnualReturnYear05	(5.47%)
Life of Class	rr_AverageAnnualReturnYear10	3.17%
Ivy Cundill Global Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.81%
1 Year	rr_ExpenseExampleYear01	684
3 Years	rr_ExpenseExampleYear03	1,171
5 Years	rr_ExpenseExampleYear05	1,584
10 Years	rr_ExpenseExampleYear10	2,911
1 Year	rr_ExpenseExampleNoRedemptionYear01	284
3 Years	rr_ExpenseExampleNoRedemptionYear03	871
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,484
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,911
1 Year	rr_AverageAnnualReturnYear01	(21.38%)
5 Years	rr_AverageAnnualReturnYear05	(5.39%)
Life of Class	rr_AverageAnnualReturnYear10	2.91%
Ivy Cundill Global Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.42%
1 Year	rr_ExpenseExampleYear01	245
3 Years	rr_ExpenseExampleYear03	755
5 Years	rr_ExpenseExampleYear05	1,291
10 Years	rr_ExpenseExampleYear10	2,756
1 Year	rr_ExpenseExampleNoRedemptionYear01	245
3 Years	rr_ExpenseExampleNoRedemptionYear03	755
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,291
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,756
1 Year	rr_AverageAnnualReturnYear01	(17.88%)
5 Years	rr_AverageAnnualReturnYear05	(4.92%)
Life of Class	rr_AverageAnnualReturnYear10	3.11%
Ivy Cundill Global Value Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.77%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	747
3 Years	rr_ExpenseExampleYear03	1,235
5 Years	rr_ExpenseExampleYear05	1,774
10 Years	rr_ExpenseExampleYear10	3,240
1 Year	rr_ExpenseExampleNoRedemptionYear01	747
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,235
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,774
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,240
1 Year	rr_AverageAnnualReturnYear01	(21.90%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	(6.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Cundill Global Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.27%
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,534
1 Year	rr_ExpenseExampleNoRedemptionYear01	129
3 Years	rr_ExpenseExampleNoRedemptionYear03	403
5 Years	rr_ExpenseExampleNoRedemptionYear05	697
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,534
1 Year	rr_AverageAnnualReturnYear01	(16.87%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	(4.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Cundill Global Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.54%
1 Year	rr_ExpenseExampleYear01	157
3 Years	rr_ExpenseExampleYear03	486
5 Years	rr_ExpenseExampleYear05	839
10 Years	rr_ExpenseExampleYear10	1,834
1 Year	rr_ExpenseExampleNoRedemptionYear01	157
3 Years	rr_ExpenseExampleNoRedemptionYear03	486
5 Years	rr_ExpenseExampleNoRedemptionYear05	839
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,834
1 Year	rr_AverageAnnualReturnYear01	(16.81%)
5 Years	rr_AverageAnnualReturnYear05	(3.76%)
Life of Class	rr_AverageAnnualReturnSinceInception	4.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2003
Ivy Cundill Global Value Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(22.11%)
5 Years	rr_AverageAnnualReturnYear05	(5.86%)
Life of Class	rr_AverageAnnualReturnYear10	2.73%
Ivy Cundill Global Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.35%)
5 Years	rr_AverageAnnualReturnYear05	(4.52%)
Life of Class	rr_AverageAnnualReturnYear10	2.77%
Ivy Cundill Global Value Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Years	rr_AverageAnnualReturnYear05	(2.37%)
Life of Class	rr_AverageAnnualReturnYear10	3.62%
Ivy Cundill Global Value Fund | Lipper Global Multi-Cap Value Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.03%)
5 Years	rr_AverageAnnualReturnYear05	(1.12%)
Life of Class	rr_AverageAnnualReturnYear10	5.57%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class A shares at 1.90% and Class E shares at 1.59%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[3]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Ivy European Opportunities Fund
Ivy European Opportunities Fund
Objective
To seek to provide growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy European Opportunities Fund	Class A		Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy European Opportunities Fund		Class A	Class B	Class C	Class I	Class Y
Management Fees		0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.69%	0.94%	0.57%	0.29%	0.30%
Total Annual Fund Operating Expenses		1.84%	2.84%	2.47%	1.19%	1.45%
Fee Waiver and/or Expense Reimbursement	[1]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.84%	2.84%	2.47%	1.19%	1.45%
[1]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy European Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	751	1,120	1,513	2,609
Class B Shares	687	1,180	1,599	2,928
Class C Shares	250	770	1,316	2,806
Class I Shares	121	378	654	1,443
Class Y Shares	148	459	792	1,735

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy European Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	751	1,120	1,513	2,609
Class B Shares	287	880	1,499	2,928
Class C Shares	250	770	1,316	2,806
Class I Shares	121	378	654	1,443
Class Y Shares	148	459	792	1,735

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies
Ivy European Opportunities Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of European companies of any size, which may include: large European companies, European companies of any size that provide growth opportunities, small-capitalization companies in the more developed markets of Europe, and companies operating in Europe’s emerging markets.

Ivy Investment Management Company (IICO), the Fund’s investment manager, primarily uses a “bottom-up” investment approach, by focusing on what it believes are the best investment opportunities, regardless of market capitalization. Company selection is generally based on an analysis of a wide range of fundamental factors, including: valuation, earnings growth, increased cash generation, strong balance sheet, competitive advantage, sustainable growth rate, companies with increasing emerging market exposure, as well as factors such as market position, strategic outlook and management strength. Country and sector allocation decisions are driven by the company selection process. IICO also may utilize a top-down approach in an effort to identify European companies with exposure to emerging markets.

Generally, in determining whether to sell a security, IICO chooses to do so when it believes that the security’s valuation has exceeded its target, or IICO loses confidence in the management of the company, or when the security fails to meet earnings growth expectations. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Regional Focus Risk. Focusing on a single geographic region involves increased currency, political, regulatory and other risks. To the extent the Fund concentrates its investments in a particular region, market swings in that region will have a greater effect on Fund performance than they would in a more geographically diversified equity fund.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 25.63% (the second quarter of 2003) and the lowest quarterly return was -23.55% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 6.41%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy European Opportunities Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	(20.36%)	(8.24%)	6.54%
Class A Return After Taxes on Distributions	(20.40%)	(8.98%)	6.08%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(13.17%)	(6.61%)	5.91%
Class B	(19.66%)	(8.13%)	6.23%
Class C	(16.06%)	(7.73%)	6.39%
Class I	(14.99%)			(7.84%)	Apr 2, 2007
Class Y	(15.20%)	(6.81%)		7.76%	Jul 24, 2003
MSCI Europe Index (reflects no deduction for fees, expenses or taxes)	(11.06%)	(5.20%)	4.35%
Lipper European Region Funds Universe Average (net of fees and expenses)	(13.15%)	(5.51%)	5.36%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy European Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy European Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy European Opportunities Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of European companies of any size, which may include: large European companies, European companies of any size that provide growth opportunities, small-capitalization companies in the more developed markets of Europe, and companies operating in Europe’s emerging markets.

Ivy Investment Management Company (IICO), the Fund’s investment manager, primarily uses a “bottom-up” investment approach, by focusing on what it believes are the best investment opportunities, regardless of market capitalization. Company selection is generally based on an analysis of a wide range of fundamental factors, including: valuation, earnings growth, increased cash generation, strong balance sheet, competitive advantage, sustainable growth rate, companies with increasing emerging market exposure, as well as factors such as market position, strategic outlook and management strength. Country and sector allocation decisions are driven by the company selection process. IICO also may utilize a top-down approach in an effort to identify European companies with exposure to emerging markets.

		Generally, in determining whether to sell a security, IICO chooses to do so when it believes that the security’s valuation has exceeded its target, or IICO loses confidence in the management of the company, or when the security fails to meet earnings growth expectations. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Regional Focus Risk. Focusing on a single geographic region involves increased currency, political, regulatory and other risks. To the extent the Fund concentrates its investments in a particular region, market swings in that region will have a greater effect on Fund performance than they would in a more geographically diversified equity fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 25.63% (the second quarter of 2003) and the lowest quarterly return was -23.55% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 6.41%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy European Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.84%
1 Year	rr_ExpenseExampleYear01	751
3 Years	rr_ExpenseExampleYear03	1,120
5 Years	rr_ExpenseExampleYear05	1,513
10 Years	rr_ExpenseExampleYear10	2,609
1 Year	rr_ExpenseExampleNoRedemptionYear01	751
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,120
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,513
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,609
2002	rr_AnnualReturn2002	(3.30%)
2003	rr_AnnualReturn2003	51.02%
2004	rr_AnnualReturn2004	36.28%
2005	rr_AnnualReturn2005	10.49%
2006	rr_AnnualReturn2006	31.74%
2007	rr_AnnualReturn2007	11.31%
2008	rr_AnnualReturn2008	(48.13%)
2009	rr_AnnualReturn2009	27.97%
2010	rr_AnnualReturn2010	10.59%
2011	rr_AnnualReturn2011	(15.50%)
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.55%)
1 Year	rr_AverageAnnualReturnYear01	(20.36%)
5 Years	rr_AverageAnnualReturnYear05	(8.24%)
10 Years	rr_AverageAnnualReturnYear10	6.54%
Ivy European Opportunities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.84%
1 Year	rr_ExpenseExampleYear01	687
3 Years	rr_ExpenseExampleYear03	1,180
5 Years	rr_ExpenseExampleYear05	1,599
10 Years	rr_ExpenseExampleYear10	2,928
1 Year	rr_ExpenseExampleNoRedemptionYear01	287
3 Years	rr_ExpenseExampleNoRedemptionYear03	880
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,499
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,928
1 Year	rr_AverageAnnualReturnYear01	(19.66%)
5 Years	rr_AverageAnnualReturnYear05	(8.13%)
10 Years	rr_AverageAnnualReturnYear10	6.23%
Ivy European Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.47%
1 Year	rr_ExpenseExampleYear01	250
3 Years	rr_ExpenseExampleYear03	770
5 Years	rr_ExpenseExampleYear05	1,316
10 Years	rr_ExpenseExampleYear10	2,806
1 Year	rr_ExpenseExampleNoRedemptionYear01	250
3 Years	rr_ExpenseExampleNoRedemptionYear03	770
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,316
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,806
1 Year	rr_AverageAnnualReturnYear01	(16.06%)
5 Years	rr_AverageAnnualReturnYear05	(7.73%)
10 Years	rr_AverageAnnualReturnYear10	6.39%
Ivy European Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	1,443
1 Year	rr_ExpenseExampleNoRedemptionYear01	121
3 Years	rr_ExpenseExampleNoRedemptionYear03	378
5 Years	rr_ExpenseExampleNoRedemptionYear05	654
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,443
1 Year	rr_AverageAnnualReturnYear01	(14.99%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	(7.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy European Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	459
5 Years	rr_ExpenseExampleYear05	792
10 Years	rr_ExpenseExampleYear10	1,735
1 Year	rr_ExpenseExampleNoRedemptionYear01	148
3 Years	rr_ExpenseExampleNoRedemptionYear03	459
5 Years	rr_ExpenseExampleNoRedemptionYear05	792
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,735
1 Year	rr_AverageAnnualReturnYear01	(15.20%)
5 Years	rr_AverageAnnualReturnYear05	(6.81%)
Life of Class	rr_AverageAnnualReturnSinceInception	7.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2003
Ivy European Opportunities Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.40%)
5 Years	rr_AverageAnnualReturnYear05	(8.98%)
10 Years	rr_AverageAnnualReturnYear10	6.08%
Ivy European Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.17%)
5 Years	rr_AverageAnnualReturnYear05	(6.61%)
10 Years	rr_AverageAnnualReturnYear10	5.91%
Ivy European Opportunities Fund | MSCI Europe Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.06%)
5 Years	rr_AverageAnnualReturnYear05	(5.20%)
10 Years	rr_AverageAnnualReturnYear10	4.35%
Ivy European Opportunities Fund | Lipper European Region Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.15%)
5 Years	rr_AverageAnnualReturnYear05	(5.51%)
10 Years	rr_AverageAnnualReturnYear10	5.36%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Ivy Global Equity Income Fund
Ivy Global Equity Income Fund
Objective
To seek to provide total return through a combination of current income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Global Equity Income Fund	Class A		Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Global Equity Income Fund		Class A	Class B	Class C	Class I	Class Y
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses	[1]	0.84%	0.97%	0.73%	0.76%	0.76%
Total Annual Fund Operating Expenses		1.79%	2.67%	2.43%	1.46%	1.71%
Fee Waiver and/or Expense Reimbursement	[2]	0.49%	0.50%	0.47%	0.52%	0.52%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.30%	2.17%	1.96%	0.94%	1.19%
[1]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.
[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for the Fund's Class A shares at 1.30%, Class B shares at 2.17%, Class C shares at 1.96%, Class I shares at 0.94% and Class Y shares at 1.19%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Global Equity Income Fund (USD $)	1 Year	3 Years
Class A Shares	699	1,060
Class B Shares	620	1,081
Class C Shares	199	712
Class I Shares	96	410
Class Y Shares	121	487

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Global Equity Income Fund (USD $)	1 Year	3 Years
Class A Shares	699	1,060
Class B Shares	220	781
Class C Shares	199	712
Class I Shares	96	410
Class Y Shares	121	487

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund did not exist at March 31, 2012, the most recent fiscal year end, and therefore, the Fund’s portfolio turnover rate during the most recent fiscal year end is not available.
Principal Investment Strategies
Ivy Global Equity Income Fund invests principally in equity securities issued by companies located largely in developed markets, of any size, that IICO believes will be able to generate a reasonable level of current income for investors given current market conditions and that demonstrate favorable prospects for total return. The Fund focuses on companies that IICO believes have the ability to maintain and/or grow their dividends while providing capital appreciation over the long-term. In an attempt to enhance return, the Fund also may invest, to a lesser extent, in companies not currently paying dividends to shareholders, or companies in countries with new or comparatively undeveloped and emerging economies.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. For this purpose, such equity securities consist primarily of dividend-paying common stocks across the globe. The Fund also may invest in preferred stock, convertible securities, or other instruments whose price is linked to the value of common stock. The Fund may invest in U.S. and non-U.S issuers. Although the Fund invests primarily in large cap companies (typically companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in companies of any size.

In selecting securities for the Fund, IICO combines a top-down, macro thematic approach with a bottom-up stock selection process, and uses a combination of country analysis, industry dynamics, and individual stock selection in comprising the portfolio. It seeks to determine the most appropriate sectors and geographies to benefit from top-down themes and generally seeks to find what it feels are reasonably-valued, dividend-paying companies with growth prospects, a sound balance sheet and steady cash flow generation. IICO also considers several other factors, which typically include the company’s history of fundamentals; management proficiency; competitive environment; and relative valuation.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will also have an indirect exposure to additional foreign markets through investments in these companies.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security no longer offers attractive current income prospects or significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer’s country. IICO may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company. In addition, the amount of any dividend paid may fluctuate significantly.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAV’s of many mutual funds. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

Performance
The Fund has not been in operation for a full calendar year; and, therefore, it does not have performance information to include in a bar chart or performance table.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Global Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund did not exist at March 31, 2012, the most recent fiscal year end, and therefore, the Fund’s portfolio turnover rate during the most recent fiscal year end is not available.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Global Equity Income Fund invests principally in equity securities issued by companies located largely in developed markets, of any size, that IICO believes will be able to generate a reasonable level of current income for investors given current market conditions and that demonstrate favorable prospects for total return. The Fund focuses on companies that IICO believes have the ability to maintain and/or grow their dividends while providing capital appreciation over the long-term. In an attempt to enhance return, the Fund also may invest, to a lesser extent, in companies not currently paying dividends to shareholders, or companies in countries with new or comparatively undeveloped and emerging economies.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. For this purpose, such equity securities consist primarily of dividend-paying common stocks across the globe. The Fund also may invest in preferred stock, convertible securities, or other instruments whose price is linked to the value of common stock. The Fund may invest in U.S. and non-U.S issuers. Although the Fund invests primarily in large cap companies (typically companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in companies of any size.

In selecting securities for the Fund, IICO combines a top-down, macro thematic approach with a bottom-up stock selection process, and uses a combination of country analysis, industry dynamics, and individual stock selection in comprising the portfolio. It seeks to determine the most appropriate sectors and geographies to benefit from top-down themes and generally seeks to find what it feels are reasonably-valued, dividend-paying companies with growth prospects, a sound balance sheet and steady cash flow generation. IICO also considers several other factors, which typically include the company’s history of fundamentals; management proficiency; competitive environment; and relative valuation.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will also have an indirect exposure to additional foreign markets through investments in these companies.

		Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security no longer offers attractive current income prospects or significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer’s country. IICO may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company. In addition, the amount of any dividend paid may fluctuate significantly.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAV’s of many mutual funds. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not been in operation for a full calendar year; and, therefore, it does not have performance information to include in a bar chart or performance table.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not been in operation for a full calendar year; and, therefore, it does not have performance information to include in a bar chart or performance table.
Ivy Global Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.49%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	699
3 Years	rr_ExpenseExampleYear03	1,060
1 Year	rr_ExpenseExampleNoRedemptionYear01	699
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,060
Ivy Global Equity Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.97%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.50%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.17%
1 Year	rr_ExpenseExampleYear01	620
3 Years	rr_ExpenseExampleYear03	1,081
1 Year	rr_ExpenseExampleNoRedemptionYear01	220
3 Years	rr_ExpenseExampleNoRedemptionYear03	781
Ivy Global Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.47%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.96%
1 Year	rr_ExpenseExampleYear01	199
3 Years	rr_ExpenseExampleYear03	712
1 Year	rr_ExpenseExampleNoRedemptionYear01	199
3 Years	rr_ExpenseExampleNoRedemptionYear03	712
Ivy Global Equity Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.52%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	410
1 Year	rr_ExpenseExampleNoRedemptionYear01	96
3 Years	rr_ExpenseExampleNoRedemptionYear03	410
Ivy Global Equity Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.52%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	487
1 Year	rr_ExpenseExampleNoRedemptionYear01	121
3 Years	rr_ExpenseExampleNoRedemptionYear03	487

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.
[3]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for the Fund's Class A shares at 1.30%, Class B shares at 2.17%, Class C shares at 1.96%, Class I shares at 0.94% and Class Y shares at 1.19%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

Ivy Global Income Allocation Fund
Ivy Global Income Allocation Fund (formerly Ivy International Balanced Fund)
Objective
To seek to provide total return through a combination of current income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Global Income Allocation Fund (USD $)	Class A		Class B		Class C		Class E	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none
Maximum Annual Maintenance Fee	none		none		none		20	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Global Income Allocation Fund		Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	none	0.25%
Other Expenses		0.49%	0.71%	0.40%	0.95%	0.29%	0.31%
Total Annual Fund Operating Expenses		1.44%	2.41%	2.10%	1.90%	0.99%	1.26%
Fee Waiver and/or Expense Reimbursement	[1]	0.09%	0.11%	0.08%	0.57%	0.08%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.35%	2.30%	2.02%	1.33%	0.91%	1.17%
[1]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class A shares at 1.35%, Class B shares at 2.30%, Class C shares at 2.02%, Class E shares at 1.33%, Class I shares at 0.91% and Class Y shares at 1.17%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Global Income Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	705	996	1,309	2,193
Class B Shares	633	1,041	1,376	2,497
Class C Shares	205	650	1,122	2,425
Class E Shares	723	1,146	1,593	2,826
Class I Shares	93	307	539	1,206
Class Y Shares	119	391	683	1,515

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Global Income Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	705	996	1,309	2,193
Class B Shares	233	741	1,276	2,497
Class C Shares	205	650	1,122	2,425
Class E Shares	723	1,146	1,593	2,826
Class I Shares	93	307	539	1,206
Class Y Shares	119	391	683	1,515

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Principal Investment Strategies
Ivy Global Income Allocation Fund invests principally in equity and debt securities issued by companies and governments of any size, that IICO believes will be able to generate a reasonable level of current income for investors given current market conditions and that demonstrate favorable prospects for total return.

Under normal market conditions, the Fund invests primarily in income-producing securities across the globe. The Fund may invest in U.S. and non-U.S. issuers. In an attempt to enhance return, the Fund may also invest, to a lesser extent, in securities not currently providing income or companies and governments in countries with new or comparatively undeveloped and emerging economies.

The Fund ordinarily invests at least 35% of its total assets in equity investments. Regarding its equity investments, the Fund focuses on companies located largely in developed markets that IICO believes have the ability to maintain and/or grow their dividends while providing capital appreciation over the long term. Under normal market conditions, the Fund invests the equity portion of the Fund primarily in dividend-paying equity securities across the globe, mostly in dividend-paying common stocks. The Fund may also invest in preferred stock, convertible securities or other instruments whose price is linked to the value of common stock. Although the equity portion of the Fund typically has more exposure to large-cap companies, it may invest in companies of any size.

The Fund ordinarily invests at least 25% of its total assets in fixed income securities and may invest up to 35% of its total assets in non-investment grade (i.e. low-rated) debt securities. The Fund considers the risk and reward trade-off among equities, fixed-income and cash in an effort to maximize total return through a combination of current income and capital appreciation. The allocation among asset classes is determined through a balance between a top-down outlook for the global economy and relative valuation.

In selecting equity securities for the Fund, IICO combines a top-down, macro thematic approach with a bottom-up stock selection process, and uses a combination of country analysis, industry dynamics, and individual stock selection in comprising the equity portfolio. It seeks to determine the most appropriate sectors and geographies to benefit from top-down themes and generally seeks to find what it feels are reasonably-valued, dividend-paying companies with growth prospects, a sound balance sheet and steady cash flow generation. IICO also considers several other factors, which typically include the company’s history of fundamentals, management proficiency, competitive environment, and relative valuation. Debt securities are selected, after an analysis of interest rate, currency and economic conditions, based on IICO’s judgment as to which securities are more likely to perform well under those conditions. IICO also considers the credit quality, coupon, maturity, duration and issuer fundamentals of each security.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will also have an indirect exposure to additional foreign markets through investments in these companies.

Generally, in determining whether to sell an equity or a debt security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security no longer offers attractive current income prospects or significant growth potential, if it believes the leadership of the company or government has weakened, and/or there exists political or economic instability in the issuer’s country. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company. In addition, the amount of any dividend paid may fluctuate significantly.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAV’s of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus International Balanced Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Global Income Allocation Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance prior to December 8, 2003, has not been restated to reflect the estimated annual operating expenses of Ivy Global Income Allocation Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 19.24% (the second quarter of 2009) and the lowest quarterly return was -15.82% (the fourth quarter of 2008). The Class A return for the year through June 30, 2012 was 2.15%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Global Income Allocation Fund		1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A		(9.58%)	(0.91%)	6.72%
Class A Return After Taxes on Distributions		(10.47%)	(1.80%)	5.91%
Class A Return After Taxes on Distributions and Sale of Fund Shares		(5.37%)	(0.90%)	5.77%
Class B		(8.65%)	(0.88%)		4.88%	Dec 8, 2003
Class C		(4.75%)	(0.42%)		5.15%	Dec 8, 2003
Class E		(9.54%)			(1.39%)	Apr 2, 2007
Class I		(3.66%)			0.38%	Apr 2, 2007
Class Y		(3.88%)	0.44%		6.08%	Dec 8, 2003
J.P. Morgan Non-U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes)		5.91%	7.82%	8.65%
Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes)	[1]	5.55%	6.47%	7.26%
MSCI AC World ex U.S.A. Index (reflects no deduction for fees, expenses or taxes)		(13.71%)	(2.92%)	6.31%
MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	[2]	3.89%	(2.33%)
60% MSCI World High Dividend Yield Index/40% Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes)		4.96%	1.82%
Lipper Mixed-Asset Target Allocation Growth Funds Universe Average (net of fees and expenses)		(1.24%)	0.71%	3.81%
[1]	(The Fund's benchmark changed from J.P. Morgan Non-U.S. Government Bond Index, effective June 2012. IICO believes that the Barclays Multiverse Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests)
[2]	( The Fund's benchmark changed from MSCI AC World ex U.S.A. Index, effective June 2012. IICO believes that the MSCI World High Dividend Yield Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Global Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Global Income Allocation Fund (formerly Ivy International Balanced Fund)
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Global Income Allocation Fund invests principally in equity and debt securities issued by companies and governments of any size, that IICO believes will be able to generate a reasonable level of current income for investors given current market conditions and that demonstrate favorable prospects for total return.

Under normal market conditions, the Fund invests primarily in income-producing securities across the globe. The Fund may invest in U.S. and non-U.S. issuers. In an attempt to enhance return, the Fund may also invest, to a lesser extent, in securities not currently providing income or companies and governments in countries with new or comparatively undeveloped and emerging economies.

The Fund ordinarily invests at least 35% of its total assets in equity investments. Regarding its equity investments, the Fund focuses on companies located largely in developed markets that IICO believes have the ability to maintain and/or grow their dividends while providing capital appreciation over the long term. Under normal market conditions, the Fund invests the equity portion of the Fund primarily in dividend-paying equity securities across the globe, mostly in dividend-paying common stocks. The Fund may also invest in preferred stock, convertible securities or other instruments whose price is linked to the value of common stock. Although the equity portion of the Fund typically has more exposure to large-cap companies, it may invest in companies of any size.

The Fund ordinarily invests at least 25% of its total assets in fixed income securities and may invest up to 35% of its total assets in non-investment grade (i.e. low-rated) debt securities. The Fund considers the risk and reward trade-off among equities, fixed-income and cash in an effort to maximize total return through a combination of current income and capital appreciation. The allocation among asset classes is determined through a balance between a top-down outlook for the global economy and relative valuation.

In selecting equity securities for the Fund, IICO combines a top-down, macro thematic approach with a bottom-up stock selection process, and uses a combination of country analysis, industry dynamics, and individual stock selection in comprising the equity portfolio. It seeks to determine the most appropriate sectors and geographies to benefit from top-down themes and generally seeks to find what it feels are reasonably-valued, dividend-paying companies with growth prospects, a sound balance sheet and steady cash flow generation. IICO also considers several other factors, which typically include the company’s history of fundamentals, management proficiency, competitive environment, and relative valuation. Debt securities are selected, after an analysis of interest rate, currency and economic conditions, based on IICO’s judgment as to which securities are more likely to perform well under those conditions. IICO also considers the credit quality, coupon, maturity, duration and issuer fundamentals of each security.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will also have an indirect exposure to additional foreign markets through investments in these companies.

		Generally, in determining whether to sell an equity or a debt security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security no longer offers attractive current income prospects or significant growth potential, if it believes the leadership of the company or government has weakened, and/or there exists political or economic instability in the issuer’s country. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company. In addition, the amount of any dividend paid may fluctuate significantly.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAV’s of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus International Balanced Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Global Income Allocation Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance prior to December 8, 2003, has not been restated to reflect the estimated annual operating expenses of Ivy Global Income Allocation Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 19.24% (the second quarter of 2009) and the lowest quarterly return was -15.82% (the fourth quarter of 2008). The Class A return for the year through June 30, 2012 was 2.15%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Global Income Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	705
3 Years	rr_ExpenseExampleYear03	996
5 Years	rr_ExpenseExampleYear05	1,309
10 Years	rr_ExpenseExampleYear10	2,193
1 Year	rr_ExpenseExampleNoRedemptionYear01	705
3 Years	rr_ExpenseExampleNoRedemptionYear03	996
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,309
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,193
2002	rr_AnnualReturn2002	(3.73%)
2003	rr_AnnualReturn2003	37.93%
2004	rr_AnnualReturn2004	18.40%
2005	rr_AnnualReturn2005	4.24%
2006	rr_AnnualReturn2006	22.43%
2007	rr_AnnualReturn2007	9.19%
2008	rr_AnnualReturn2008	(32.49%)
2009	rr_AnnualReturn2009	28.08%
2010	rr_AnnualReturn2010	11.89%
2011	rr_AnnualReturn2011	(4.06%)
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.82%)
1 Year	rr_AverageAnnualReturnYear01	(9.58%)
5 Years	rr_AverageAnnualReturnYear05	(0.91%)
10 Years	rr_AverageAnnualReturnYear10	6.72%
Ivy Global Income Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.30%
1 Year	rr_ExpenseExampleYear01	633
3 Years	rr_ExpenseExampleYear03	1,041
5 Years	rr_ExpenseExampleYear05	1,376
10 Years	rr_ExpenseExampleYear10	2,497
1 Year	rr_ExpenseExampleNoRedemptionYear01	233
3 Years	rr_ExpenseExampleNoRedemptionYear03	741
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,276
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,497
1 Year	rr_AverageAnnualReturnYear01	(8.65%)
5 Years	rr_AverageAnnualReturnYear05	(0.88%)
Life of Class	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2003
Ivy Global Income Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.02%
1 Year	rr_ExpenseExampleYear01	205
3 Years	rr_ExpenseExampleYear03	650
5 Years	rr_ExpenseExampleYear05	1,122
10 Years	rr_ExpenseExampleYear10	2,425
1 Year	rr_ExpenseExampleNoRedemptionYear01	205
3 Years	rr_ExpenseExampleNoRedemptionYear03	650
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,122
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,425
1 Year	rr_AverageAnnualReturnYear01	(4.75%)
5 Years	rr_AverageAnnualReturnYear05	(0.42%)
Life of Class	rr_AverageAnnualReturnSinceInception	5.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2003
Ivy Global Income Allocation Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.33%
1 Year	rr_ExpenseExampleYear01	723
3 Years	rr_ExpenseExampleYear03	1,146
5 Years	rr_ExpenseExampleYear05	1,593
10 Years	rr_ExpenseExampleYear10	2,826
1 Year	rr_ExpenseExampleNoRedemptionYear01	723
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,146
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,593
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,826
1 Year	rr_AverageAnnualReturnYear01	(9.54%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	(1.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Global Income Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	307
5 Years	rr_ExpenseExampleYear05	539
10 Years	rr_ExpenseExampleYear10	1,206
1 Year	rr_ExpenseExampleNoRedemptionYear01	93
3 Years	rr_ExpenseExampleNoRedemptionYear03	307
5 Years	rr_ExpenseExampleNoRedemptionYear05	539
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,206
1 Year	rr_AverageAnnualReturnYear01	(3.66%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	0.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Global Income Allocation Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	391
5 Years	rr_ExpenseExampleYear05	683
10 Years	rr_ExpenseExampleYear10	1,515
1 Year	rr_ExpenseExampleNoRedemptionYear01	119
3 Years	rr_ExpenseExampleNoRedemptionYear03	391
5 Years	rr_ExpenseExampleNoRedemptionYear05	683
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,515
1 Year	rr_AverageAnnualReturnYear01	(3.88%)
5 Years	rr_AverageAnnualReturnYear05	0.44%
Life of Class	rr_AverageAnnualReturnSinceInception	6.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2003
Return After Taxes on Distributions | Ivy Global Income Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.47%)
5 Years	rr_AverageAnnualReturnYear05	(1.80%)
10 Years	rr_AverageAnnualReturnYear10	5.91%
Return After Taxes on Distributions and Sale of Fund Shares | Ivy Global Income Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.37%)
5 Years	rr_AverageAnnualReturnYear05	(0.90%)
10 Years	rr_AverageAnnualReturnYear10	5.77%
J.P. Morgan Non-U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes) | Ivy Global Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.91%
5 Years	rr_AverageAnnualReturnYear05	7.82%
10 Years	rr_AverageAnnualReturnYear10	8.65%
Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes) | Ivy Global Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.55%	[3]
5 Years	rr_AverageAnnualReturnYear05	6.47%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.26%	[3]
MSCI AC World ex U.S.A. Index (reflects no deduction for fees, expenses or taxes) | Ivy Global Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
5 Years	rr_AverageAnnualReturnYear05	(2.92%)
10 Years	rr_AverageAnnualReturnYear10	6.31%
MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes) | Ivy Global Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%	[4]
5 Years	rr_AverageAnnualReturnYear05	(2.33%)	[4]
10 Years	rr_AverageAnnualReturnYear10		[4]
60% MSCI World High Dividend Yield Index/40% Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes) | Ivy Global Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	1.82%
10 Years	rr_AverageAnnualReturnYear10
Lipper Mixed-Asset Target Allocation Growth Funds Universe Average (net of fees and expenses) | Ivy Global Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.24%)
5 Years	rr_AverageAnnualReturnYear05	0.71%
10 Years	rr_AverageAnnualReturnYear10	3.81%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class A shares at 1.35%, Class B shares at 2.30%, Class C shares at 2.02%, Class E shares at 1.33%, Class I shares at 0.91% and Class Y shares at 1.17%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[3]	(The Fund's benchmark changed from J.P. Morgan Non-U.S. Government Bond Index, effective June 2012. IICO believes that the Barclays Multiverse Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests)
[4]	( The Fund's benchmark changed from MSCI AC World ex U.S.A. Index, effective June 2012. IICO believes that the MSCI World High Dividend Yield Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests)

Ivy International Core Equity Fund
Ivy International Core Equity Fund
Objective
To seek to provide capital growth and appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy International Core Equity Fund (USD $)	Class A		Class B		Class C		Class E	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none
Maximum Annual Maintenance Fee	none		none		none		20	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy International Core Equity Fund		Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	none	0.25%
Other Expenses		0.39%	0.51%	0.28%	0.99%	0.22%	0.23%
Total Annual Fund Operating Expenses		1.49%	2.36%	2.13%	2.09%	1.07%	1.33%
Fee Waiver and/or Expense Reimbursement	[1][2]	none	none	none	0.56%	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.49%	2.36%	2.13%	1.53%	1.07%	1.33%
[1]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.53%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy International Core Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	718	1,019	1,341	2,252
Class B Shares	639	1,036	1,360	2,479
Class C Shares	216	667	1,144	2,462
Class E Shares	742	1,183	1,668	3,000
Class I Shares	109	340	590	1,306
Class Y Shares	135	421	729	1,601

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy International Core Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	718	1,019	1,341	2,252
Class B Shares	239	736	1,260	2,479
Class C Shares	216	667	1,144	2,462
Class E Shares	742	1,183	1,668	3,000
Class I Shares	109	340	590	1,306
Class Y Shares	135	421	729	1,601

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Principal Investment Strategies
Ivy International Core Equity Fund invests, under normal circumstances, at least 80% of its net assets in equity securities principally traded largely in developed European and Asian/Pacific Basin markets. To enhance potential return, the Fund may invest in issuers located or doing business in countries with new or comparatively underdeveloped economies.

IICO primarily uses a disciplined approach while looking for investment opportunities around the world (including countries with new or comparatively undeveloped economies), preferring what it believes to be cash-generating, well-managed and reasonably valued companies that are exposed to global investment themes which IICO believes will yield above-average growth. IICO uses a top-down, macro thematic approach along with a bottom-up stock selection process, and uses a combination of country analysis, industry dynamics, and individual stock selection in comprising the portfolio. Although the Fund may invest in securities issued by companies of any size, it typically has more exposure to securities issued by large cap companies.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security no longer offers significant growth potential, to reduce its emphasis on a global investment theme, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer’s country. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 27.15% (the second quarter of 2009) and the lowest quarterly return was -22.75% (the third quarter of 2002). The Class A return for the year through June 30, 2012 was 1.38%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy International Core Equity Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	(18.93%)	(1.68%)	6.04%
Class A Return After Taxes on Distributions	(19.34%)	(2.37%)	5.60%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(11.61%)	(1.45%)	5.31%
Class B	(18.07%)	(1.57%)	5.54%
Class C	(14.54%)	(1.15%)	5.66%
Class E	(18.98%)			(2.68%)	Apr 2, 2007
Class I	(13.67%)			(0.84%)	Apr 2, 2007
Class Y	(13.90%)	(0.31%)		9.53%	Jul 24, 2003
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(12.14%)	(4.72%)	4.67%
Lipper International Large-Cap Core Funds Universe Average (net of fees and expenses)	(12.61%)	(4.93%)	3.86%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy International Core Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide capital growth and appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy International Core Equity Fund invests, under normal circumstances, at least 80% of its net assets in equity securities principally traded largely in developed European and Asian/Pacific Basin markets. To enhance potential return, the Fund may invest in issuers located or doing business in countries with new or comparatively underdeveloped economies.

IICO primarily uses a disciplined approach while looking for investment opportunities around the world (including countries with new or comparatively undeveloped economies), preferring what it believes to be cash-generating, well-managed and reasonably valued companies that are exposed to global investment themes which IICO believes will yield above-average growth. IICO uses a top-down, macro thematic approach along with a bottom-up stock selection process, and uses a combination of country analysis, industry dynamics, and individual stock selection in comprising the portfolio. Although the Fund may invest in securities issued by companies of any size, it typically has more exposure to securities issued by large cap companies.

		Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security no longer offers significant growth potential, to reduce its emphasis on a global investment theme, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer’s country. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 27.15% (the second quarter of 2009) and the lowest quarterly return was -22.75% (the third quarter of 2002). The Class A return for the year through June 30, 2012 was 1.38%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy International Core Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%
1 Year	rr_ExpenseExampleYear01	718
3 Years	rr_ExpenseExampleYear03	1,019
5 Years	rr_ExpenseExampleYear05	1,341
10 Years	rr_ExpenseExampleYear10	2,252
1 Year	rr_ExpenseExampleNoRedemptionYear01	718
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,019
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,341
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,252
2002	rr_AnnualReturn2002	(15.93%)
2003	rr_AnnualReturn2003	27.19%
2004	rr_AnnualReturn2004	16.55%
2005	rr_AnnualReturn2005	24.51%
2006	rr_AnnualReturn2006	26.13%
2007	rr_AnnualReturn2007	18.36%
2008	rr_AnnualReturn2008	(41.50%)
2009	rr_AnnualReturn2009	44.23%
2010	rr_AnnualReturn2010	13.48%
2011	rr_AnnualReturn2011	(13.98%)
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.75%)
1 Year	rr_AverageAnnualReturnYear01	(18.93%)
5 Years	rr_AverageAnnualReturnYear05	(1.68%)
10 Years	rr_AverageAnnualReturnYear10	6.04%
Ivy International Core Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.36%
1 Year	rr_ExpenseExampleYear01	639
3 Years	rr_ExpenseExampleYear03	1,036
5 Years	rr_ExpenseExampleYear05	1,360
10 Years	rr_ExpenseExampleYear10	2,479
1 Year	rr_ExpenseExampleNoRedemptionYear01	239
3 Years	rr_ExpenseExampleNoRedemptionYear03	736
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,260
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,479
1 Year	rr_AverageAnnualReturnYear01	(18.07%)
5 Years	rr_AverageAnnualReturnYear05	(1.57%)
10 Years	rr_AverageAnnualReturnYear10	5.54%
Ivy International Core Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.13%
1 Year	rr_ExpenseExampleYear01	216
3 Years	rr_ExpenseExampleYear03	667
5 Years	rr_ExpenseExampleYear05	1,144
10 Years	rr_ExpenseExampleYear10	2,462
1 Year	rr_ExpenseExampleNoRedemptionYear01	216
3 Years	rr_ExpenseExampleNoRedemptionYear03	667
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,462
1 Year	rr_AverageAnnualReturnYear01	(14.54%)
5 Years	rr_AverageAnnualReturnYear05	(1.15%)
10 Years	rr_AverageAnnualReturnYear10	5.66%
Ivy International Core Equity Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.56%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.53%
1 Year	rr_ExpenseExampleYear01	742
3 Years	rr_ExpenseExampleYear03	1,183
5 Years	rr_ExpenseExampleYear05	1,668
10 Years	rr_ExpenseExampleYear10	3,000
1 Year	rr_ExpenseExampleNoRedemptionYear01	742
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,183
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,668
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,000
1 Year	rr_AverageAnnualReturnYear01	(18.98%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	(2.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy International Core Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
1 Year	rr_ExpenseExampleNoRedemptionYear01	109
3 Years	rr_ExpenseExampleNoRedemptionYear03	340
5 Years	rr_ExpenseExampleNoRedemptionYear05	590
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,306
1 Year	rr_AverageAnnualReturnYear01	(13.67%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	(0.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy International Core Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.33%
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	729
10 Years	rr_ExpenseExampleYear10	1,601
1 Year	rr_ExpenseExampleNoRedemptionYear01	135
3 Years	rr_ExpenseExampleNoRedemptionYear03	421
5 Years	rr_ExpenseExampleNoRedemptionYear05	729
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,601
1 Year	rr_AverageAnnualReturnYear01	(13.90%)
5 Years	rr_AverageAnnualReturnYear05	(0.31%)
Life of Class	rr_AverageAnnualReturnSinceInception	9.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2003
Ivy International Core Equity Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.34%)
5 Years	rr_AverageAnnualReturnYear05	(2.37%)
10 Years	rr_AverageAnnualReturnYear10	5.60%
Ivy International Core Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.61%)
5 Years	rr_AverageAnnualReturnYear05	(1.45%)
10 Years	rr_AverageAnnualReturnYear10	5.31%
Ivy International Core Equity Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%
Ivy International Core Equity Fund | Lipper International Large-Cap Core Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.61%)
5 Years	rr_AverageAnnualReturnYear05	(4.93%)
10 Years	rr_AverageAnnualReturnYear10	3.86%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.53%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[3]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Ivy International Growth Fund
Ivy International Growth Fund
Objective
To seek to provide growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy International Growth Fund	Class A		Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy International Growth Fund		Class A	Class B	Class C	Class I	Class Y
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.22%	1.00%	1.00%	none	0.25%
Other Expenses		0.45%	0.70%	0.61%	0.32%	0.32%
Total Annual Fund Operating Expenses		1.52%	2.55%	2.46%	1.17%	1.42%
Fee Waiver and/or Expense Reimbursement	[1]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.52%	2.55%	2.46%	1.17%	1.42%
[1]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy International Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	721	1,028	1,356	2,283
Class B Shares	658	1,093	1,455	2,633
Class C Shares	249	767	1,311	2,796
Class I Shares	119	372	644	1,420
Class Y Shares	145	449	776	1,702

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy International Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	721	1,028	1,356	2,283
Class B Shares	258	793	1,355	2,633
Class C Shares	249	767	1,311	2,796
Class I Shares	119	372	644	1,420
Class Y Shares	145	449	776	1,702

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies
Ivy International Growth Fund seeks to achieve its objective by investing primarily in common stocks of foreign companies that Ivy Investment Management Company (IICO), the Fund’s investment manager, believes are competitively well-positioned, gaining market share, have the potential for long-term growth and operate in regions or countries that IICO believes possess attractive growth characteristics. The Fund primarily invests in issuers of developed countries, and historically has had a significant investment in issuers or companies located in Continental Europe, the United Kingdom and the Pacific Basin, although the Fund may invest in issuers domiciled in or doing business in any country or region around the globe, including emerging markets. While the Fund primarily invests in securities issued by large cap companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size.

IICO utilizes a research-based investment process that blends top-down global economic analysis with bottom-up stock selection. After identifying promising opportunities around the world, IICO seeks strong companies in industries which it believes are growing faster than their underlying economies. IICO may look at a number of factors in selecting securities for the Fund’s portfolio, including: a company’s competitive position and its sustainability; a company’s growth and earnings potential and valuation; a company’s financials, including cash flow and balance sheet; management of the company; strength of the industry; and applicable economic, market and political conditions of the country in which the company is located and/or in which it is doing business.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security issued by a company if it believes the company has experienced a fundamental breakdown of its sustainable competitive advantage or no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer’s country. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 20.48% (the second quarter of 2009) and the lowest quarterly return was -23.02% (the third quarter of 2002). The Class A return for the year through June 30, 2012 was 5.52%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy International Growth Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	(13.06%)	(2.62%)	3.60%
Class A Return After Taxes on Distributions	(13.06%)	(2.79%)	3.49%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(8.49%)	(2.24%)	3.11%
Class B	(12.33%)	(2.68%)	3.07%
Class C	(8.59%)	(2.42%)	3.15%
Class I	(7.42%)			(1.71%)	Apr 2, 2007
Class Y	(7.63%)	(1.33%)		7.05%	Jul 24, 2003
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	(12.11%)	(3.16%)	4.27%
Lipper International Large-Cap Growth Funds Universe Average (net of fees and expenses)	(13.31%)	(3.13%)	4.37%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy International Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy International Growth Fund seeks to achieve its objective by investing primarily in common stocks of foreign companies that Ivy Investment Management Company (IICO), the Fund’s investment manager, believes are competitively well-positioned, gaining market share, have the potential for long-term growth and operate in regions or countries that IICO believes possess attractive growth characteristics. The Fund primarily invests in issuers of developed countries, and historically has had a significant investment in issuers or companies located in Continental Europe, the United Kingdom and the Pacific Basin, although the Fund may invest in issuers domiciled in or doing business in any country or region around the globe, including emerging markets. While the Fund primarily invests in securities issued by large cap companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size.

IICO utilizes a research-based investment process that blends top-down global economic analysis with bottom-up stock selection. After identifying promising opportunities around the world, IICO seeks strong companies in industries which it believes are growing faster than their underlying economies. IICO may look at a number of factors in selecting securities for the Fund’s portfolio, including: a company’s competitive position and its sustainability; a company’s growth and earnings potential and valuation; a company’s financials, including cash flow and balance sheet; management of the company; strength of the industry; and applicable economic, market and political conditions of the country in which the company is located and/or in which it is doing business.

		Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security issued by a company if it believes the company has experienced a fundamental breakdown of its sustainable competitive advantage or no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer’s country. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 20.48% (the second quarter of 2009) and the lowest quarterly return was -23.02% (the third quarter of 2002). The Class A return for the year through June 30, 2012 was 5.52%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy International Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.52%
1 Year	rr_ExpenseExampleYear01	721
3 Years	rr_ExpenseExampleYear03	1,028
5 Years	rr_ExpenseExampleYear05	1,356
10 Years	rr_ExpenseExampleYear10	2,283
1 Year	rr_ExpenseExampleNoRedemptionYear01	721
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,028
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,356
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,283
2002	rr_AnnualReturn2002	(20.96%)
2003	rr_AnnualReturn2003	26.24%
2004	rr_AnnualReturn2004	13.23%
2005	rr_AnnualReturn2005	17.09%
2006	rr_AnnualReturn2006	22.91%
2007	rr_AnnualReturn2007	21.91%
2008	rr_AnnualReturn2008	(43.86%)
2009	rr_AnnualReturn2009	27.63%
2010	rr_AnnualReturn2010	15.30%
2011	rr_AnnualReturn2011	(7.76%)
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.02%)
1 Year	rr_AverageAnnualReturnYear01	(13.06%)
5 Years	rr_AverageAnnualReturnYear05	(2.62%)
10 Years	rr_AverageAnnualReturnYear10	3.60%
Ivy International Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.55%
1 Year	rr_ExpenseExampleYear01	658
3 Years	rr_ExpenseExampleYear03	1,093
5 Years	rr_ExpenseExampleYear05	1,455
10 Years	rr_ExpenseExampleYear10	2,633
1 Year	rr_ExpenseExampleNoRedemptionYear01	258
3 Years	rr_ExpenseExampleNoRedemptionYear03	793
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,633
1 Year	rr_AverageAnnualReturnYear01	(12.33%)
5 Years	rr_AverageAnnualReturnYear05	(2.68%)
10 Years	rr_AverageAnnualReturnYear10	3.07%
Ivy International Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.46%
1 Year	rr_ExpenseExampleYear01	249
3 Years	rr_ExpenseExampleYear03	767
5 Years	rr_ExpenseExampleYear05	1,311
10 Years	rr_ExpenseExampleYear10	2,796
1 Year	rr_ExpenseExampleNoRedemptionYear01	249
3 Years	rr_ExpenseExampleNoRedemptionYear03	767
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,311
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,796
1 Year	rr_AverageAnnualReturnYear01	(8.59%)
5 Years	rr_AverageAnnualReturnYear05	(2.42%)
10 Years	rr_AverageAnnualReturnYear10	3.15%
Ivy International Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
1 Year	rr_ExpenseExampleNoRedemptionYear01	119
3 Years	rr_ExpenseExampleNoRedemptionYear03	372
5 Years	rr_ExpenseExampleNoRedemptionYear05	644
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,420
1 Year	rr_AverageAnnualReturnYear01	(7.42%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	(1.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy International Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.42%
1 Year	rr_ExpenseExampleYear01	145
3 Years	rr_ExpenseExampleYear03	449
5 Years	rr_ExpenseExampleYear05	776
10 Years	rr_ExpenseExampleYear10	1,702
1 Year	rr_ExpenseExampleNoRedemptionYear01	145
3 Years	rr_ExpenseExampleNoRedemptionYear03	449
5 Years	rr_ExpenseExampleNoRedemptionYear05	776
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,702
1 Year	rr_AverageAnnualReturnYear01	(7.63%)
5 Years	rr_AverageAnnualReturnYear05	(1.33%)
Life of Class	rr_AverageAnnualReturnSinceInception	7.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2003
Return After Taxes on Distributions | Ivy International Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.06%)
5 Years	rr_AverageAnnualReturnYear05	(2.79%)
10 Years	rr_AverageAnnualReturnYear10	3.49%
Return After Taxes on Distributions and Sale of Fund Shares | Ivy International Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.49%)
5 Years	rr_AverageAnnualReturnYear05	(2.24%)
10 Years	rr_AverageAnnualReturnYear10	3.11%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes) | Ivy International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.11%)
5 Years	rr_AverageAnnualReturnYear05	(3.16%)
10 Years	rr_AverageAnnualReturnYear10	4.27%
Lipper International Large-Cap Growth Funds Universe Average (net of fees and expenses) | Ivy International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.31%)
5 Years	rr_AverageAnnualReturnYear05	(3.13%)
10 Years	rr_AverageAnnualReturnYear10	4.37%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Ivy Managed European/Pacific Fund
Ivy Managed European/Pacific Fund
Objective
To seek to provide capital growth and appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Managed European/Pacific Fund	Class A		Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Managed European/Pacific Fund		Class A	Class B	Class C	Class I	Class Y
Management Fees		0.05%	0.05%	0.05%	0.05%	0.05%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.30%	0.46%	0.37%	0.19%	0.23%
Acquired Fund Fees and Expenses (estimated indirect expenses of underlying funds)		1.24%	1.24%	1.24%	1.24%	1.24%
Total Annual Fund Operating Expenses	[1]	1.84%	2.75%	2.66%	1.48%	1.77%
Fee Waiver and/or Expense Reimbursement	[2]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.84%	2.75%	2.66%	1.48%	1.77%
[1]	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Managed European/Pacific Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	751	1,120	1,513	2,609
Class B Shares	678	1,153	1,554	2,862
Class C Shares	269	826	1,410	2,993
Class I Shares	151	468	808	1,768
Class Y Shares	180	557	959	2,084

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Managed European/Pacific Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	751	1,120	1,513	2,609
Class B Shares	278	853	1,454	2,862
Class C Shares	269	826	1,410	2,993
Class I Shares	151	468	808	1,768
Class Y Shares	180	557	959	2,084

Portfolio Turnover
The Fund will not incur transaction costs, such as commissions, when it buys and sell shares of the underlying funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when Fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
Ivy Managed European/Pacific Fund seeks to enable investors to own a portfolio of stocks of European and Asian companies by investing primarily in Class I shares of Ivy European Opportunities Fund and Ivy Pacific Opportunities Fund (each, an underlying fund). Each underlying fund, in turn, invests in a diversified portfolio of primarily foreign equity securities of issuers located/operating within Europe and Asia, respectively. IICO believes that these regions can complement one another in seeking to achieve the Fund's objective.

The Board of Trustees of Ivy Funds, based upon the recommendation of Ivy Investment Management Company (IICO), the Fund's investment manager, has authorized the following target allocation ranges for investment of the Fund's assets in specific underlying funds, although IICO expects the allocation will change over time:

Underlying Fund	Maximum Allocation	Minimum Allocation
Ivy European Opportunities Fund	90%	10%
Ivy Pacific Opportunities Fund	90%	10%

The Fund also may purchase shares of any registered investment company not affiliated with Ivy Funds (an "unaffiliated fund"), provided that, immediately after such purchase, the Fund does not own more than 3% of the total outstanding stock of such unaffiliated fund. The Fund anticipates that investments in unaffiliated funds will be minimal, if any.

IICO monitors the Fund's holdings and cash flow and, in general, manages them as needed in order to maintain the Fund's target allocations. IICO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, IICO may change allocations within the stated ranges. IICO may modify the above-specified target asset allocations for the Fund and also may modify, from time to time, the underlying funds selected for the Fund. In addition, the percentage specified at the high end of the investment range for an underlying fund is a target, and from time to time, IICO or market movements (or a combination of both) may cause the Fund's investment in an underlying fund to temporarily exceed its target percentage.

By owning shares of the underlying funds, the Fund indirectly holds primarily equity securities of any size European company and of companies whose securities are traded mainly on markets located within the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, South Korea, Taiwan, Singapore, Thailand, Indonesia, Australia, India, Philippines and Vietnam.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities held by the underlying funds may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to its target allocations among the underlying funds and the ability of those funds to meet their investment objectives. The Fund’s share price will likely change daily based on the performance of the underlying funds in which it invests. In general, the Fund is subject to the same risks as those of the underlying funds. IICO has the authority to select and replace underlying funds. IICO is subject to a potential conflict of interest in doing so because IICO serves as the investment manager to the underlying funds and the advisory fees paid by some of the underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that IICO has a fiduciary duty to the Fund and must act in the Fund’s best interests.
  Investment Company Securities Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds. Furthermore, IICO may alter the asset allocation of the Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
Additional information about the risks of the underlying funds is provided in the underlying funds’ prospectus in their respective sections and in the section entitled “Additional Information about Principal Investment Strategies, Other Investments and Risks.”
Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of multiple broad-based securities market indices. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 33.27% (the second quarter of 2009) and the lowest quarterly return was -26.12% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 5.55%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Managed European/Pacific Fund	1 Year	Life of Class	Inception Date
Class A	(25.85%)	(5.48%)	Apr 2, 2007
Class A Return After Taxes on Distributions	(25.93%)	(6.13%)	Apr 2, 2007
Class A Return After Taxes on Distributions and Sale of Fund Shares	(16.67%)	(4.66%)	Apr 2, 2007
Class B	(25.67%)	(5.60%)	Apr 2, 2007
Class C	(22.35%)	(5.12%)	Apr 2, 2007
Class I	(20.81%)	(3.85%)	Apr 2, 2007
Class Y	(21.24%)	(4.21%)	Apr 2, 2007
MSCI AC Asia ex Japan Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on April 1, 2007)	(17.31%)	2.52%	Apr 1, 2007
MSCI Europe Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on April 1, 2007)	(11.06%)	(6.22%)	Apr 1, 2007

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Managed European/Pacific Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Managed European/Pacific Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide capital growth and appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will not incur transaction costs, such as commissions, when it buys and sell shares of the underlying funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when Fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Managed European/Pacific Fund seeks to enable investors to own a portfolio of stocks of European and Asian companies by investing primarily in Class I shares of Ivy European Opportunities Fund and Ivy Pacific Opportunities Fund (each, an underlying fund). Each underlying fund, in turn, invests in a diversified portfolio of primarily foreign equity securities of issuers located/operating within Europe and Asia, respectively. IICO believes that these regions can complement one another in seeking to achieve the Fund's objective.

The Board of Trustees of Ivy Funds, based upon the recommendation of Ivy Investment Management Company (IICO), the Fund's investment manager, has authorized the following target allocation ranges for investment of the Fund's assets in specific underlying funds, although IICO expects the allocation will change over time:

Underlying Fund	Maximum Allocation	Minimum Allocation
Ivy European Opportunities Fund	90%	10%
Ivy Pacific Opportunities Fund	90%	10%

The Fund also may purchase shares of any registered investment company not affiliated with Ivy Funds (an "unaffiliated fund"), provided that, immediately after such purchase, the Fund does not own more than 3% of the total outstanding stock of such unaffiliated fund. The Fund anticipates that investments in unaffiliated funds will be minimal, if any.

IICO monitors the Fund's holdings and cash flow and, in general, manages them as needed in order to maintain the Fund's target allocations. IICO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, IICO may change allocations within the stated ranges. IICO may modify the above-specified target asset allocations for the Fund and also may modify, from time to time, the underlying funds selected for the Fund. In addition, the percentage specified at the high end of the investment range for an underlying fund is a target, and from time to time, IICO or market movements (or a combination of both) may cause the Fund's investment in an underlying fund to temporarily exceed its target percentage.

		By owning shares of the underlying funds, the Fund indirectly holds primarily equity securities of any size European company and of companies whose securities are traded mainly on markets located within the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, South Korea, Taiwan, Singapore, Thailand, Indonesia, Australia, India, Philippines and Vietnam.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities held by the underlying funds may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to its target allocations among the underlying funds and the ability of those funds to meet their investment objectives. The Fund’s share price will likely change daily based on the performance of the underlying funds in which it invests. In general, the Fund is subject to the same risks as those of the underlying funds. IICO has the authority to select and replace underlying funds. IICO is subject to a potential conflict of interest in doing so because IICO serves as the investment manager to the underlying funds and the advisory fees paid by some of the underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that IICO has a fiduciary duty to the Fund and must act in the Fund’s best interests.
  Investment Company Securities Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds. Furthermore, IICO may alter the asset allocation of the Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
		Additional information about the risks of the underlying funds is provided in the underlying funds’ prospectus in their respective sections and in the section entitled “Additional Information about Principal Investment Strategies, Other Investments and Risks.”
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of multiple broad-based securities market indices. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of multiple broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 33.27% (the second quarter of 2009) and the lowest quarterly return was -26.12% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 5.55%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Managed European/Pacific Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses (estimated indirect expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	1.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.84%
1 Year	rr_ExpenseExampleYear01	751
3 Years	rr_ExpenseExampleYear03	1,120
5 Years	rr_ExpenseExampleYear05	1,513
10 Years	rr_ExpenseExampleYear10	2,609
1 Year	rr_ExpenseExampleNoRedemptionYear01	751
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,120
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,513
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,609
2008	rr_AnnualReturn2008	(49.29%)
2009	rr_AnnualReturn2009	52.67%
2010	rr_AnnualReturn2010	11.72%
2011	rr_AnnualReturn2011	(21.33%)
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.12%)
1 Year	rr_AverageAnnualReturnYear01	(25.85%)
Life of Class	rr_AverageAnnualReturnSinceInception	(5.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Managed European/Pacific Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses (estimated indirect expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	1.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.75%
1 Year	rr_ExpenseExampleYear01	678
3 Years	rr_ExpenseExampleYear03	1,153
5 Years	rr_ExpenseExampleYear05	1,554
10 Years	rr_ExpenseExampleYear10	2,862
1 Year	rr_ExpenseExampleNoRedemptionYear01	278
3 Years	rr_ExpenseExampleNoRedemptionYear03	853
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,454
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,862
1 Year	rr_AverageAnnualReturnYear01	(25.67%)
Life of Class	rr_AverageAnnualReturnSinceInception	(5.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Managed European/Pacific Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses (estimated indirect expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	1.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.66%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.66%
1 Year	rr_ExpenseExampleYear01	269
3 Years	rr_ExpenseExampleYear03	826
5 Years	rr_ExpenseExampleYear05	1,410
10 Years	rr_ExpenseExampleYear10	2,993
1 Year	rr_ExpenseExampleNoRedemptionYear01	269
3 Years	rr_ExpenseExampleNoRedemptionYear03	826
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,410
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,993
1 Year	rr_AverageAnnualReturnYear01	(22.35%)
Life of Class	rr_AverageAnnualReturnSinceInception	(5.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Managed European/Pacific Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses (estimated indirect expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	1.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.48%
1 Year	rr_ExpenseExampleYear01	151
3 Years	rr_ExpenseExampleYear03	468
5 Years	rr_ExpenseExampleYear05	808
10 Years	rr_ExpenseExampleYear10	1,768
1 Year	rr_ExpenseExampleNoRedemptionYear01	151
3 Years	rr_ExpenseExampleNoRedemptionYear03	468
5 Years	rr_ExpenseExampleNoRedemptionYear05	808
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,768
1 Year	rr_AverageAnnualReturnYear01	(20.81%)
Life of Class	rr_AverageAnnualReturnSinceInception	(3.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Managed European/Pacific Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses (estimated indirect expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	1.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.77%
1 Year	rr_ExpenseExampleYear01	180
3 Years	rr_ExpenseExampleYear03	557
5 Years	rr_ExpenseExampleYear05	959
10 Years	rr_ExpenseExampleYear10	2,084
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	557
5 Years	rr_ExpenseExampleNoRedemptionYear05	959
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,084
1 Year	rr_AverageAnnualReturnYear01	(21.24%)
Life of Class	rr_AverageAnnualReturnSinceInception	(4.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Managed European/Pacific Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(25.93%)
Life of Class	rr_AverageAnnualReturnSinceInception	(6.13%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Managed European/Pacific Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.67%)
Life of Class	rr_AverageAnnualReturnSinceInception	(4.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Managed European/Pacific Fund | MSCI AC Asia ex Japan Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on April 1, 2007)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.31%)
Life of Class	rr_AverageAnnualReturnSinceInception	2.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2007
Ivy Managed European/Pacific Fund | MSCI Europe Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on April 1, 2007)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.06%)
Life of Class	rr_AverageAnnualReturnSinceInception	(6.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2007

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
[3]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Ivy Managed International Opportunities Fund
Ivy Managed International Opportunities Fund
Objective
To seek to provide capital growth and appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Managed International Opportunities Fund	Class A		Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Managed International Opportunities Fund		Class A	Class B	Class C	Class I	Class Y
Management Fees		0.05%	0.05%	0.05%	0.05%	0.05%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.20%	0.34%	0.25%	0.10%	0.16%
Acquired Fund Fees and Expenses (estimated indirect expenses of underlying funds)		1.16%	1.16%	1.16%	1.16%	1.16%
Total Annual Fund Operating Expenses	[1]	1.66%	2.55%	2.46%	1.31%	1.62%
Fee Waiver and/or Expense Reimbursement	[2]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.66%	2.55%	2.46%	1.31%	1.62%
[1]	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Managed International Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	734	1,068	1,425	2,427
Class B Shares	658	1,093	1,455	2,668
Class C Shares	249	767	1,311	2,796
Class I Shares	133	415	718	1,579
Class Y Shares	165	511	881	1,922

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Managed International Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	734	1,068	1,425	2,427
Class B Shares	258	793	1,355	2,668
Class C Shares	249	767	1,311	2,796
Class I Shares	133	415	718	1,579
Class Y Shares	165	511	881	1,922

Portfolio Turnover
The Fund will not incur transaction costs, such as commissions, when it buys and sell shares of the underlying funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when Fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies

Ivy Managed International Opportunities Fund seeks to provide investors a well-diversified portfolio of international stocks, as well as a modest amount of bonds, by investing primarily in Class I shares of certain Ivy Funds global/international mutual funds, as identified below. Each underlying fund, in turn, invests in a diversified portfolio of primarily foreign equity securities of issuers in developed as well as emerging markets, and, to a lesser extent, a mixture of investment grade bonds issued by foreign corporations and governments.

The Board of Trustees of Ivy Funds, based upon the recommendation of Ivy Investment Management Company (IICO), the Fund's investment manager, has authorized the following target allocation ranges for investment of the Fund's assets in specific underlying funds, although IICO expects the allocation will change over time:

Underlying Fund	Maximum Allocation	Minimum Allocation
Ivy European Opportunities Fund	60%	10%
Ivy Global Income Allocation Fund	60%	10%
Ivy International Core Equity Fund	60%	10%
Ivy International Growth Fund	60%	10%
Ivy Pacific Opportunities Fund	60%	10%

The Fund also may purchase shares of any registered investment company not affiliated with Ivy Funds (an “unaffiliated fund”), provided that, immediately after such purchase, the Fund does not own more than 3% of the total outstanding stock of such unaffiliated fund. The Fund anticipates that investments in unaffiliated funds will be minimal, if any.

IICO monitors the Fund’s holdings and cash flow and, in general, manages them as needed in order to maintain the Fund’s target allocations. IICO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, IICO may change allocations within the stated ranges. IICO may modify the above-specified target asset allocations for the Fund and also may modify, from time to time, the underlying funds selected for the Fund. In addition, the percentage specified at the high end of the investment range for an underlying fund is a target, and from time to time, IICO or market movements (or a combination of both) may cause the Fund’s investment in an underlying fund to temporarily exceed its target percentage.

By owning shares of the underlying funds, the Fund indirectly holds primarily equity securities of international and, to a lesser extent, U.S. companies of any size as well as a modest amount of fixed-income securities.

Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

  Foreign Currency Risk. Foreign securities held by the underlying funds may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.

  Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to its target allocations among the underlying funds and the ability of those funds to meet their investment objectives. The Fund’s share price will likely change daily based on the performance of the underlying funds in which it invests. In general, the Fund is subject to the same risks as those of the underlying funds. IICO has the authority to select and replace underlying funds. IICO is subject to a potential conflict of interest in doing so because IICO serves as the investment manager to the underlying funds and the advisory fees paid by some of the underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that IICO has a fiduciary duty to the Fund and must act in the Fund’s best interests.

  Investment Company Securities Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio, and the Fund may not perform as well as other similar mutual funds. Furthermore, IICO may alter the asset allocation of the Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

Additional information about the risks of the underlying funds is provided in the underlying funds’ prospectus in their respective sections and in the section entitled “Additional Information about Principal Investment Strategies, Other Investments and Risks.”
Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 24.73% (the second quarter of 2009) and the lowest quarterly return was -21.37% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 3.97%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Managed International Opportunities Fund	1 Year	Life of Class	Inception Date
Class A	(19.91%)	(3.73%)	Apr 2, 2007
Class A Return After Taxes on Distributions	(20.11%)	(4.23%)	Apr 2, 2007
Class A Return After Taxes on Distributions and Sale of Fund Shares	(12.60%)	(3.20%)	Apr 2, 2007
Class B	(19.25%)	(3.76%)	Apr 2, 2007
Class C	(15.84%)	(3.29%)	Apr 2, 2007
Class I	(14.67%)	(2.17%)	Apr 2, 2007
Class Y	(14.94%)	(2.50%)	Apr 2, 2007
MSCI AC World ex U.S.A Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on April 1, 2007)	(13.71%)	(3.82%)	Apr 1, 2007

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Managed International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Managed International Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide capital growth and appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will not incur transaction costs, such as commissions, when it buys and sell shares of the underlying funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when Fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Ivy Managed International Opportunities Fund seeks to provide investors a well-diversified portfolio of international stocks, as well as a modest amount of bonds, by investing primarily in Class I shares of certain Ivy Funds global/international mutual funds, as identified below. Each underlying fund, in turn, invests in a diversified portfolio of primarily foreign equity securities of issuers in developed as well as emerging markets, and, to a lesser extent, a mixture of investment grade bonds issued by foreign corporations and governments.

The Board of Trustees of Ivy Funds, based upon the recommendation of Ivy Investment Management Company (IICO), the Fund's investment manager, has authorized the following target allocation ranges for investment of the Fund's assets in specific underlying funds, although IICO expects the allocation will change over time:

Underlying Fund	Maximum Allocation	Minimum Allocation
Ivy European Opportunities Fund	60%	10%
Ivy Global Income Allocation Fund	60%	10%
Ivy International Core Equity Fund	60%	10%
Ivy International Growth Fund	60%	10%
Ivy Pacific Opportunities Fund	60%	10%

The Fund also may purchase shares of any registered investment company not affiliated with Ivy Funds (an “unaffiliated fund”), provided that, immediately after such purchase, the Fund does not own more than 3% of the total outstanding stock of such unaffiliated fund. The Fund anticipates that investments in unaffiliated funds will be minimal, if any.

IICO monitors the Fund’s holdings and cash flow and, in general, manages them as needed in order to maintain the Fund’s target allocations. IICO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, IICO may change allocations within the stated ranges. IICO may modify the above-specified target asset allocations for the Fund and also may modify, from time to time, the underlying funds selected for the Fund. In addition, the percentage specified at the high end of the investment range for an underlying fund is a target, and from time to time, IICO or market movements (or a combination of both) may cause the Fund’s investment in an underlying fund to temporarily exceed its target percentage.

By owning shares of the underlying funds, the Fund indirectly holds primarily equity securities of international and, to a lesser extent, U.S. companies of any size as well as a modest amount of fixed-income securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

  Foreign Currency Risk. Foreign securities held by the underlying funds may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.

  Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to its target allocations among the underlying funds and the ability of those funds to meet their investment objectives. The Fund’s share price will likely change daily based on the performance of the underlying funds in which it invests. In general, the Fund is subject to the same risks as those of the underlying funds. IICO has the authority to select and replace underlying funds. IICO is subject to a potential conflict of interest in doing so because IICO serves as the investment manager to the underlying funds and the advisory fees paid by some of the underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that IICO has a fiduciary duty to the Fund and must act in the Fund’s best interests.

  Investment Company Securities Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio, and the Fund may not perform as well as other similar mutual funds. Furthermore, IICO may alter the asset allocation of the Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

		Additional information about the risks of the underlying funds is provided in the underlying funds’ prospectus in their respective sections and in the section entitled “Additional Information about Principal Investment Strategies, Other Investments and Risks.”
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 24.73% (the second quarter of 2009) and the lowest quarterly return was -21.37% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 3.97%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Managed International Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses (estimated indirect expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	1.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.66%
1 Year	rr_ExpenseExampleYear01	734
3 Years	rr_ExpenseExampleYear03	1,068
5 Years	rr_ExpenseExampleYear05	1,425
10 Years	rr_ExpenseExampleYear10	2,427
1 Year	rr_ExpenseExampleNoRedemptionYear01	734
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,068
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,425
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,427
2008	rr_AnnualReturn2008	(40.35%)
2009	rr_AnnualReturn2009	37.78%
2010	rr_AnnualReturn2010	11.78%
2011	rr_AnnualReturn2011	(15.02%)
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.37%)
1 Year	rr_AverageAnnualReturnYear01	(19.91%)
Life of Class	rr_AverageAnnualReturnSinceInception	(3.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Managed International Opportunities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses (estimated indirect expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	1.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.55%
1 Year	rr_ExpenseExampleYear01	658
3 Years	rr_ExpenseExampleYear03	1,093
5 Years	rr_ExpenseExampleYear05	1,455
10 Years	rr_ExpenseExampleYear10	2,668
1 Year	rr_ExpenseExampleNoRedemptionYear01	258
3 Years	rr_ExpenseExampleNoRedemptionYear03	793
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,668
1 Year	rr_AverageAnnualReturnYear01	(19.25%)
Life of Class	rr_AverageAnnualReturnSinceInception	(3.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Managed International Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses (estimated indirect expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	1.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.46%
1 Year	rr_ExpenseExampleYear01	249
3 Years	rr_ExpenseExampleYear03	767
5 Years	rr_ExpenseExampleYear05	1,311
10 Years	rr_ExpenseExampleYear10	2,796
1 Year	rr_ExpenseExampleNoRedemptionYear01	249
3 Years	rr_ExpenseExampleNoRedemptionYear03	767
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,311
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,796
1 Year	rr_AverageAnnualReturnYear01	(15.84%)
Life of Class	rr_AverageAnnualReturnSinceInception	(3.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Managed International Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses (estimated indirect expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	1.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,579
1 Year	rr_ExpenseExampleNoRedemptionYear01	133
3 Years	rr_ExpenseExampleNoRedemptionYear03	415
5 Years	rr_ExpenseExampleNoRedemptionYear05	718
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,579
1 Year	rr_AverageAnnualReturnYear01	(14.67%)
Life of Class	rr_AverageAnnualReturnSinceInception	(2.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Managed International Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses (estimated indirect expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	1.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.62%
1 Year	rr_ExpenseExampleYear01	165
3 Years	rr_ExpenseExampleYear03	511
5 Years	rr_ExpenseExampleYear05	881
10 Years	rr_ExpenseExampleYear10	1,922
1 Year	rr_ExpenseExampleNoRedemptionYear01	165
3 Years	rr_ExpenseExampleNoRedemptionYear03	511
5 Years	rr_ExpenseExampleNoRedemptionYear05	881
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,922
1 Year	rr_AverageAnnualReturnYear01	(14.94%)
Life of Class	rr_AverageAnnualReturnSinceInception	(2.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Managed International Opportunities Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.11%)
Life of Class	rr_AverageAnnualReturnSinceInception	(4.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Managed International Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.60%)
Life of Class	rr_AverageAnnualReturnSinceInception	(3.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Managed International Opportunities Fund | MSCI AC World ex U.S.A Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on April 1, 2007)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
Life of Class	rr_AverageAnnualReturnSinceInception	(3.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2007

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
[3]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Ivy Pacific Opportunities Fund
Ivy Pacific Opportunities Fund
Objective
To seek to provide growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Pacific Opportunities Fund	Class A		Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Pacific Opportunities Fund		Class A	Class B	Class C	Class I	Class Y
Management Fees		0.96%	0.96%	0.96%	0.96%	0.96%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.54%	0.92%	0.55%	0.29%	0.29%
Total Annual Fund Operating Expenses		1.75%	2.88%	2.51%	1.25%	1.50%
Fee Waiver and/or Expense Reimbursement	[1]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.75%	2.88%	2.51%	1.25%	1.50%
[1]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Pacific Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	743	1,094	1,469	2,519
Class B Shares	691	1,192	1,618	2,936
Class C Shares	254	782	1,335	2,846
Class I Shares	127	397	686	1,511
Class Y Shares	153	474	818	1,791

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Pacific Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	743	1,094	1,469	2,519
Class B Shares	291	892	1,518	2,936
Class C Shares	254	782	1,335	2,846
Class I Shares	127	397	686	1,511
Class Y Shares	153	474	818	1,791

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.
Principal Investment Strategies
Ivy Pacific Opportunities Fund invests, under normal circumstances, at least 80% of its net assets in equity securities, primarily common stock, of large to mid cap companies whose securities are traded mainly on markets located within the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, South Korea, Taiwan, Singapore, Thailand, Indonesia, Australia, India, Philippines and Vietnam. The Fund may invest in companies of any size and in companies of any industry in any such country.

Ivy Investment Management Company (IICO), the Fund’s investment manager, utilizes a top-down approach of worldwide analysis in order to identify what it believes are the best countries and sectors for growth, and balances the top-down analysis with bottom-up stock selection to identify stocks that it believes may outperform the market over a one to three year period and are best positioned to maximize their competitive advantage. IICO uses an investment approach that focuses on analyzing a company’s financial statements and taking advantage of overvalued or undervalued markets.

In determining whether to sell a security, IICO generally considers whether the security has failed to meet its growth expectations, its valuation has exceeded its target, or due to a loss of confidence in management. IICO may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group.
  Regional Focus Risk. Focusing on a single geographic region involves increased currency, political, regulatory and other risks. To the extent the Fund concentrates its investments in a particular region, market swings in that region will have a greater effect on Fund performance than they would in a more geographically diversified equity fund.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 39.62% (the second quarter of 2009) and the lowest quarterly return was -26.75% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 5.11%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Pacific Opportunities Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	(27.23%)	(0.62%)	9.77%
Class A Return After Taxes on Distributions	(27.70%)	(2.02%)	8.88%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(16.86%)	(0.82%)	8.52%
Class B	(26.57%)	(0.68%)	9.14%
Class C	(23.36%)	(0.18%)	9.50%
Class I	(22.37%)			1.01%	Apr 2, 2007
Class Y	(22.62%)	0.84%		12.52%	Jul 24, 2003
MSCI AC Asia Ex Japan Index (net of dividend withholding tax) (reflects no deduction for fees, expenses or other taxes)	(17.31%)	2.58%	11.33%
Lipper Pacific Ex Japan Funds Universe Average (net of fees and expenses)	(17.17%)	2.72%	10.98%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Pacific Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Pacific Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Pacific Opportunities Fund invests, under normal circumstances, at least 80% of its net assets in equity securities, primarily common stock, of large to mid cap companies whose securities are traded mainly on markets located within the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, South Korea, Taiwan, Singapore, Thailand, Indonesia, Australia, India, Philippines and Vietnam. The Fund may invest in companies of any size and in companies of any industry in any such country.

Ivy Investment Management Company (IICO), the Fund’s investment manager, utilizes a top-down approach of worldwide analysis in order to identify what it believes are the best countries and sectors for growth, and balances the top-down analysis with bottom-up stock selection to identify stocks that it believes may outperform the market over a one to three year period and are best positioned to maximize their competitive advantage. IICO uses an investment approach that focuses on analyzing a company’s financial statements and taking advantage of overvalued or undervalued markets.

		In determining whether to sell a security, IICO generally considers whether the security has failed to meet its growth expectations, its valuation has exceeded its target, or due to a loss of confidence in management. IICO may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group.
  Regional Focus Risk. Focusing on a single geographic region involves increased currency, political, regulatory and other risks. To the extent the Fund concentrates its investments in a particular region, market swings in that region will have a greater effect on Fund performance than they would in a more geographically diversified equity fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 39.62% (the second quarter of 2009) and the lowest quarterly return was -26.75% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 5.11%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Pacific Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
1 Year	rr_ExpenseExampleYear01	743
3 Years	rr_ExpenseExampleYear03	1,094
5 Years	rr_ExpenseExampleYear05	1,469
10 Years	rr_ExpenseExampleYear10	2,519
1 Year	rr_ExpenseExampleNoRedemptionYear01	743
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,094
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,469
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,519
2002	rr_AnnualReturn2002	(11.31%)
2003	rr_AnnualReturn2003	52.85%
2004	rr_AnnualReturn2004	16.79%
2005	rr_AnnualReturn2005	23.01%
2006	rr_AnnualReturn2006	34.48%
2007	rr_AnnualReturn2007	42.43%
2008	rr_AnnualReturn2008	(50.75%)
2009	rr_AnnualReturn2009	69.32%
2010	rr_AnnualReturn2010	12.15%
2011	rr_AnnualReturn2011	(22.79%)
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.75%)
1 Year	rr_AverageAnnualReturnYear01	(27.23%)
5 Years	rr_AverageAnnualReturnYear05	(0.62%)
10 Years	rr_AverageAnnualReturnYear10	9.77%
Ivy Pacific Opportunities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.88%
1 Year	rr_ExpenseExampleYear01	691
3 Years	rr_ExpenseExampleYear03	1,192
5 Years	rr_ExpenseExampleYear05	1,618
10 Years	rr_ExpenseExampleYear10	2,936
1 Year	rr_ExpenseExampleNoRedemptionYear01	291
3 Years	rr_ExpenseExampleNoRedemptionYear03	892
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,518
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,936
1 Year	rr_AverageAnnualReturnYear01	(26.57%)
5 Years	rr_AverageAnnualReturnYear05	(0.68%)
10 Years	rr_AverageAnnualReturnYear10	9.14%
Ivy Pacific Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.51%
1 Year	rr_ExpenseExampleYear01	254
3 Years	rr_ExpenseExampleYear03	782
5 Years	rr_ExpenseExampleYear05	1,335
10 Years	rr_ExpenseExampleYear10	2,846
1 Year	rr_ExpenseExampleNoRedemptionYear01	254
3 Years	rr_ExpenseExampleNoRedemptionYear03	782
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,335
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,846
1 Year	rr_AverageAnnualReturnYear01	(23.36%)
5 Years	rr_AverageAnnualReturnYear05	(0.18%)
10 Years	rr_AverageAnnualReturnYear10	9.50%
Ivy Pacific Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	397
5 Years	rr_ExpenseExampleNoRedemptionYear05	686
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,511
1 Year	rr_AverageAnnualReturnYear01	(22.37%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	1.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Pacific Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	1,791
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	474
5 Years	rr_ExpenseExampleNoRedemptionYear05	818
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,791
1 Year	rr_AverageAnnualReturnYear01	(22.62%)
5 Years	rr_AverageAnnualReturnYear05	0.84%
Life of Class	rr_AverageAnnualReturnSinceInception	12.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2003
Ivy Pacific Opportunities Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(27.70%)
5 Years	rr_AverageAnnualReturnYear05	(2.02%)
10 Years	rr_AverageAnnualReturnYear10	8.88%
Ivy Pacific Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.86%)
5 Years	rr_AverageAnnualReturnYear05	(0.82%)
10 Years	rr_AverageAnnualReturnYear10	8.52%
Ivy Pacific Opportunities Fund | MSCI AC Asia Ex Japan Index (net of dividend withholding tax) (reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.31%)
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	11.33%
Ivy Pacific Opportunities Fund | Lipper Pacific Ex Japan Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.17%)
5 Years	rr_AverageAnnualReturnYear05	2.72%
10 Years	rr_AverageAnnualReturnYear10	10.98%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Ivy Asset Strategy Fund
Ivy Asset Strategy Fund
Objective
To seek to provide total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Asset Strategy Fund (USD $)	Class A		Class B		Class C		Class E	Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none	none
Maximum Annual Maintenance Fee	none		none		none		20	none	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Asset Strategy Fund		Class A	Class B	Class C	Class E	Class I	Class R	Class Y
Management Fees		0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	none	0.50%	0.25%
Other Expenses		0.16%	0.20%	0.15%	0.42%	0.19%	0.28%	0.19%
Total Annual Fund Operating Expenses		0.97%	1.76%	1.71%	1.23%	0.75%	1.34%	1.00%
Fee Waiver and/or Expense Reimbursement	[1][2]	none	none	none	0.23%	none	none	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.97%	1.76%	1.71%	1.00%	0.75%	1.34%	0.97%
[1]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.00%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Asset Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	668	866	1,080	1,696
Class B Shares	579	854	1,054	1,865
Class C Shares	174	539	928	2,019
Class E Shares	691	974	1,283	2,152
Class I Shares	77	240	417	930
Class R Shares	136	425	734	1,613
Class Y Shares	99	314	549	1,221

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Asset Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	668	866	1,080	1,696
Class B Shares	179	554	954	1,865
Class C Shares	174	539	928	2,019
Class E Shares	691	974	1,283	2,152
Class I Shares	77	240	417	930
Class R Shares	136	425	734	1,613
Class Y Shares	99	314	549	1,221

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies
Ivy Asset Strategy Fund seeks to achieve its objective by allocating its assets primarily among stocks, bonds and short-term instruments of issuers in markets around the globe, as well as investments in precious metals and investments with exposure to various foreign currencies. The Fund may invest its assets in any market that IICO believes can offer a high probability of return or, alternatively, can provide a high degree of safety in uncertain times. Dependent on its outlook for the U.S. and global economies, IICO identifies growth themes and then focuses its strategy on allocating the Fund’s assets among stocks, bonds, cash, precious metals, currency and derivative instruments, including derivatives traded over-the-counter and on exchanges. After determining these allocations, IICO seeks attractive opportunities within each market by focusing on issuers in countries, sectors and companies with strong cash flow and low balance sheet leverage.
  “Stocks” include equity securities of all types, although IICO typically emphasizes growth potential in selecting stocks by focusing on what it believes are steady-growth companies that fit IICO’s criteria for sustainable competitive advantage and that IICO believes are positioned to benefit from continued global rebalancing and the globally emerging middle class. Growth stocks are those whose earnings IICO believes are likely to grow faster than the economy. The Fund may invest in securities issued by companies of any size, but primarily focuses on securities issued by large cap companies.
  “Bonds” include all varieties of fixed-income instruments, such as corporate debt securities or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Fund’s total assets, of high-yield/high-risk bonds, or junk bonds, which include bonds rated BB+ or below by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality.
  “Short-term instruments” include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.
  Within each of these investment types, the Fund may invest in U.S. and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities, including issuers located in and/or generating revenue from emerging markets. Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.
IICO may allocate the Fund’s investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively. IICO may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks and bonds in any fixed proportion, nor is it limited by investment style or by the issuer’s location, size, market capitalization or industry sector. The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions. Subject to diversification limits, the Fund also may invest up to 25% of its total assets in precious metals.

Generally, in determining whether to sell a security, IICO considers many factors, which may include a deterioration in a company’s fundamentals caused by global-specific factors such as geo-political landscape changes, regulatory or currency changes, or increased competition, as well as company-specific factors, such as reduced pricing power, diminished market opportunity, or increased competition. IICO also may sell a security if the price of the security reaches what IICO believes is fair value, to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

IICO may, when consistent with the Fund’s investment objective, seek to manage exposure to various securities, various companies, sectors or markets, various foreign currencies, precious metals and various markets. In an effort to manage exposure to companies, sectors or equity markets, IICO may utilize various instruments including, but not limited to, the following: futures contracts, both long and short positions on foreign and U.S. equity indices, total return swaps, credit default swaps and options contracts, both written and purchased, on foreign and U.S. equity indices and/or on individual equity securities. In seeking to manage foreign currency exposure, IICO may utilize forward contracts and option contracts, both written and purchased, either to increase or decrease exposure to a given currency. In seeking to manage the Fund’s exposure to precious metals, IICO may utilize futures contracts, both long and short positions as well as options contracts, both written and purchased, on precious metals.

IICO may reduce the Fund’s net equity exposure by selling, among other instruments, combined futures and option positions, and may effect short sales of individual securities and/or exchange-traded funds (ETFs) or take long positions in inverse ETFs.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Commodities Risk. Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund’s investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, the Fund may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments. Moreover, under the federal tax law, the Fund may not earn more than 10% of its annual gross income from gains resulting from selling commodities (and other non-qualifying income). Accordingly, the Fund may be required to hold its commodities or to sell them at a loss, or to sell portfolio securities at a gain, when for investment reasons it would not otherwise do so.
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Derivatives Risk. The use of derivatives presents several risks, including the risk that these instruments may be regulated in a manner that adversely affects the value of the Fund’s investments and the risk that fluctuations in the value of the derivatives may not correlate with securities markets or the underlying asset from which the derivative’s value is derived. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Investment Company Securities Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest. Investments in exchange-traded funds (ETFs) and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 15.00% (the third quarter of 2005) and the lowest quarterly return was -19.20% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 6.43%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Asset Strategy Fund		1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A		(12.99%)	4.36%	8.93%
Class A Return After Taxes on Distributions		(13.15%)	3.47%	8.32%
Class A Return After Taxes on Distributions and Sale of Fund Shares		(8.17%)	3.41%	7.68%
Class B		(12.04%)	4.59%	8.66%
Class C		(8.38%)	4.82%	8.75%
Class E		(13.02%)			3.67%	Apr 2, 2007
Class I		(7.45%)			5.40%	Apr 2, 2007
Class R		(8.01%)			(1.36%)	Jul 31, 2008
Class Y		(7.67%)	5.61%	9.61%
Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes)		7.85%	6.68%	5.89%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	7.84%	6.50%	5.78%
Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflects no deduction for fees, expenses or taxes)		0.21%	1.82%	2.19%
Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes)	[2]	0.07%	1.36%	1.85%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	2.92%
Lipper Global Flexible Portfolio Funds Universe Average (net of fees and expenses)		(5.75%)	1.00%	6.07%
[1]	(The Fund's benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. IICO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests)
[2]	(The Fund's benchmark changed from Citigroup Short-Term Index for 1 Month Certificates of Deposit, effective March 2012. IICO believes that the Barclays U.S. Treasury Bills: 1-3 Month Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Asset Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Asset Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Asset Strategy Fund seeks to achieve its objective by allocating its assets primarily among stocks, bonds and short-term instruments of issuers in markets around the globe, as well as investments in precious metals and investments with exposure to various foreign currencies. The Fund may invest its assets in any market that IICO believes can offer a high probability of return or, alternatively, can provide a high degree of safety in uncertain times. Dependent on its outlook for the U.S. and global economies, IICO identifies growth themes and then focuses its strategy on allocating the Fund’s assets among stocks, bonds, cash, precious metals, currency and derivative instruments, including derivatives traded over-the-counter and on exchanges. After determining these allocations, IICO seeks attractive opportunities within each market by focusing on issuers in countries, sectors and companies with strong cash flow and low balance sheet leverage.
  “Stocks” include equity securities of all types, although IICO typically emphasizes growth potential in selecting stocks by focusing on what it believes are steady-growth companies that fit IICO’s criteria for sustainable competitive advantage and that IICO believes are positioned to benefit from continued global rebalancing and the globally emerging middle class. Growth stocks are those whose earnings IICO believes are likely to grow faster than the economy. The Fund may invest in securities issued by companies of any size, but primarily focuses on securities issued by large cap companies.
  “Bonds” include all varieties of fixed-income instruments, such as corporate debt securities or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Fund’s total assets, of high-yield/high-risk bonds, or junk bonds, which include bonds rated BB+ or below by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality.
  “Short-term instruments” include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.
  Within each of these investment types, the Fund may invest in U.S. and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities, including issuers located in and/or generating revenue from emerging markets. Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.
IICO may allocate the Fund’s investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively. IICO may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks and bonds in any fixed proportion, nor is it limited by investment style or by the issuer’s location, size, market capitalization or industry sector. The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions. Subject to diversification limits, the Fund also may invest up to 25% of its total assets in precious metals.

Generally, in determining whether to sell a security, IICO considers many factors, which may include a deterioration in a company’s fundamentals caused by global-specific factors such as geo-political landscape changes, regulatory or currency changes, or increased competition, as well as company-specific factors, such as reduced pricing power, diminished market opportunity, or increased competition. IICO also may sell a security if the price of the security reaches what IICO believes is fair value, to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

IICO may, when consistent with the Fund’s investment objective, seek to manage exposure to various securities, various companies, sectors or markets, various foreign currencies, precious metals and various markets. In an effort to manage exposure to companies, sectors or equity markets, IICO may utilize various instruments including, but not limited to, the following: futures contracts, both long and short positions on foreign and U.S. equity indices, total return swaps, credit default swaps and options contracts, both written and purchased, on foreign and U.S. equity indices and/or on individual equity securities. In seeking to manage foreign currency exposure, IICO may utilize forward contracts and option contracts, both written and purchased, either to increase or decrease exposure to a given currency. In seeking to manage the Fund’s exposure to precious metals, IICO may utilize futures contracts, both long and short positions as well as options contracts, both written and purchased, on precious metals.

		IICO may reduce the Fund’s net equity exposure by selling, among other instruments, combined futures and option positions, and may effect short sales of individual securities and/or exchange-traded funds (ETFs) or take long positions in inverse ETFs.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Commodities Risk. Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund’s investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, the Fund may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments. Moreover, under the federal tax law, the Fund may not earn more than 10% of its annual gross income from gains resulting from selling commodities (and other non-qualifying income). Accordingly, the Fund may be required to hold its commodities or to sell them at a loss, or to sell portfolio securities at a gain, when for investment reasons it would not otherwise do so.
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Derivatives Risk. The use of derivatives presents several risks, including the risk that these instruments may be regulated in a manner that adversely affects the value of the Fund’s investments and the risk that fluctuations in the value of the derivatives may not correlate with securities markets or the underlying asset from which the derivative’s value is derived. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Investment Company Securities Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest. Investments in exchange-traded funds (ETFs) and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 15.00% (the third quarter of 2005) and the lowest quarterly return was -19.20% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 6.43%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Asset Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	668
3 Years	rr_ExpenseExampleYear03	866
5 Years	rr_ExpenseExampleYear05	1,080
10 Years	rr_ExpenseExampleYear10	1,696
1 Year	rr_ExpenseExampleNoRedemptionYear01	668
3 Years	rr_ExpenseExampleNoRedemptionYear03	866
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,080
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,696
2002	rr_AnnualReturn2002	3.09%
2003	rr_AnnualReturn2003	11.43%
2004	rr_AnnualReturn2004	12.92%
2005	rr_AnnualReturn2005	22.28%
2006	rr_AnnualReturn2006	19.78%
2007	rr_AnnualReturn2007	41.31%
2008	rr_AnnualReturn2008	(25.90%)
2009	rr_AnnualReturn2009	23.81%
2010	rr_AnnualReturn2010	9.77%
2011	rr_AnnualReturn2011	(7.68%)
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2005
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.20%)
1 Year	rr_AverageAnnualReturnYear01	(12.99%)
5 Years	rr_AverageAnnualReturnYear05	4.36%
10 Years	rr_AverageAnnualReturnYear10	8.93%
Ivy Asset Strategy Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
1 Year	rr_ExpenseExampleYear01	579
3 Years	rr_ExpenseExampleYear03	854
5 Years	rr_ExpenseExampleYear05	1,054
10 Years	rr_ExpenseExampleYear10	1,865
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	554
5 Years	rr_ExpenseExampleNoRedemptionYear05	954
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,865
1 Year	rr_AverageAnnualReturnYear01	(12.04%)
5 Years	rr_AverageAnnualReturnYear05	4.59%
10 Years	rr_AverageAnnualReturnYear10	8.66%
Ivy Asset Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.71%
1 Year	rr_ExpenseExampleYear01	174
3 Years	rr_ExpenseExampleYear03	539
5 Years	rr_ExpenseExampleYear05	928
10 Years	rr_ExpenseExampleYear10	2,019
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	539
5 Years	rr_ExpenseExampleNoRedemptionYear05	928
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,019
1 Year	rr_AverageAnnualReturnYear01	(8.38%)
5 Years	rr_AverageAnnualReturnYear05	4.82%
10 Years	rr_AverageAnnualReturnYear10	8.75%
Ivy Asset Strategy Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.23%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	691
3 Years	rr_ExpenseExampleYear03	974
5 Years	rr_ExpenseExampleYear05	1,283
10 Years	rr_ExpenseExampleYear10	2,152
1 Year	rr_ExpenseExampleNoRedemptionYear01	691
3 Years	rr_ExpenseExampleNoRedemptionYear03	974
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,283
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,152
1 Year	rr_AverageAnnualReturnYear01	(13.02%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Asset Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	240
5 Years	rr_ExpenseExampleNoRedemptionYear05	417
10 Years	rr_ExpenseExampleNoRedemptionYear10	930
1 Year	rr_AverageAnnualReturnYear01	(7.45%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	5.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Asset Strategy Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_ExpenseExampleNoRedemptionYear01	136
3 Years	rr_ExpenseExampleNoRedemptionYear03	425
5 Years	rr_ExpenseExampleNoRedemptionYear05	734
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,613
1 Year	rr_AverageAnnualReturnYear01	(8.01%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	(1.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2008
Ivy Asset Strategy Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	314
5 Years	rr_ExpenseExampleYear05	549
10 Years	rr_ExpenseExampleYear10	1,221
1 Year	rr_ExpenseExampleNoRedemptionYear01	99
3 Years	rr_ExpenseExampleNoRedemptionYear03	314
5 Years	rr_ExpenseExampleNoRedemptionYear05	549
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,221
1 Year	rr_AverageAnnualReturnYear01	(7.67%)
5 Years	rr_AverageAnnualReturnYear05	5.61%
10 Years	rr_AverageAnnualReturnYear10	9.61%
Ivy Asset Strategy Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.15%)
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	8.32%
Ivy Asset Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.17%)
5 Years	rr_AverageAnnualReturnYear05	3.41%
10 Years	rr_AverageAnnualReturnYear10	7.68%
Ivy Asset Strategy Fund | Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.85%
5 Years	rr_AverageAnnualReturnYear05	6.68%
10 Years	rr_AverageAnnualReturnYear10	5.89%
Ivy Asset Strategy Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%	[4]
5 Years	rr_AverageAnnualReturnYear05	6.50%	[4]
10 Years	rr_AverageAnnualReturnYear10	5.78%	[4]
Ivy Asset Strategy Fund | Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.21%
5 Years	rr_AverageAnnualReturnYear05	1.82%
10 Years	rr_AverageAnnualReturnYear10	2.19%
Ivy Asset Strategy Fund | Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%	[5]
5 Years	rr_AverageAnnualReturnYear05	1.36%	[5]
10 Years	rr_AverageAnnualReturnYear10	1.85%	[5]
Ivy Asset Strategy Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Ivy Asset Strategy Fund | Lipper Global Flexible Portfolio Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.75%)
5 Years	rr_AverageAnnualReturnYear05	1.00%
10 Years	rr_AverageAnnualReturnYear10	6.07%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.00%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[3]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.
[4]	(The Fund's benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. IICO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests)
[5]	(The Fund's benchmark changed from Citigroup Short-Term Index for 1 Month Certificates of Deposit, effective March 2012. IICO believes that the Barclays U.S. Treasury Bills: 1-3 Month Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests)

Ivy Asset Strategy New Opportunities Fund
Ivy Asset Strategy New Opportunities Fund
Objective
To seek to provide total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Asset Strategy New Opportunities Fund	Class A		Class B		Class C		Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Asset Strategy New Opportunities Fund		Class A	Class B	Class C	Class I	Class R	Class Y
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%	0.25%
Other Expenses		0.43%	0.49%	0.37%	0.31%	0.40%	0.33%
Total Annual Fund Operating Expenses		1.68%	2.49%	2.37%	1.31%	1.90%	1.58%
Fee Waiver and/or Expense Reimbursement	[1][2]	0.18%	none	none	0.06%	none	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50%	2.49%	2.37%	1.25%	1.90%	1.50%
[1]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class A shares at 1.50% and Class I shares at 1.25%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Asset Strategy New Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	719	1,052	1,414	2,429
Class B Shares	652	1,076	1,426	2,627
Class C Shares	240	739	1,265	2,706
Class I Shares	127	407	710	1,572
Class R Shares	193	597	1,026	2,222
Class Y Shares	153	488	850	1,869

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Asset Strategy New Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	719	1,052	1,414	2,429
Class B Shares	252	776	1,326	2,627
Class C Shares	240	739	1,265	2,706
Class I Shares	127	407	710	1,572
Class R Shares	193	597	1,026	2,222
Class Y Shares	153	488	850	1,869

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategies
Ivy Asset Strategy New Opportunities Fund seeks to achieve its objective by allocating its assets primarily among stocks, bonds and short-term instruments of issuers in markets around the globe, as well as investments in precious metals and investments with exposure to various foreign currencies. The Fund may invest its assets in any market that IICO believes can offer a high probability of return or, alternatively, can provide a high degree of safety in uncertain times. Dependent on its outlook for the U.S. and global economies, IICO identifies growth themes and then focuses its strategy on allocating the Fund’s assets among stocks, bonds, cash, precious metals, currency and derivative instruments, including derivatives traded over-the-counter and on exchanges. After determining these allocations, IICO seeks attractive opportunities within each market by focusing on issuers in countries, sectors and companies with strong cash flow and low balance sheet leverage.
  “Stocks” include equity securities of companies primarily within the small to mid cap range at the time of acquisition (capitalizations within the range of $0.5 billion to $10 billion, small caps typically being less than $3.5 billion and mid caps falling within a range of $1 billion to $10 billion). IICO typically will emphasize relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for higher growth. IICO typically emphasizes growth potential in selecting stocks by focusing on what it believes are steady-growth companies that fit IICO’s criteria for sustainable competitive advantage and that IICO believes are positioned to benefit from continued global rebalancing and the globally emerging middle class. Growth stocks are those whose earnings IICO believes are likely to grow faster than the economy.
  “Bonds” include all varieties of fixed-income instruments, such as corporate debt securities or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Fund’s total assets, of high-yield/high-risk bonds, or junk bonds, which include bonds rated BB+ or below by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality.
  “Short-term instruments” include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.
  Within each of these investment types, the Fund may invest in U.S. and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities, including issuers located in and/or generating revenue from emerging markets. Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.
IICO may allocate the Fund’s investments among these different types of securities in different proportions at different times, including up to 100% in stocks of small-to-mid-cap issuers, bonds, or short-term instruments, respectively. IICO may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks and bonds in any fixed proportion, nor is it limited by investment style or by the issuer’s location, size, market capitalization or industry sector except that its stock holdings will be securities of primarily small-to-mid-cap companies. The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions. Subject to diversification limits, the Fund also may invest up to 25% of its total assets in precious metals.

Generally, in determining whether to sell a security, IICO considers many factors, which may include a deterioration in a company’s fundamentals caused by global-specific factors such as geo-political landscape changes, regulatory or currency changes, or increased competition, as well as company-specific factors, such as reduced pricing power, diminished market opportunity, or increased competition. IICO also may sell a security if the price of the security reaches what IICO believes is fair value, to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

IICO may, when consistent with the Fund’s investment objective, seek to manage exposure to various securities, various companies, sectors or markets, various foreign currencies, precious metals and various markets. In an effort to manage exposure to companies, sectors or equity markets, IICO may utilize various instruments including, but not limited to, the following: futures contracts, both long and short positions on foreign and U.S. equity indices, total return swaps, credit default swaps and options contracts, both written and purchased, on foreign and U.S. equity indices and/or on individual equity securities. In seeking to manage foreign currency exposure, IICO may utilize forward contracts and option contracts, both written and purchased, either to increase or decrease exposure to a given currency. In seeking to manage the Fund’s exposure to precious metals, IICO may utilize futures contracts, both long and short positions as well as options contracts, both written and purchased, on precious metals.

IICO may reduce the Fund’s net equity exposure by selling, among other instruments, combined futures and option positions, and may effect short sales of individual securities and/or exchange-traded funds (ETFs) or take long positions in inverse ETFs.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Commodities Risk. Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund’s investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, the Fund may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments. Moreover, under the federal tax law, the Fund may not earn more than 10% of its annual gross income from gains resulting from selling commodities (and other non-qualifying income). Accordingly, the Fund may be required to hold its commodities or to sell them at a loss, or to sell portfolio securities at a gain, when for investment reasons it would not otherwise do so.
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Derivatives Risk. The use of derivatives presents several risks, including the risk that these instruments may be regulated in a manner that adversely affects the value of the Fund’s investments and the risk that fluctuations in the value of the derivatives may not correlate with securities markets or the underlying asset from which the derivative’s value is derived. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Investment Company Securities Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest. Investments in exchange-traded funds (ETFs) and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group.
  Small Company Risk. Equity securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows the performance for Class A shares for the calendar year 2011. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31

In the period shown in the chart, the highest quarterly return was 1.45% (the first quarter of 2011) and the lowest quarterly return was -24.84% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 3.26%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Asset Strategy New Opportunities Fund		1 Year	Life of Class	Inception Date
Class A		(28.01%)	(6.37%)	May 3, 2010
Class A Return After Taxes on Distributions		(28.01%)	(6.37%)
Class A Return After Taxes on Distributions and Sale of Fund Shares		(18.20%)	(5.40%)
Class B		(27.36%)	(6.23%)	May 3, 2010
Class C		(24.25%)	(3.84%)	May 3, 2010
Class I		(23.38%)	(2.75%)	May 3, 2010
Class R		(23.93%)	(3.41%)	May 3, 2010
Class Y		(23.62%)	(2.98%)	May 3, 2010
Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes)	[1]	7.85%	6.92%	May 1, 2010
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	7.84%	6.88%	May 1, 2010
Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflects no deduction for fees, expenses or taxes)	[1]	0.21%	0.24%	May 1, 2010
Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes)	[3]	0.07%	0.10%	May 1, 2010
MSCI AC World SMID Index (reflects no deduction for fees, expenses or taxes)	[1]	(10.42%)	0.81%	May 1, 2010
Lipper Global Flexible Portfolio Funds Universe Average (net of fees and expenses)	[1]	(5.75%)	1.20%	May 1, 2010
[1]	(Life of Class index comparison begins on May 1, 2010)
[2]	(The Fund's benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. IICO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests) (Life of Class index comparison begins on May 1, 2010)
[3]	(The Fund's benchmark changed from Citigroup Short-Term Index for 1 Month Certificates of Deposit, effective March 2012. IICO believes that the Barclays U.S. Treasury Bills: 1-3 Month Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests) (Life of Class index comparison begins on May 1, 2010)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Asset Strategy New Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Asset Strategy New Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31,2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Asset Strategy New Opportunities Fund seeks to achieve its objective by allocating its assets primarily among stocks, bonds and short-term instruments of issuers in markets around the globe, as well as investments in precious metals and investments with exposure to various foreign currencies. The Fund may invest its assets in any market that IICO believes can offer a high probability of return or, alternatively, can provide a high degree of safety in uncertain times. Dependent on its outlook for the U.S. and global economies, IICO identifies growth themes and then focuses its strategy on allocating the Fund’s assets among stocks, bonds, cash, precious metals, currency and derivative instruments, including derivatives traded over-the-counter and on exchanges. After determining these allocations, IICO seeks attractive opportunities within each market by focusing on issuers in countries, sectors and companies with strong cash flow and low balance sheet leverage.
  “Stocks” include equity securities of companies primarily within the small to mid cap range at the time of acquisition (capitalizations within the range of $0.5 billion to $10 billion, small caps typically being less than $3.5 billion and mid caps falling within a range of $1 billion to $10 billion). IICO typically will emphasize relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for higher growth. IICO typically emphasizes growth potential in selecting stocks by focusing on what it believes are steady-growth companies that fit IICO’s criteria for sustainable competitive advantage and that IICO believes are positioned to benefit from continued global rebalancing and the globally emerging middle class. Growth stocks are those whose earnings IICO believes are likely to grow faster than the economy.
  “Bonds” include all varieties of fixed-income instruments, such as corporate debt securities or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Fund’s total assets, of high-yield/high-risk bonds, or junk bonds, which include bonds rated BB+ or below by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality.
  “Short-term instruments” include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.
  Within each of these investment types, the Fund may invest in U.S. and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities, including issuers located in and/or generating revenue from emerging markets. Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.
IICO may allocate the Fund’s investments among these different types of securities in different proportions at different times, including up to 100% in stocks of small-to-mid-cap issuers, bonds, or short-term instruments, respectively. IICO may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks and bonds in any fixed proportion, nor is it limited by investment style or by the issuer’s location, size, market capitalization or industry sector except that its stock holdings will be securities of primarily small-to-mid-cap companies. The Fund may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions. Subject to diversification limits, the Fund also may invest up to 25% of its total assets in precious metals.

Generally, in determining whether to sell a security, IICO considers many factors, which may include a deterioration in a company’s fundamentals caused by global-specific factors such as geo-political landscape changes, regulatory or currency changes, or increased competition, as well as company-specific factors, such as reduced pricing power, diminished market opportunity, or increased competition. IICO also may sell a security if the price of the security reaches what IICO believes is fair value, to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

IICO may, when consistent with the Fund’s investment objective, seek to manage exposure to various securities, various companies, sectors or markets, various foreign currencies, precious metals and various markets. In an effort to manage exposure to companies, sectors or equity markets, IICO may utilize various instruments including, but not limited to, the following: futures contracts, both long and short positions on foreign and U.S. equity indices, total return swaps, credit default swaps and options contracts, both written and purchased, on foreign and U.S. equity indices and/or on individual equity securities. In seeking to manage foreign currency exposure, IICO may utilize forward contracts and option contracts, both written and purchased, either to increase or decrease exposure to a given currency. In seeking to manage the Fund’s exposure to precious metals, IICO may utilize futures contracts, both long and short positions as well as options contracts, both written and purchased, on precious metals.

		IICO may reduce the Fund’s net equity exposure by selling, among other instruments, combined futures and option positions, and may effect short sales of individual securities and/or exchange-traded funds (ETFs) or take long positions in inverse ETFs.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Commodities Risk. Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund’s investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, the Fund may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments. Moreover, under the federal tax law, the Fund may not earn more than 10% of its annual gross income from gains resulting from selling commodities (and other non-qualifying income). Accordingly, the Fund may be required to hold its commodities or to sell them at a loss, or to sell portfolio securities at a gain, when for investment reasons it would not otherwise do so.
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Derivatives Risk. The use of derivatives presents several risks, including the risk that these instruments may be regulated in a manner that adversely affects the value of the Fund’s investments and the risk that fluctuations in the value of the derivatives may not correlate with securities markets or the underlying asset from which the derivative’s value is derived. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Investment Company Securities Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest. Investments in exchange-traded funds (ETFs) and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group.
  Small Company Risk. Equity securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows the performance for Class A shares for the calendar year 2011. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows the performance for Class A shares for the calendar year 2011. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 1.45% (the first quarter of 2011) and the lowest quarterly return was -24.84% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 3.26%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Asset Strategy New Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	719
3 Years	rr_ExpenseExampleYear03	1,052
5 Years	rr_ExpenseExampleYear05	1,414
10 Years	rr_ExpenseExampleYear10	2,429
1 Year	rr_ExpenseExampleNoRedemptionYear01	719
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,052
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,414
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,429
2011	rr_AnnualReturn2011	(23.62%)
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.84%)
1 Year	rr_AverageAnnualReturnYear01	(28.01%)
Life of Class	rr_AverageAnnualReturnSinceInception	(6.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Ivy Asset Strategy New Opportunities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.49%
1 Year	rr_ExpenseExampleYear01	652
3 Years	rr_ExpenseExampleYear03	1,076
5 Years	rr_ExpenseExampleYear05	1,426
10 Years	rr_ExpenseExampleYear10	2,627
1 Year	rr_ExpenseExampleNoRedemptionYear01	252
3 Years	rr_ExpenseExampleNoRedemptionYear03	776
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,326
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,627
1 Year	rr_AverageAnnualReturnYear01	(27.36%)
Life of Class	rr_AverageAnnualReturnSinceInception	(6.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Ivy Asset Strategy New Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.37%
1 Year	rr_ExpenseExampleYear01	240
3 Years	rr_ExpenseExampleYear03	739
5 Years	rr_ExpenseExampleYear05	1,265
10 Years	rr_ExpenseExampleYear10	2,706
1 Year	rr_ExpenseExampleNoRedemptionYear01	240
3 Years	rr_ExpenseExampleNoRedemptionYear03	739
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,265
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,706
1 Year	rr_AverageAnnualReturnYear01	(24.25%)
Life of Class	rr_AverageAnnualReturnSinceInception	(3.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Ivy Asset Strategy New Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	407
5 Years	rr_ExpenseExampleYear05	710
10 Years	rr_ExpenseExampleYear10	1,572
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	407
5 Years	rr_ExpenseExampleNoRedemptionYear05	710
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,572
1 Year	rr_AverageAnnualReturnYear01	(23.38%)
Life of Class	rr_AverageAnnualReturnSinceInception	(2.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Ivy Asset Strategy New Opportunities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
1 Year	rr_ExpenseExampleYear01	193
3 Years	rr_ExpenseExampleYear03	597
5 Years	rr_ExpenseExampleYear05	1,026
10 Years	rr_ExpenseExampleYear10	2,222
1 Year	rr_ExpenseExampleNoRedemptionYear01	193
3 Years	rr_ExpenseExampleNoRedemptionYear03	597
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,026
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,222
1 Year	rr_AverageAnnualReturnYear01	(23.93%)
Life of Class	rr_AverageAnnualReturnSinceInception	(3.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Ivy Asset Strategy New Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	488
5 Years	rr_ExpenseExampleYear05	850
10 Years	rr_ExpenseExampleYear10	1,869
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	488
5 Years	rr_ExpenseExampleNoRedemptionYear05	850
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,869
1 Year	rr_AverageAnnualReturnYear01	(23.62%)
Life of Class	rr_AverageAnnualReturnSinceInception	(2.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2010
Ivy Asset Strategy New Opportunities Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(28.01%)
Life of Class	rr_AverageAnnualReturnSinceInception	(6.37%)
Ivy Asset Strategy New Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.20%)
Life of Class	rr_AverageAnnualReturnSinceInception	(5.40%)
Ivy Asset Strategy New Opportunities Fund | Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.85%	[4]
Life of Class	rr_AverageAnnualReturnSinceInception	6.92%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2010	[4]
Ivy Asset Strategy New Opportunities Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%	[5]
Life of Class	rr_AverageAnnualReturnSinceInception	6.88%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2010	[5]
Ivy Asset Strategy New Opportunities Fund | Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.21%	[4]
Life of Class	rr_AverageAnnualReturnSinceInception	0.24%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2010	[4]
Ivy Asset Strategy New Opportunities Fund | Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%	[6]
Life of Class	rr_AverageAnnualReturnSinceInception	0.10%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2010	[6]
Ivy Asset Strategy New Opportunities Fund | MSCI AC World SMID Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.42%)	[4]
Life of Class	rr_AverageAnnualReturnSinceInception	0.81%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2010	[4]
Ivy Asset Strategy New Opportunities Fund | Lipper Global Flexible Portfolio Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.75%)	[4]
Life of Class	rr_AverageAnnualReturnSinceInception	1.20%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2010	[4]

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class A shares at 1.50% and Class I shares at 1.25%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[3]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.
[4]	(Life of Class index comparison begins on May 1, 2010)
[5]	(The Fund's benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. IICO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests) (Life of Class index comparison begins on May 1, 2010)
[6]	(The Fund's benchmark changed from Citigroup Short-Term Index for 1 Month Certificates of Deposit, effective March 2012. IICO believes that the Barclays U.S. Treasury Bills: 1-3 Month Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests) (Life of Class index comparison begins on May 1, 2010)

Ivy Balanced Fund
Ivy Balanced Fund
Objective
To seek to provide total return through a combination of capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Balanced Fund	Class A		Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Balanced Fund		Class A	Class B	Class C	Class I	Class Y
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.28%	0.32%	0.22%	0.24%	0.24%
Total Annual Fund Operating Expenses		1.23%	2.02%	1.92%	0.94%	1.19%
Fee Waiver and/or Expense Reimbursement	[1]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.23%	2.02%	1.92%	0.94%	1.19%
[1]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Ivy Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	693	943	1,212	1,978
Class B Shares	605	934	1,188	2,145
Class C Shares	195	603	1,037	2,243
Class I Shares	96	300	520	1,155
Class Y Shares	121	378	654	1,443

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	693	943	1,212	1,978
Class B Shares	205	634	1,088	2,145
Class C Shares	195	603	1,037	2,243
Class I Shares	96	300	520	1,155
Class Y Shares	121	378	654	1,443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Principal Investment Strategies
Ivy Balanced Fund seeks to achieve its objective by investing primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. Regarding its equity investments, the Fund invests primarily in medium to large, well-established companies that usually issue dividend-paying securities. The Fund owns common stocks in order to provide possible appreciation of capital and some dividend income. In general, the Fund invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Fund ordinarily invests at least 25% of its total assets in fixed-income securities. The majority of the Fund’s debt securities are either U.S. government securities or investment-grade corporate bonds, including bonds rated BBB- or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Ivy Investment Management Company (IICO), the Fund’s investment manager, to be of comparable quality. The Fund may invest up to 20% of its total assets in non-investment grade debt securities, which may include secured bank loans or floating rate notes. The Fund has no limitations on the range of maturities of the debt securities in which it may invest, or on the size of companies in which it may invest.

In selecting equity securities for the Fund, IICO follows a core investing strategy and seeks companies that it believes possess attractive business economics, are in a strong financial condition and are selling at attractive valuations both on a relative and an absolute basis. IICO also considers a company’s potential for dividend growth, its growth and profitability opportunities and sustainability, its relative strength in earnings, its management, improving fundamentals and valuation, its balance sheet, its stock price value, and the condition of the respective industry. In selecting debt securities for the Fund, IICO seeks high-quality securities with minimal credit risk.

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

Generally, in determining whether to sell an equity security or a debt security, IICO uses the same analysis as identified above in order to determine if the equity security is still undervalued or has met its anticipated price. In determining whether to sell a debt security, IICO will consider whether the security continues to maintain its minimal credit risk. IICO may also sell a security if the security ceases to produce income, to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Loan Participation Risk. In addition to the risks typically associated with fixed-income securities, loan participations carry other risks, including the risk of insolvency of the lending bank or other intermediary. Loan participations may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market.
  Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Spectrum Fund, which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Balanced Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance prior to December 8, 2003 has not been restated to reflect the estimated annual operating expenses of the Ivy Balanced Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 10.03% (the third quarter of 2009) and the lowest quarterly return was -10.92% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 6.70%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Balanced Fund		1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A		(3.25%)	3.28%	4.92%
Class A Return After Taxes on Distributions		(3.46%)	2.98%	4.63%
Class A Return After Taxes on Distributions and Sale of Fund Shares		(1.78%)	2.81%	4.24%
Class B		(2.15%)	3.44%		5.05%	Dec 8, 2003
Class C		1.98%	3.82%		5.23%	Dec 8, 2003
Class I		2.98%			4.96%	Apr 2, 2007
Class Y		2.71%	4.61%		6.14%	Dec 8, 2003
Citigroup Treasury/Govt Sponsored/Credit Index (reflects no deduction for fees, expenses or taxes)		8.58%	6.65%	5.94%
Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	[1]	8.74%	6.55%	5.85%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	2.92%
Lipper Mixed-Asset Target Allocation Growth Funds Universe Average (net of fees and expenses)		(1.24%)	0.71%	3.81%
[1]	(The Fund's benchmark changed from Citigroup Treasury/Govt Sponsored/Credit Index, effective March 2012. IICO believes that the Barclays U.S. Government/Credit Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide total return through a combination of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Balanced Fund seeks to achieve its objective by investing primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. Regarding its equity investments, the Fund invests primarily in medium to large, well-established companies that usually issue dividend-paying securities. The Fund owns common stocks in order to provide possible appreciation of capital and some dividend income. In general, the Fund invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Fund ordinarily invests at least 25% of its total assets in fixed-income securities. The majority of the Fund’s debt securities are either U.S. government securities or investment-grade corporate bonds, including bonds rated BBB- or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Ivy Investment Management Company (IICO), the Fund’s investment manager, to be of comparable quality. The Fund may invest up to 20% of its total assets in non-investment grade debt securities, which may include secured bank loans or floating rate notes. The Fund has no limitations on the range of maturities of the debt securities in which it may invest, or on the size of companies in which it may invest.

In selecting equity securities for the Fund, IICO follows a core investing strategy and seeks companies that it believes possess attractive business economics, are in a strong financial condition and are selling at attractive valuations both on a relative and an absolute basis. IICO also considers a company’s potential for dividend growth, its growth and profitability opportunities and sustainability, its relative strength in earnings, its management, improving fundamentals and valuation, its balance sheet, its stock price value, and the condition of the respective industry. In selecting debt securities for the Fund, IICO seeks high-quality securities with minimal credit risk.

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

Generally, in determining whether to sell an equity security or a debt security, IICO uses the same analysis as identified above in order to determine if the equity security is still undervalued or has met its anticipated price. In determining whether to sell a debt security, IICO will consider whether the security continues to maintain its minimal credit risk. IICO may also sell a security if the security ceases to produce income, to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Loan Participation Risk. In addition to the risks typically associated with fixed-income securities, loan participations carry other risks, including the risk of insolvency of the lending bank or other intermediary. Loan participations may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market.
  Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Spectrum Fund, which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Balanced Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance prior to December 8, 2003 has not been restated to reflect the estimated annual operating expenses of the Ivy Balanced Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 10.03% (the third quarter of 2009) and the lowest quarterly return was -10.92% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 6.70%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.23%
1 Year	rr_ExpenseExampleYear01	693
3 Years	rr_ExpenseExampleYear03	943
5 Years	rr_ExpenseExampleYear05	1,212
10 Years	rr_ExpenseExampleYear10	1,978
1 Year	rr_ExpenseExampleNoRedemptionYear01	693
3 Years	rr_ExpenseExampleNoRedemptionYear03	943
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,212
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,978
2002	rr_AnnualReturn2002	(9.30%)
2003	rr_AnnualReturn2003	20.59%
2004	rr_AnnualReturn2004	8.53%
2005	rr_AnnualReturn2005	4.59%
2006	rr_AnnualReturn2006	10.59%
2007	rr_AnnualReturn2007	12.85%
2008	rr_AnnualReturn2008	(19.47%)
2009	rr_AnnualReturn2009	15.08%
2010	rr_AnnualReturn2010	16.12%
2011	rr_AnnualReturn2011	2.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.92%)
1 Year	rr_AverageAnnualReturnYear01	(3.25%)
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	4.92%
Ivy Balanced Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.02%
1 Year	rr_ExpenseExampleYear01	605
3 Years	rr_ExpenseExampleYear03	934
5 Years	rr_ExpenseExampleYear05	1,188
10 Years	rr_ExpenseExampleYear10	2,145
1 Year	rr_ExpenseExampleNoRedemptionYear01	205
3 Years	rr_ExpenseExampleNoRedemptionYear03	634
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,145
1 Year	rr_AverageAnnualReturnYear01	(2.15%)
5 Years	rr_AverageAnnualReturnYear05	3.44%
Life of Class	rr_AverageAnnualReturnSinceInception	5.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2003
Ivy Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.92%
1 Year	rr_ExpenseExampleYear01	195
3 Years	rr_ExpenseExampleYear03	603
5 Years	rr_ExpenseExampleYear05	1,037
10 Years	rr_ExpenseExampleYear10	2,243
1 Year	rr_ExpenseExampleNoRedemptionYear01	195
3 Years	rr_ExpenseExampleNoRedemptionYear03	603
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,037
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,243
1 Year	rr_AverageAnnualReturnYear01	1.98%
5 Years	rr_AverageAnnualReturnYear05	3.82%
Life of Class	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2003
Ivy Balanced Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,155
1 Year	rr_ExpenseExampleNoRedemptionYear01	96
3 Years	rr_ExpenseExampleNoRedemptionYear03	300
5 Years	rr_ExpenseExampleNoRedemptionYear05	520
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,155
1 Year	rr_AverageAnnualReturnYear01	2.98%
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Balanced Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	1,443
1 Year	rr_ExpenseExampleNoRedemptionYear01	121
3 Years	rr_ExpenseExampleNoRedemptionYear03	378
5 Years	rr_ExpenseExampleNoRedemptionYear05	654
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,443
1 Year	rr_AverageAnnualReturnYear01	2.71%
5 Years	rr_AverageAnnualReturnYear05	4.61%
Life of Class	rr_AverageAnnualReturnSinceInception	6.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2003
Ivy Balanced Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.46%)
5 Years	rr_AverageAnnualReturnYear05	2.98%
10 Years	rr_AverageAnnualReturnYear10	4.63%
Ivy Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.78%)
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years	rr_AverageAnnualReturnYear10	4.24%
Ivy Balanced Fund | Citigroup Treasury/Govt Sponsored/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.58%
5 Years	rr_AverageAnnualReturnYear05	6.65%
10 Years	rr_AverageAnnualReturnYear10	5.94%
Ivy Balanced Fund | Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.74%	[3]
5 Years	rr_AverageAnnualReturnYear05	6.55%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.85%	[3]
Ivy Balanced Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Ivy Balanced Fund | Lipper Mixed-Asset Target Allocation Growth Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.24%)
5 Years	rr_AverageAnnualReturnYear05	0.71%
10 Years	rr_AverageAnnualReturnYear10	3.81%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.
[3]	(The Fund's benchmark changed from Citigroup Treasury/Govt Sponsored/Credit Index, effective March 2012. IICO believes that the Barclays U.S. Government/Credit Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests)

Ivy Energy Fund
Ivy Energy Fund
Objective
To seek to provide capital growth and appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Energy Fund		Class A	Class B	Class C	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	[1]	1.00%	5.00%	1.00%	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses ((expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Energy Fund		Class A	Class B	Class C	Class I	Class Y
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.50%	0.56%	0.38%	0.34%	0.35%
Total Annual Fund Operating Expenses		1.60%	2.41%	2.23%	1.19%	1.45%
Fee Waiver and/or Expense Reimbursement	[1][2]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.60%	2.41%	2.23%	1.19%	1.45%
[1]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class A shares at 1.60%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Ivy Energy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	728	1,051	1,396	2,366
Class B Shares	644	1,051	1,385	2,546
Class C Shares	226	697	1,195	2,565
Class I Shares	121	378	654	1,443
Class Y Shares	148	459	792	1,735

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Energy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	728	1,051	1,396	2,366
Class B Shares	244	751	1,285	2,546
Class C Shares	226	697	1,195	2,565
Class I Shares	121	378	654	1,443
Class Y Shares	148	459	792	1,735

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies
Ivy Energy Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies within the energy sector, which includes all aspects of the energy industry, such as exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources. These companies may include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, transporters, utilities, alternative energy companies and innovative energy technology companies. The Fund also may invest in companies that are not within the energy sector that are engaged in the development of products and services to enhance energy efficiency for the users of those products and services. The Fund invests in a blend of value and growth companies domiciled throughout the world, including, potentially, companies domiciled or traded in emerging markets. The Fund may invest up to 100% of its total assets in foreign securities.

After conducting a top-down market analysis of the energy industry and then identifying trends and sectors, IICO uses a research-oriented, bottom-up investment approach when selecting securities for the Fund, focusing on company fundamentals and growth prospects. In general, the Fund emphasizes companies that IICO believes are strongly managed and can generate above average, capital growth and appreciation.

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities to determine whether the security has ceased to offer significant growth potential, has become undervalued and/or whether the prospects of the issuer have deteriorated. IICO may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Concentration Risk. Because the Fund invests more than 25% of its total assets in the energy related industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Fund’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the limited number of issuers of energy related securities.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Energy Industry Risk. Investment risks associated with investing in energy securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental safety regulations, demand of energy fuels, energy conservation, the success of exploration projects, and tax and other governmental regulations.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 23.26% (the second quarter of 2008) and the lowest quarterly return was -33.24% (the third quarter of 2008). The Class A return for the year through June 30, 2012 was -8.02%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns - Ivy Energy Fund Ivy Energy Fund	1 Year	5 Years	Life of Class	Inception Date
Class A	(15.03%)	2.90%	2.32%	Apr 3, 2006
Class A Return After Taxes on Distributions	(15.03%)	2.90%	2.32%	Apr 3, 2006
Class A Return After Taxes on Distributions and Sale of Fund Shares	(9.77%)	2.49%	1.99%	Apr 3, 2006
Class B	(14.12%)	3.04%	2.37%	Apr 3, 2006
Class C	(10.39%)	3.38%	2.68%	Apr 3, 2006
Class I	(9.51%)		3.45%	Apr 2, 2007
Class Y	(9.72%)	4.23%	3.53%	Apr 3, 2006
S&P 1500 Energy Sector Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on May 1, 2006)	3.92%	4.86%	5.42%	May 1, 2006
Lipper Natural Resources Funds Universe Average (net of fees and expenses) (Life of Class index comparison begins on May 1, 2006)	(5.75%)	2.26%	1.01%	May 1, 2006

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Energy Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide capital growth and appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses ((expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Energy Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies within the energy sector, which includes all aspects of the energy industry, such as exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources. These companies may include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, transporters, utilities, alternative energy companies and innovative energy technology companies. The Fund also may invest in companies that are not within the energy sector that are engaged in the development of products and services to enhance energy efficiency for the users of those products and services. The Fund invests in a blend of value and growth companies domiciled throughout the world, including, potentially, companies domiciled or traded in emerging markets. The Fund may invest up to 100% of its total assets in foreign securities.

After conducting a top-down market analysis of the energy industry and then identifying trends and sectors, IICO uses a research-oriented, bottom-up investment approach when selecting securities for the Fund, focusing on company fundamentals and growth prospects. In general, the Fund emphasizes companies that IICO believes are strongly managed and can generate above average, capital growth and appreciation.

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

		Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities to determine whether the security has ceased to offer significant growth potential, has become undervalued and/or whether the prospects of the issuer have deteriorated. IICO may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Concentration Risk. Because the Fund invests more than 25% of its total assets in the energy related industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Fund’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the limited number of issuers of energy related securities.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Energy Industry Risk. Investment risks associated with investing in energy securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental safety regulations, demand of energy fuels, energy conservation, the success of exploration projects, and tax and other governmental regulations.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 23.26% (the second quarter of 2008) and the lowest quarterly return was -33.24% (the third quarter of 2008). The Class A return for the year through June 30, 2012 was -8.02%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Energy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	728
3 Years	rr_ExpenseExampleYear03	1,051
5 Years	rr_ExpenseExampleYear05	1,396
10 Years	rr_ExpenseExampleYear10	2,366
1 Year	rr_ExpenseExampleNoRedemptionYear01	728
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,051
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,396
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,366
2007	rr_AnnualReturn2007	48.95%
2008	rr_AnnualReturn2008	(46.64%)
2009	rr_AnnualReturn2009	39.62%
2010	rr_AnnualReturn2010	22.35%
2011	rr_AnnualReturn2011	(9.84%)
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.24%)
1 Year	rr_AverageAnnualReturnYear01	(15.03%)
5 Years	rr_AverageAnnualReturnYear05	2.90%
Life of Class	rr_AverageAnnualReturnSinceInception	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 2006
Ivy Energy Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.41%
1 Year	rr_ExpenseExampleYear01	644
3 Years	rr_ExpenseExampleYear03	1,051
5 Years	rr_ExpenseExampleYear05	1,385
10 Years	rr_ExpenseExampleYear10	2,546
1 Year	rr_ExpenseExampleNoRedemptionYear01	244
3 Years	rr_ExpenseExampleNoRedemptionYear03	751
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,285
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,546
1 Year	rr_AverageAnnualReturnYear01	(14.12%)
5 Years	rr_AverageAnnualReturnYear05	3.04%
Life of Class	rr_AverageAnnualReturnSinceInception	2.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 2006
Ivy Energy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.23%
1 Year	rr_ExpenseExampleYear01	226
3 Years	rr_ExpenseExampleYear03	697
5 Years	rr_ExpenseExampleYear05	1,195
10 Years	rr_ExpenseExampleYear10	2,565
1 Year	rr_ExpenseExampleNoRedemptionYear01	226
3 Years	rr_ExpenseExampleNoRedemptionYear03	697
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,195
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,565
1 Year	rr_AverageAnnualReturnYear01	(10.39%)
5 Years	rr_AverageAnnualReturnYear05	3.38%
Life of Class	rr_AverageAnnualReturnSinceInception	2.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 2006
Ivy Energy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	1,443
1 Year	rr_ExpenseExampleNoRedemptionYear01	121
3 Years	rr_ExpenseExampleNoRedemptionYear03	378
5 Years	rr_ExpenseExampleNoRedemptionYear05	654
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,443
1 Year	rr_AverageAnnualReturnYear01	(9.51%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Energy Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	459
5 Years	rr_ExpenseExampleYear05	792
10 Years	rr_ExpenseExampleYear10	1,735
1 Year	rr_ExpenseExampleNoRedemptionYear01	148
3 Years	rr_ExpenseExampleNoRedemptionYear03	459
5 Years	rr_ExpenseExampleNoRedemptionYear05	792
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,735
1 Year	rr_AverageAnnualReturnYear01	(9.72%)
5 Years	rr_AverageAnnualReturnYear05	4.23%
Life of Class	rr_AverageAnnualReturnSinceInception	3.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 2006
Ivy Energy Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.03%)
5 Years	rr_AverageAnnualReturnYear05	2.90%
Life of Class	rr_AverageAnnualReturnSinceInception	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 2006
Ivy Energy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.77%)
5 Years	rr_AverageAnnualReturnYear05	2.49%
Life of Class	rr_AverageAnnualReturnSinceInception	1.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 2006
Ivy Energy Fund | S&P 1500 Energy Sector Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on May 1, 2006)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.92%
5 Years	rr_AverageAnnualReturnYear05	4.86%
Life of Class	rr_AverageAnnualReturnSinceInception	5.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Ivy Energy Fund | Lipper Natural Resources Funds Universe Average (net of fees and expenses) (Life of Class index comparison begins on May 1, 2006)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.75%)
5 Years	rr_AverageAnnualReturnYear05	2.26%
Life of Class	rr_AverageAnnualReturnSinceInception	1.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class A shares at 1.60%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[3]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Ivy Global Natural Resources Fund
Ivy Global Natural Resources Fund
Objective
To seek to provide capital growth and appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Global Natural Resources Fund (USD $)	Class A		Class B		Class C		Class E	Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none	none
Maximum Annual Maintenance Fee	none		none		none		20	none	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Global Natural Resources Fund		Class A	Class B	Class C	Class E	Class I	Class R	Class Y
Management Fees		0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	none	0.50%	0.25%
Other Expenses		0.35%	0.39%	0.26%	0.97%	0.21%	0.30%	0.21%
Total Annual Fund Operating Expenses		1.41%	2.20%	2.07%	2.03%	1.02%	1.61%	1.27%
Fee Waiver and/or Expense Reimbursement	[1][2]	none	none	none	0.76%	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.41%	2.20%	2.07%	1.27%	1.02%	1.61%	1.27%
[1]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class E shares at 1.27%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Ivy Global Natural Resources Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	710	996	1,302	2,169
Class B Shares	623	988	1,280	2,334
Class C Shares	210	649	1,114	2,400
Class E Shares	717	1,142	1,616	2,920
Class I Shares	104	325	563	1,248
Class R Shares	164	508	876	1,911
Class Y Shares	129	403	697	1,534

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Global Natural Resources Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	710	996	1,302	2,169
Class B Shares	223	688	1,180	2,334
Class C Shares	210	649	1,114	2,400
Class E Shares	717	1,142	1,616	2,920
Class I Shares	104	325	563	1,248
Class R Shares	164	508	876	1,911
Class Y Shares	129	403	697	1,534

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.
Principal Investment Strategies
Ivy Global Natural Resources Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, “natural resources” generally includes, but is not limited to: energy (such as utilities, producers/developers, refiners, service/drilling), alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells), industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water).

The Fund’s investment subadviser, Mackenzie Financial Corporation (Mackenzie), uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up (fundamental, company by company) approach. Mackenzie targets companies for investment that, in its opinion, have strong management and financial positions, adding balance with established low-cost, low-debt producers or positions that are based on anticipated commodity price trends. The Fund seeks to be diversified internationally, and therefore, Mackenzie invests in foreign companies and U.S. companies that have principal operations in foreign jurisdictions. While Mackenzie seeks to anchor the Fund’s assets in North America, international exposure may exceed 50% of the Fund’s total assets. Exposure to companies in any one particular foreign country other than Canada is typically less than 20% of the Fund’s total assets. The Fund also may have exposure to companies located in, and/or doing business in, emerging markets.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

Generally, in determining to sell a security, Mackenzie considers various factors, including whether the holding has sufficiently exceeded its target price, whether a growth-oriented company has failed to deliver growth, and the effect of commodity price trends on certain holdings. Mackenzie may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund’s holding in that security, or to raise cash.

The Fund may, but is not required to, use a range of derivative instruments to hedge market risk on equity securities, increase exposure to specific sectors or companies, and manage exposure to various foreign currencies. In an effort to hedge market risk and increase exposure to equity markets, the Fund may utilize futures on equity indices and/or purchase option contracts on individual equity securities and exchange-traded funds (ETFs). In seeking to manage foreign currency exposure, the Fund may utilize forward contracts to either increase or decrease exposure to a given currency.

Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Derivatives Risk. The use of derivatives presents several risks, including the risk that these instruments may be regulated in a manner that adversely affects the value of the Fund’s investments and the risk that fluctuations in the value of the derivatives may not correlate with securities markets or the underlying asset from which the derivative’s value is derived. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of Mackenzie as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Global Natural Resources Industry Risk. Investment risks associated with investing in global natural resources securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed by natural resource companies in complying with environmental and safety regulations, changes in supply of, or demand for, various natural resources, changes in energy prices, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Investment Company Securities Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest. Investments in exchange-traded funds (ETFs) and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Management Risk. Fund performance is primarily dependent on Mackenzie’s skill in evaluating and managing the Fund’s portfolio, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
  Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 31.95% (the second quarter of 2009) and the lowest quarterly return was -40.91% (the fourth quarter of 2008). The Class A return for the year through June 30, 2012 was -8.90%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Global Natural Resources Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	(26.03%)	(3.48%)	10.25%
Class A Return After Taxes on Distributions	(26.03%)	(5.14%)	8.89%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(16.92%)	(3.36%)	8.80%
Class B	(25.26%)	(3.24%)	9.97%
Class C	(22.05%)	(3.01%)	10.06%
Class E	(25.96%)			(5.15%)	Apr 2, 2007
Class I	(21.20%)			(3.43%)	Apr 2, 2007
Class R	(21.68%)	(2.49%)		1.65%	Dec 29, 2005
Class Y	(21.39%)	(2.13%)		11.48%	Jul 24, 2003
Morgan Stanley Commodity Related Index (reflects no deduction for fees, expenses or taxes)	(11.87%)	6.67%	13.06%
MSCI AC World IMI 55% Energy + 45% Materials Index (reflects no deduction for fees, expenses or taxes)	(11.60%)	2.51%	11.89%
Lipper Global Natural Resources Funds Universe Average (net of fees and expenses)	(16.65%)	1.55%	13.26%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Global Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Global Natural Resources Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide capital growth and appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Global Natural Resources Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, “natural resources” generally includes, but is not limited to: energy (such as utilities, producers/developers, refiners, service/drilling), alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells), industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water).

The Fund’s investment subadviser, Mackenzie Financial Corporation (Mackenzie), uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up (fundamental, company by company) approach. Mackenzie targets companies for investment that, in its opinion, have strong management and financial positions, adding balance with established low-cost, low-debt producers or positions that are based on anticipated commodity price trends. The Fund seeks to be diversified internationally, and therefore, Mackenzie invests in foreign companies and U.S. companies that have principal operations in foreign jurisdictions. While Mackenzie seeks to anchor the Fund’s assets in North America, international exposure may exceed 50% of the Fund’s total assets. Exposure to companies in any one particular foreign country other than Canada is typically less than 20% of the Fund’s total assets. The Fund also may have exposure to companies located in, and/or doing business in, emerging markets.

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

Generally, in determining to sell a security, Mackenzie considers various factors, including whether the holding has sufficiently exceeded its target price, whether a growth-oriented company has failed to deliver growth, and the effect of commodity price trends on certain holdings. Mackenzie may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund’s holding in that security, or to raise cash.

The Fund may, but is not required to, use a range of derivative instruments to hedge market risk on equity securities, increase exposure to specific sectors or companies, and manage exposure to various foreign currencies. In an effort to hedge market risk and increase exposure to equity markets, the Fund may utilize futures on equity indices and/or purchase option contracts on individual equity securities and exchange-traded funds (ETFs). In seeking to manage foreign currency exposure, the Fund may utilize forward contracts to either increase or decrease exposure to a given currency.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Derivatives Risk. The use of derivatives presents several risks, including the risk that these instruments may be regulated in a manner that adversely affects the value of the Fund’s investments and the risk that fluctuations in the value of the derivatives may not correlate with securities markets or the underlying asset from which the derivative’s value is derived. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of Mackenzie as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Global Natural Resources Industry Risk. Investment risks associated with investing in global natural resources securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed by natural resource companies in complying with environmental and safety regulations, changes in supply of, or demand for, various natural resources, changes in energy prices, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Investment Company Securities Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest. Investments in exchange-traded funds (ETFs) and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Management Risk. Fund performance is primarily dependent on Mackenzie’s skill in evaluating and managing the Fund’s portfolio, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
  Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of broad-based securities market indices and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 31.95% (the second quarter of 2009) and the lowest quarterly return was -40.91% (the fourth quarter of 2008). The Class A return for the year through June 30, 2012 was -8.90%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Global Natural Resources Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.41%
1 Year	rr_ExpenseExampleYear01	710
3 Years	rr_ExpenseExampleYear03	996
5 Years	rr_ExpenseExampleYear05	1,302
10 Years	rr_ExpenseExampleYear10	2,169
1 Year	rr_ExpenseExampleNoRedemptionYear01	710
3 Years	rr_ExpenseExampleNoRedemptionYear03	996
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,302
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,169
2002	rr_AnnualReturn2002	4.66%
2003	rr_AnnualReturn2003	45.61%
2004	rr_AnnualReturn2004	27.94%
2005	rr_AnnualReturn2005	29.11%
2006	rr_AnnualReturn2006	25.79%
2007	rr_AnnualReturn2007	43.59%
2008	rr_AnnualReturn2008	(61.36%)
2009	rr_AnnualReturn2009	74.60%
2010	rr_AnnualReturn2010	16.87%
2011	rr_AnnualReturn2011	(21.52%)
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(40.91%)
1 Year	rr_AverageAnnualReturnYear01	(26.03%)
5 Years	rr_AverageAnnualReturnYear05	(3.48%)
10 Years	rr_AverageAnnualReturnYear10	10.25%
Ivy Global Natural Resources Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.20%
1 Year	rr_ExpenseExampleYear01	623
3 Years	rr_ExpenseExampleYear03	988
5 Years	rr_ExpenseExampleYear05	1,280
10 Years	rr_ExpenseExampleYear10	2,334
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	688
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,334
1 Year	rr_AverageAnnualReturnYear01	(25.26%)
5 Years	rr_AverageAnnualReturnYear05	(3.24%)
10 Years	rr_AverageAnnualReturnYear10	9.97%
Ivy Global Natural Resources Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.07%
1 Year	rr_ExpenseExampleYear01	210
3 Years	rr_ExpenseExampleYear03	649
5 Years	rr_ExpenseExampleYear05	1,114
10 Years	rr_ExpenseExampleYear10	2,400
1 Year	rr_ExpenseExampleNoRedemptionYear01	210
3 Years	rr_ExpenseExampleNoRedemptionYear03	649
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,400
1 Year	rr_AverageAnnualReturnYear01	(22.05%)
5 Years	rr_AverageAnnualReturnYear05	(3.01%)
10 Years	rr_AverageAnnualReturnYear10	10.06%
Ivy Global Natural Resources Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.76%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.27%
1 Year	rr_ExpenseExampleYear01	717
3 Years	rr_ExpenseExampleYear03	1,142
5 Years	rr_ExpenseExampleYear05	1,616
10 Years	rr_ExpenseExampleYear10	2,920
1 Year	rr_ExpenseExampleNoRedemptionYear01	717
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,142
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,616
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,920
1 Year	rr_AverageAnnualReturnYear01	(25.96%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	(5.15%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Global Natural Resources Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
1 Year	rr_ExpenseExampleNoRedemptionYear01	104
3 Years	rr_ExpenseExampleNoRedemptionYear03	325
5 Years	rr_ExpenseExampleNoRedemptionYear05	563
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,248
1 Year	rr_AverageAnnualReturnYear01	(21.20%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	(3.43%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Global Natural Resources Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.61%
1 Year	rr_ExpenseExampleYear01	164
3 Years	rr_ExpenseExampleYear03	508
5 Years	rr_ExpenseExampleYear05	876
10 Years	rr_ExpenseExampleYear10	1,911
1 Year	rr_ExpenseExampleNoRedemptionYear01	164
3 Years	rr_ExpenseExampleNoRedemptionYear03	508
5 Years	rr_ExpenseExampleNoRedemptionYear05	876
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,911
1 Year	rr_AverageAnnualReturnYear01	(21.68%)
5 Years	rr_AverageAnnualReturnYear05	(2.49%)
Life of Class	rr_AverageAnnualReturnSinceInception	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2005
Ivy Global Natural Resources Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.27%
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,534
1 Year	rr_ExpenseExampleNoRedemptionYear01	129
3 Years	rr_ExpenseExampleNoRedemptionYear03	403
5 Years	rr_ExpenseExampleNoRedemptionYear05	697
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,534
1 Year	rr_AverageAnnualReturnYear01	(21.39%)
5 Years	rr_AverageAnnualReturnYear05	(2.13%)
Life of Class	rr_AverageAnnualReturnSinceInception	11.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2003
Ivy Global Natural Resources Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(26.03%)
5 Years	rr_AverageAnnualReturnYear05	(5.14%)
10 Years	rr_AverageAnnualReturnYear10	8.89%
Ivy Global Natural Resources Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.92%)
5 Years	rr_AverageAnnualReturnYear05	(3.36%)
10 Years	rr_AverageAnnualReturnYear10	8.80%
Ivy Global Natural Resources Fund | Morgan Stanley Commodity Related Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.87%)
5 Years	rr_AverageAnnualReturnYear05	6.67%
10 Years	rr_AverageAnnualReturnYear10	13.06%
Ivy Global Natural Resources Fund | MSCI AC World IMI 55% Energy + 45% Materials Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.60%)
5 Years	rr_AverageAnnualReturnYear05	2.51%
10 Years	rr_AverageAnnualReturnYear10	11.89%
Ivy Global Natural Resources Fund | Lipper Global Natural Resources Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.65%)
5 Years	rr_AverageAnnualReturnYear05	1.55%
10 Years	rr_AverageAnnualReturnYear10	13.26%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class E shares at 1.27%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[3]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Ivy Real Estate Securities Fund
Ivy Real Estate Securities Fund
Objective
To seek to provide total return through capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Real Estate Securities Fund (USD $)	Class A		Class B		Class C		Class E	Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none	none
Maximum Annual Maintenance Fee	none		none		none		20	none	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Real Estate Securities Fund		Class A	Class B	Class C	Class E	Class I	Class R	Class Y
Management Fees		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	none	0.50%	0.25%
Other Expenses		0.58%	0.99%	0.59%	1.21%	0.25%	0.34%	0.24%
Total Annual Fund Operating Expenses		1.73%	2.89%	2.49%	2.36%	1.15%	1.74%	1.39%
Fee Waiver and/or Expense Reimbursement	[1][2]	none	none	none	0.69%	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.73%	2.89%	2.49%	1.67%	1.15%	1.74%	1.39%
[1]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class E shares at 1.67%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Real Estate Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	741	1,089	1,460	2,499
Class B Shares	692	1,195	1,623	2,939
Class C Shares	252	776	1,326	2,826
Class E Shares	755	1,245	1,783	3,249
Class I Shares	117	365	633	1,398
Class R Shares	177	548	944	2,052
Class Y Shares	142	440	761	1,669

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Real Estate Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	741	1,089	1,460	2,499
Class B Shares	292	895	1,523	2,939
Class C Shares	252	776	1,326	2,826
Class E Shares	755	1,245	1,783	3,249
Class I Shares	117	365	633	1,398
Class R Shares	177	548	944	2,052
Class Y Shares	142	440	761	1,669

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.
Principal Investment Strategies
Ivy Real Estate Securities Fund invests, under normal circumstances, at least 80% of its net assets in the real estate or real estate-related industries. “Real estate” securities include securities of issuers that receive at least 50% of their gross revenue from the construction, ownership, leasing, management, financing or sale of residential, commercial or industrial real estate. “Real estate-related” securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Fund does not directly invest in real estate.

Most of the Fund’s real estate securities portfolio consists of securities issued by real estate investment trusts (REITs) and other real estate operating companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in real estate, mortgages on real estate or shares issued by other REITs and qualifies for pass-through Federal tax treatment provided it meets certain conditions, including the requirement that it distribute at least 90% of its taxable income. A REOC is a corporation or partnership (or an entity classified as such for Federal tax purposes) that is similar to a REIT, except that a REOC has not elected to be taxed as a REIT and, therefore, does not have a requirement to distribute any of its taxable income. REOCs also are more flexible than REITs in terms of what types of real estate investments they can make. At times, the Fund may invest a significant portion of the Fund’s total assets in a limited number of issuers.

The Fund may invest in securities of foreign issuers that are not U.S. dollar-denominated or traded in the U.S., but in no event may such investments, when aggregated with its other investments in foreign securities, exceed more than 25% of its total assets.

The Fund’s investment subadviser, Advantus Capital Management, Inc. (Advantus Capital), primarily utilizes a bottom-up fundamental stockpicking approach in selecting securities for investment by the Fund, which may include consideration of factors such as an issuer’s financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market condition. The Fund then generally invests in those issuers that Advantus Capital determines have potential for long-term sustainable growth in earnings, or those trading at discounts to the underlying value of assets owned. As part of its investment process, Advantus Capital also considers macro-economic and technical factors impacting real estate securities.

Advantus Capital considers various indicators in determining to sell a security, which may include the following: target valuation is reached and operating performance is not sustainable, company fundamentals have deteriorated or do not meet expectations, and economics, financial market or sector of the real estate industry has weakened. Advantus Capital may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Concentration Risk. Because the Fund invests more than 25% of its total assets in the real estate industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Fund’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the limited number of issuers of real estate and real estate related securities.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Management Risk. Fund performance is primarily dependent on Advantus Capital’s skill in evaluating and managing the Fund’s portfolio, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Real Estate Industry Risk. Investment risks associated with investing in real estate securities, in addition to other risks, include rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, operating expenses or zoning laws, costs of environmental clean-up or damages from natural disasters, cash flow fluctuations, and defaults by borrowers.
  REIT-Related Risk. The value of the Fund’s REIT securities may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds, loss of REIT tax status or changes in laws and/or rules related to that status, or the REIT’s failure to maintain its exemption from registration under the Investment Company Act of 1940, as amended. In addition, the Fund may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.
  REOC-Related Risk. REOCs are not required to pay any specific level of income as dividends, and there is no minimum restriction on the number of owners or limits on ownership concentration. The value of the Fund’s REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, a corporate REOC does not qualify for the favorable Federal tax treatment that is accorded a REIT. In addition, the Fund may experience a decline in its income from REOC securities due to falling interest rates or decreasing dividend payments.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Real Estate Securities Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of the Ivy Real Estate Securities Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance prior to December 8, 2003 has not been restated to reflect the estimated annual operating expenses of the Ivy Real Estate Securities Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 29.60% (the third quarter of 2009) and the lowest quarterly return was -36.81% (the fourth quarter of 2008). The Class A return for the year through June 30, 2012 was 13.90%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Real Estate Securities Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	(1.15%)	(3.71%)	9.13%
Class A Return After Taxes on Distributions	(1.23%)	(4.41%)	8.03%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.72%)	(3.32%)	7.66%
Class B	(0.38%)	(3.93%)		5.85%	Dec 8, 2003
Class C	4.05%	(3.35%)		6.21%	Dec 8, 2003
Class E	(1.15%)			(4.68%)	Apr 2, 2007
Class I	5.42%			(2.69%)	Apr 2, 2007
Class R	4.90%	(2.41%)		2.29%	Dec 29, 2005
Class Y	5.21%	(2.11%)		7.47%	Dec 8, 2003
Wilshire Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	8.56%	(2.14%)	10.14%
Lipper Real Estate Funds Universe Average (net of fees and expenses)	7.64%	(1.81%)	9.68%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Real Estate Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide total return through capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Real Estate Securities Fund invests, under normal circumstances, at least 80% of its net assets in the real estate or real estate-related industries. “Real estate” securities include securities of issuers that receive at least 50% of their gross revenue from the construction, ownership, leasing, management, financing or sale of residential, commercial or industrial real estate. “Real estate-related” securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Fund does not directly invest in real estate.

Most of the Fund’s real estate securities portfolio consists of securities issued by real estate investment trusts (REITs) and other real estate operating companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in real estate, mortgages on real estate or shares issued by other REITs and qualifies for pass-through Federal tax treatment provided it meets certain conditions, including the requirement that it distribute at least 90% of its taxable income. A REOC is a corporation or partnership (or an entity classified as such for Federal tax purposes) that is similar to a REIT, except that a REOC has not elected to be taxed as a REIT and, therefore, does not have a requirement to distribute any of its taxable income. REOCs also are more flexible than REITs in terms of what types of real estate investments they can make. At times, the Fund may invest a significant portion of the Fund’s total assets in a limited number of issuers.

The Fund may invest in securities of foreign issuers that are not U.S. dollar-denominated or traded in the U.S., but in no event may such investments, when aggregated with its other investments in foreign securities, exceed more than 25% of its total assets.

The Fund’s investment subadviser, Advantus Capital Management, Inc. (Advantus Capital), primarily utilizes a bottom-up fundamental stockpicking approach in selecting securities for investment by the Fund, which may include consideration of factors such as an issuer’s financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market condition. The Fund then generally invests in those issuers that Advantus Capital determines have potential for long-term sustainable growth in earnings, or those trading at discounts to the underlying value of assets owned. As part of its investment process, Advantus Capital also considers macro-economic and technical factors impacting real estate securities.

		Advantus Capital considers various indicators in determining to sell a security, which may include the following: target valuation is reached and operating performance is not sustainable, company fundamentals have deteriorated or do not meet expectations, and economics, financial market or sector of the real estate industry has weakened. Advantus Capital may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Concentration Risk. Because the Fund invests more than 25% of its total assets in the real estate industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Fund’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the limited number of issuers of real estate and real estate related securities.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Management Risk. Fund performance is primarily dependent on Advantus Capital’s skill in evaluating and managing the Fund’s portfolio, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Real Estate Industry Risk. Investment risks associated with investing in real estate securities, in addition to other risks, include rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, operating expenses or zoning laws, costs of environmental clean-up or damages from natural disasters, cash flow fluctuations, and defaults by borrowers.
  REIT-Related Risk. The value of the Fund’s REIT securities may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds, loss of REIT tax status or changes in laws and/or rules related to that status, or the REIT’s failure to maintain its exemption from registration under the Investment Company Act of 1940, as amended. In addition, the Fund may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.
  REOC-Related Risk. REOCs are not required to pay any specific level of income as dividends, and there is no minimum restriction on the number of owners or limits on ownership concentration. The value of the Fund’s REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, a corporate REOC does not qualify for the favorable Federal tax treatment that is accorded a REIT. In addition, the Fund may experience a decline in its income from REOC securities due to falling interest rates or decreasing dividend payments.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Real Estate Securities Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of the Ivy Real Estate Securities Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance prior to December 8, 2003 has not been restated to reflect the estimated annual operating expenses of the Ivy Real Estate Securities Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 29.60% (the third quarter of 2009) and the lowest quarterly return was -36.81% (the fourth quarter of 2008). The Class A return for the year through June 30, 2012 was 13.90%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Real Estate Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.73%
1 Year	rr_ExpenseExampleYear01	741
3 Years	rr_ExpenseExampleYear03	1,089
5 Years	rr_ExpenseExampleYear05	1,460
10 Years	rr_ExpenseExampleYear10	2,499
1 Year	rr_ExpenseExampleNoRedemptionYear01	741
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,089
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,460
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,499
2002	rr_AnnualReturn2002	6.19%
2003	rr_AnnualReturn2003	41.14%
2004	rr_AnnualReturn2004	34.69%
2005	rr_AnnualReturn2005	10.46%
2006	rr_AnnualReturn2006	29.81%
2007	rr_AnnualReturn2007	(16.50%)
2008	rr_AnnualReturn2008	(36.43%)
2009	rr_AnnualReturn2009	23.28%
2010	rr_AnnualReturn2010	27.98%
2011	rr_AnnualReturn2011	4.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.81%)
1 Year	rr_AverageAnnualReturnYear01	(1.15%)
5 Years	rr_AverageAnnualReturnYear05	(3.71%)
10 Years	rr_AverageAnnualReturnYear10	9.13%
Ivy Real Estate Securities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.89%
1 Year	rr_ExpenseExampleYear01	692
3 Years	rr_ExpenseExampleYear03	1,195
5 Years	rr_ExpenseExampleYear05	1,623
10 Years	rr_ExpenseExampleYear10	2,939
1 Year	rr_ExpenseExampleNoRedemptionYear01	292
3 Years	rr_ExpenseExampleNoRedemptionYear03	895
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,523
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,939
1 Year	rr_AverageAnnualReturnYear01	(0.38%)
5 Years	rr_AverageAnnualReturnYear05	(3.93%)
Life of Class	rr_AverageAnnualReturnSinceInception	5.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2003
Ivy Real Estate Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.49%
1 Year	rr_ExpenseExampleYear01	252
3 Years	rr_ExpenseExampleYear03	776
5 Years	rr_ExpenseExampleYear05	1,326
10 Years	rr_ExpenseExampleYear10	2,826
1 Year	rr_ExpenseExampleNoRedemptionYear01	252
3 Years	rr_ExpenseExampleNoRedemptionYear03	776
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,326
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,826
1 Year	rr_AverageAnnualReturnYear01	4.05%
5 Years	rr_AverageAnnualReturnYear05	(3.35%)
Life of Class	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2003
Ivy Real Estate Securities Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.69%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.67%
1 Year	rr_ExpenseExampleYear01	755
3 Years	rr_ExpenseExampleYear03	1,245
5 Years	rr_ExpenseExampleYear05	1,783
10 Years	rr_ExpenseExampleYear10	3,249
1 Year	rr_ExpenseExampleNoRedemptionYear01	755
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,245
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,783
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,249
1 Year	rr_AverageAnnualReturnYear01	(1.15%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	(4.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Real Estate Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	365
5 Years	rr_ExpenseExampleNoRedemptionYear05	633
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,398
1 Year	rr_AverageAnnualReturnYear01	5.42%
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	(2.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Real Estate Securities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
1 Year	rr_ExpenseExampleYear01	177
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	944
10 Years	rr_ExpenseExampleYear10	2,052
1 Year	rr_ExpenseExampleNoRedemptionYear01	177
3 Years	rr_ExpenseExampleNoRedemptionYear03	548
5 Years	rr_ExpenseExampleNoRedemptionYear05	944
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,052
1 Year	rr_AverageAnnualReturnYear01	4.90%
5 Years	rr_AverageAnnualReturnYear05	(2.41%)
Life of Class	rr_AverageAnnualReturnSinceInception	2.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2005
Ivy Real Estate Securities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	440
5 Years	rr_ExpenseExampleYear05	761
10 Years	rr_ExpenseExampleYear10	1,669
1 Year	rr_ExpenseExampleNoRedemptionYear01	142
3 Years	rr_ExpenseExampleNoRedemptionYear03	440
5 Years	rr_ExpenseExampleNoRedemptionYear05	761
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,669
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	(2.11%)
Life of Class	rr_AverageAnnualReturnSinceInception	7.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2003
Ivy Real Estate Securities Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.23%)
5 Years	rr_AverageAnnualReturnYear05	(4.41%)
10 Years	rr_AverageAnnualReturnYear10	8.03%
Ivy Real Estate Securities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.72%)
5 Years	rr_AverageAnnualReturnYear05	(3.32%)
10 Years	rr_AverageAnnualReturnYear10	7.66%
Ivy Real Estate Securities Fund | Wilshire Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.56%
5 Years	rr_AverageAnnualReturnYear05	(2.14%)
10 Years	rr_AverageAnnualReturnYear10	10.14%
Ivy Real Estate Securities Fund | Lipper Real Estate Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.64%
5 Years	rr_AverageAnnualReturnYear05	(1.81%)
10 Years	rr_AverageAnnualReturnYear10	9.68%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class E shares at 1.67%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[3]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Ivy Science and Technology Fund
Ivy Science and Technology Fund
Objective
To seek to provide growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Science and Technology Fund (USD $)	Class A		Class B		Class C		Class E	Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none	none
Maximum Annual Maintenance Fee	none		none		none		20	none	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Science and Technology Fund		Class A	Class B	Class C	Class E	Class I	Class R	Class Y
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	none	0.50%	0.25%
Other Expenses		0.29%	0.39%	0.28%	0.91%	0.21%	0.30%	0.20%
Total Annual Fund Operating Expenses		1.39%	2.24%	2.13%	2.01%	1.06%	1.65%	1.30%
Fee Waiver and/or Expense Reimbursement	[1][2]	none	none	none	0.58%	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.39%	2.24%	2.13%	1.43%	1.06%	1.65%	1.30%
[1]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.43%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[2]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Science and Technology Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	708	990	1,292	2,148
Class B Shares	627	1,000	1,300	2,360
Class C Shares	216	667	1,144	2,462
Class E Shares	732	1,158	1,628	2,919
Class I Shares	108	337	585	1,294
Class R Shares	168	520	897	1,955
Class Y Shares	132	412	713	1,568

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Science and Technology Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	708	990	1,292	2,148
Class B Shares	227	700	1,200	2,360
Class C Shares	216	667	1,144	2,462
Class E Shares	732	1,158	1,628	2,919
Class I Shares	108	337	585	1,294
Class R Shares	168	520	897	1,955
Class Y Shares	132	412	713	1,568

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Principal Investment Strategies
Ivy Science and Technology Fund invests primarily in the equity securities of science and technology companies around the globe. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of science or technology companies. Such companies may include companies that, in the opinion of IICO derive a competitive advantage by the application of scientific or technological developments or discoveries to grow their business or increase their competitive advantage. Science and technology companies are companies whose products, processes or services, in the opinion of IICO, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund may also invest in companies that utilize science and/or technology as an agent of change to significantly enhance their business opportunities. The Fund may invest in securities issued by companies of any size, and may invest without limitation in foreign securities, including securities of issuers within emerging markets.

IICO typically emphasizes growth potential in selecting stocks; that is, IICO seeks companies in which earnings are likely to grow faster than the economy. IICO aims to identify strong secular trends within industries and then applies a largely bottom-up stock selection process by considering a number of factors in selecting securities for the Fund’s portfolio. These may include but are not limited to a company’s growth potential, earnings potential, quality of management, industry position/market size potential and applicable economic and market conditions. The Fund typically holds a small number of stocks (generally 45 to 65).

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to additional foreign markets through investments in these companies.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. IICO may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Concentration Risk. Because the Fund invests more than 25% of its total assets in the science and technology industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Fund’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the limited number of issuers of science and technology related securities.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Holdings Risk. The Fund tends to be invested in a small number of stocks (generally 45 to 65), and the Fund’s portfolio manager also tends to invest a significant portion of the Fund’s total assets in a limited number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities or if the Fund’s portfolio manager invested a greater portion of the Fund’s total assets in a larger number of stocks.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group
  Science and Technology Industry Risk. Investment risks associated with investing in science and technology securities, in addition to other risks, include: operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and obsolescence of existing technology.
  Small Company Risk. Equity securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 14.43% (the fourth quarter of 2004) and the lowest quarterly return was -15.50% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 16.35%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Science and Technology Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	(9.73%)	4.52%	5.86%
Class A Return After Taxes on Distributions	(10.71%)	3.51%	5.35%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(4.71%)	3.77%	5.09%
Class B	(8.49%)	4.58%	5.38%
Class C	(4.90%)	4.94%	5.62%
Class E	(9.79%)			3.48%	Apr 2, 2007
Class I	(3.89%)			5.75%	Apr 2, 2007
Class R	(4.46%)	5.58%		5.75%	Dec 29, 2005
Class Y	(4.12%)	5.89%	6.69%
S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)	(0.88%)	3.84%	2.44%
Lipper Science & Technology Funds Universe Average (net of fees and expenses)	(7.37%)	2.48%	2.14%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Science and Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Science and Technology Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 191 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 115 of the Fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Science and Technology Fund invests primarily in the equity securities of science and technology companies around the globe. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of science or technology companies. Such companies may include companies that, in the opinion of IICO derive a competitive advantage by the application of scientific or technological developments or discoveries to grow their business or increase their competitive advantage. Science and technology companies are companies whose products, processes or services, in the opinion of IICO, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund may also invest in companies that utilize science and/or technology as an agent of change to significantly enhance their business opportunities. The Fund may invest in securities issued by companies of any size, and may invest without limitation in foreign securities, including securities of issuers within emerging markets.

IICO typically emphasizes growth potential in selecting stocks; that is, IICO seeks companies in which earnings are likely to grow faster than the economy. IICO aims to identify strong secular trends within industries and then applies a largely bottom-up stock selection process by considering a number of factors in selecting securities for the Fund’s portfolio. These may include but are not limited to a company’s growth potential, earnings potential, quality of management, industry position/market size potential and applicable economic and market conditions. The Fund typically holds a small number of stocks (generally 45 to 65).

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to additional foreign markets through investments in these companies.

		Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. IICO may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Concentration Risk. Because the Fund invests more than 25% of its total assets in the science and technology industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Fund’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the limited number of issuers of science and technology related securities.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, the domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different financial reporting standards; custody; and settlement delays.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Holdings Risk. The Fund tends to be invested in a small number of stocks (generally 45 to 65), and the Fund’s portfolio manager also tends to invest a significant portion of the Fund’s total assets in a limited number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities or if the Fund’s portfolio manager invested a greater portion of the Fund’s total assets in a larger number of stocks.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group
  Science and Technology Industry Risk. Investment risks associated with investing in science and technology securities, in addition to other risks, include: operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and obsolescence of existing technology.
  Small Company Risk. Equity securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 14.43% (the fourth quarter of 2004) and the lowest quarterly return was -15.50% (the third quarter of 2011). The Class A return for the year through June 30, 2012 was 16.35%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.
Ivy Science and Technology Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
1 Year	rr_ExpenseExampleYear01	708
3 Years	rr_ExpenseExampleYear03	990
5 Years	rr_ExpenseExampleYear05	1,292
10 Years	rr_ExpenseExampleYear10	2,148
1 Year	rr_ExpenseExampleNoRedemptionYear01	708
3 Years	rr_ExpenseExampleNoRedemptionYear03	990
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,292
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,148
2002	rr_AnnualReturn2002	(25.90%)
2003	rr_AnnualReturn2003	31.27%
2004	rr_AnnualReturn2004	16.25%
2005	rr_AnnualReturn2005	16.62%
2006	rr_AnnualReturn2006	7.50%
2007	rr_AnnualReturn2007	23.59%
2008	rr_AnnualReturn2008	(27.73%)
2009	rr_AnnualReturn2009	39.55%
2010	rr_AnnualReturn2010	10.85%
2011	rr_AnnualReturn2011	(4.23%)
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quaterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quaterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.50%)
1 Year	rr_AverageAnnualReturnYear01	(9.73%)
5 Years	rr_AverageAnnualReturnYear05	4.52%
10 Years	rr_AverageAnnualReturnYear10	5.86%
Ivy Science and Technology Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.24%
1 Year	rr_ExpenseExampleYear01	627
3 Years	rr_ExpenseExampleYear03	1,000
5 Years	rr_ExpenseExampleYear05	1,300
10 Years	rr_ExpenseExampleYear10	2,360
1 Year	rr_ExpenseExampleNoRedemptionYear01	227
3 Years	rr_ExpenseExampleNoRedemptionYear03	700
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,200
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,360
1 Year	rr_AverageAnnualReturnYear01	(8.49%)
5 Years	rr_AverageAnnualReturnYear05	4.58%
10 Years	rr_AverageAnnualReturnYear10	5.38%
Ivy Science and Technology Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.13%
1 Year	rr_ExpenseExampleYear01	216
3 Years	rr_ExpenseExampleYear03	667
5 Years	rr_ExpenseExampleYear05	1,144
10 Years	rr_ExpenseExampleYear10	2,462
1 Year	rr_ExpenseExampleNoRedemptionYear01	216
3 Years	rr_ExpenseExampleNoRedemptionYear03	667
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,144
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,462
1 Year	rr_AverageAnnualReturnYear01	(4.90%)
5 Years	rr_AverageAnnualReturnYear05	4.94%
10 Years	rr_AverageAnnualReturnYear10	5.62%
Ivy Science and Technology Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.58%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.43%
1 Year	rr_ExpenseExampleYear01	732
3 Years	rr_ExpenseExampleYear03	1,158
5 Years	rr_ExpenseExampleYear05	1,628
10 Years	rr_ExpenseExampleYear10	2,919
1 Year	rr_ExpenseExampleNoRedemptionYear01	732
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,158
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,628
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,919
1 Year	rr_AverageAnnualReturnYear01	(9.79%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	3.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Science and Technology Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,294
1 Year	rr_ExpenseExampleNoRedemptionYear01	108
3 Years	rr_ExpenseExampleNoRedemptionYear03	337
5 Years	rr_ExpenseExampleNoRedemptionYear05	585
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,294
1 Year	rr_AverageAnnualReturnYear01	(3.89%)
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	5.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Science and Technology Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
1 Year	rr_ExpenseExampleYear01	168
3 Years	rr_ExpenseExampleYear03	520
5 Years	rr_ExpenseExampleYear05	897
10 Years	rr_ExpenseExampleYear10	1,955
1 Year	rr_ExpenseExampleNoRedemptionYear01	168
3 Years	rr_ExpenseExampleNoRedemptionYear03	520
5 Years	rr_ExpenseExampleNoRedemptionYear05	897
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955
1 Year	rr_AverageAnnualReturnYear01	(4.46%)
5 Years	rr_AverageAnnualReturnYear05	5.58%
Life of Class	rr_AverageAnnualReturnSinceInception	5.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2005
Ivy Science and Technology Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,568
1 Year	rr_ExpenseExampleNoRedemptionYear01	132
3 Years	rr_ExpenseExampleNoRedemptionYear03	412
5 Years	rr_ExpenseExampleNoRedemptionYear05	713
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,568
1 Year	rr_AverageAnnualReturnYear01	(4.12%)
5 Years	rr_AverageAnnualReturnYear05	5.89%
10 Years	rr_AverageAnnualReturnYear10	6.69%
Ivy Science and Technology Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.71%)
5 Years	rr_AverageAnnualReturnYear05	3.51%
10 Years	rr_AverageAnnualReturnYear10	5.35%
Ivy Science and Technology Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.71%)
5 Years	rr_AverageAnnualReturnYear05	3.77%
10 Years	rr_AverageAnnualReturnYear10	5.09%
Ivy Science and Technology Fund | S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.88%)
5 Years	rr_AverageAnnualReturnYear05	3.84%
10 Years	rr_AverageAnnualReturnYear10	2.44%
Ivy Science and Technology Fund | Lipper Science & Technology Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.37%)
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	2.14%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	Through July 31, 2013, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for the Fund's Class E shares at 1.43%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.
[3]	Through July 31, 2013, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Ivy Money Market Fund
Ivy Money Market Fund
Objective
To seek to provide current income consistent with maintaining liquidity and preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Money Market Fund (USD $)	Class A	Class B		Class C		Class E
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	none	5.00%	[1]	1.00%	[1]	none
Maximum Annual Maintenance Fee	none	none		none		20
[1]	For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within twelve months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Money Market Fund	Class A	Class B	Class C	Class E
Management Fees	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	none	1.00%	1.00%	none
Other Expenses	0.26%	0.33%	0.24%	0.38%
Total Annual Fund Operating Expenses	0.66%	1.73%	1.64%	0.78%

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	67	211	368	822
Class B	576	845	1,039	1,757
Class C	167	517	892	1,944
Class E	100	309	533	1,166

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	67	211	368	822
Class B	176	545	939	1,757
Class C	167	517	892	1,944
Class E	100	309	533	1,166

Principal Investment Strategies
Ivy Money Market Fund seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities are rated in one of the two highest categories by a nationally recognized statistical rating organizations (NRSROs) or, if unrated, determined by Ivy Investment Management Company (IICO), the Fund’s investment manager, to be of comparable quality. The Fund seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. The Fund maintains a dollar-weighted average maturity of 60 calendar days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days or, for securities rated in the second highest rating category by the requisite NRSROs (or, if unrated, determined by IICO to be of comparable quality to such securities), not more than 45 calendar days.

IICO may look at a number of factors in selecting securities for the Fund’s portfolio. These may include the credit quality of the particular issuer or guarantor of the security, along with the liquidity and yield, and as well the industry sector of the issuer of the security.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses when buying securities to determine whether the security no longer offers adequate return or complies with Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7). IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Amortized Cost Risk. In the event that the Board determines that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share could result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including but not limited to, suspending redemption of Fund shares or liquidating the Fund.
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Money Market Fund Regulatory Risk. As a money market fund, the Fund is subject to the specific rules governing money market funds and is subject to regulation by the Securities and Exchange Commission (SEC). The SEC continues to evaluate the rules governing money market funds. It is possible that changes to the rules governing money market funds could significantly affect the money market fund industry generally and, therefore, the operation or performance of the Fund.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s most recent 7-day yield.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 1.20% (the fourth quarter of 2006) and the lowest quarterly return was 0.00% (the second and third quarters of 2010 and the first, second, third and fourth quarters of 2011). As of December 31, 2011, the 7-day yield was equal to 0.02%. Yields are compiled by annualizing the average daily dividend per share during the time period for which the yield is presented. The Class A return for the year through June 30, 2012 was 0.01%.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ivy Money Market Fund		1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A		0.02%	1.48%	1.67%
Class B	[1]	(3.98%)	0.81%	0.98%
Class C	[1]	0.02%	1.02%	1.00%
Class E		0.02%			1.28%	Apr 2, 2007
Lipper Money Market Funds Universe Average (net of fees and expenses)		0.02%	1.36%	1.56%
[1]	(Class B and C shares of the Fund are not available for direct investments. However, you may continue to exchange into these classes from Class B or Class C shares of another Ivy Fund.)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Ivy Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide current income consistent with maintaining liquidity and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Money Market Fund seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities are rated in one of the two highest categories by a nationally recognized statistical rating organizations (NRSROs) or, if unrated, determined by Ivy Investment Management Company (IICO), the Fund’s investment manager, to be of comparable quality. The Fund seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. The Fund maintains a dollar-weighted average maturity of 60 calendar days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days or, for securities rated in the second highest rating category by the requisite NRSROs (or, if unrated, determined by IICO to be of comparable quality to such securities), not more than 45 calendar days.

IICO may look at a number of factors in selecting securities for the Fund’s portfolio. These may include the credit quality of the particular issuer or guarantor of the security, along with the liquidity and yield, and as well the industry sector of the issuer of the security.

		Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses when buying securities to determine whether the security no longer offers adequate return or complies with Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7). IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Amortized Cost Risk. In the event that the Board determines that the extent of the deviation between the Fund’s amortized cost per share and its market-based NAV per share could result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including but not limited to, suspending redemption of Fund shares or liquidating the Fund.
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Money Market Fund Regulatory Risk. As a money market fund, the Fund is subject to the specific rules governing money market funds and is subject to regulation by the Securities and Exchange Commission (SEC). The SEC continues to evaluate the rules governing money market funds. It is possible that changes to the rules governing money market funds could significantly affect the money market fund industry generally and, therefore, the operation or performance of the Fund.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s most recent 7-day yield.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 1.20% (the fourth quarter of 2006) and the lowest quarterly return was 0.00% (the second and third quarters of 2010 and the first, second, third and fourth quarters of 2011). As of December 31, 2011, the 7-day yield was equal to 0.02%. Yields are compiled by annualizing the average daily dividend per share during the time period for which the yield is presented. The Class A return for the year through June 30, 2012 was 0.01%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	7-day yield
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.02%
Ivy Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	822
1 Year	rr_ExpenseExampleNoRedemptionYear01	67
3 Years	rr_ExpenseExampleNoRedemptionYear03	211
5 Years	rr_ExpenseExampleNoRedemptionYear05	368
10 Years	rr_ExpenseExampleNoRedemptionYear10	822
2002	rr_AnnualReturn2002	1.40%
2003	rr_AnnualReturn2003	0.81%
2004	rr_AnnualReturn2004	0.53%
2005	rr_AnnualReturn2005	2.37%
2006	rr_AnnualReturn2006	4.25%
2007	rr_AnnualReturn2007	4.47%
2008	rr_AnnualReturn2008	2.10%
2009	rr_AnnualReturn2009	0.82%
2010	rr_AnnualReturn2010	0.05%
2011	rr_AnnualReturn2011	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.48%
10 Years	rr_AverageAnnualReturnYear10	1.67%
Ivy Money Market Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
1 Year	rr_ExpenseExampleYear01	576
3 Years	rr_ExpenseExampleYear03	845
5 Years	rr_ExpenseExampleYear05	1,039
10 Years	rr_ExpenseExampleYear10	1,757
1 Year	rr_ExpenseExampleNoRedemptionYear01	176
3 Years	rr_ExpenseExampleNoRedemptionYear03	545
5 Years	rr_ExpenseExampleNoRedemptionYear05	939
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,757
1 Year	rr_AverageAnnualReturnYear01	(3.98%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.81%	[2]
10 Years	rr_AverageAnnualReturnYear10	0.98%	[2]
Ivy Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
1 Year	rr_ExpenseExampleYear01	167
3 Years	rr_ExpenseExampleYear03	517
5 Years	rr_ExpenseExampleYear05	892
10 Years	rr_ExpenseExampleYear10	1,944
1 Year	rr_ExpenseExampleNoRedemptionYear01	167
3 Years	rr_ExpenseExampleNoRedemptionYear03	517
5 Years	rr_ExpenseExampleNoRedemptionYear05	892
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,944
1 Year	rr_AverageAnnualReturnYear01	0.02%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.02%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.00%	[2]
Ivy Money Market Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Annual Maintenance Fee	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	533
10 Years	rr_ExpenseExampleYear10	1,166
1 Year	rr_ExpenseExampleNoRedemptionYear01	100
3 Years	rr_ExpenseExampleNoRedemptionYear03	309
5 Years	rr_ExpenseExampleNoRedemptionYear05	533
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,166
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	1.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2007
Ivy Money Market Fund | Lipper Money Market Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.36%
10 Years	rr_AverageAnnualReturnYear10	1.56%

[1]	For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within twelve months of purchase.
[2]	(Class B and C shares of the Fund are not available for direct investments. However, you may continue to exchange into these classes from Class B or Class C shares of another Ivy Fund.)

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 27, 2012